UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number:
811-07332
Name of Fund:
BlackRock Funds III
BlackRock LifePath® Dynamic 2030 Fund
BlackRock LifePath® Dynamic 2035 Fund
BlackRock LifePath® Dynamic 2040 Fund
BlackRock LifePath® Dynamic 2045 Fund
BlackRock LifePath® Dynamic 2050 Fund
BlackRock LifePath® Dynamic 2055 Fund
BlackRock LifePath® Dynamic 2060 Fund
BlackRock LifePath® Dynamic 2065 Fund
BlackRock LifePath® Dynamic 2070 Fund
BlackRock LifePath® Dynamic Retirement Fund

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809
Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Funds III, 50 Hudson Yards, New York, NY 10001
Registrant's telephone number, including area code:
(800) 441-7762
Date of fiscal year end:
12/31/2026
Date of reporting period:
6/30/2026
Item 1 — Report to Stockholders
(a) The Report to Shareholders is attached herewith

BlackRock LifePath® Dynamic 2030 Fund

Institutional Shares | STLDX

Semi-Annual Shareholder Report — June 30, 2026

This semi-annual shareholder report contains important information about BlackRock LifePath® Dynamic 2030 Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$25(a)	0.49%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.
Key Fund statistics
Net Assets	$521,104,474
Number of Portfolio Holdings	35
Portfolio Turnover Rate	4%
What did the Fund invest in?
(as of June 30, 2026)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	58.2%
Fixed-Income Funds	36.0%
Money Market Funds	5.2%
Other Assets Less Liabilities	0.6
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Alpha Master Portfolio	32.1%
BlackRock Diversified Fixed Income Fund, Class K	24.0%
International Tilts Master Portfolio	10.3%
iShares 0-5 Year TIPS Bond ETF	8.2%
iShares Core MSCI Emerging Markets ETF	5.7%
BlackRock Tactical Opportunities Fund, Class K	5.0%
iShares Broad USD Investment Grade Corporate Bond ETF	3.8%
iShares Global Infrastructure ETF	1.8%
iShares MSCI EAFE Small-Cap ETF	1.7%
BlackRock Real Estate Securities Fund	1.3%
(a)	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Dynamic 2030 Fund
Institutional Shares | STLDX
Semi-Annual Shareholder Report — June 30, 2026
STLDX-06/26-SAR

BlackRock LifePath® Dynamic 2030 Fund

Investor A Shares | LPRDX

Semi-Annual Shareholder Report — June 30, 2026

This semi-annual shareholder report contains important information about BlackRock LifePath® Dynamic 2030 Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$38(a)	0.74%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.
Key Fund statistics
Net Assets	$521,104,474
Number of Portfolio Holdings	35
Portfolio Turnover Rate	4%
What did the Fund invest in?
(as of June 30, 2026)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	58.2%
Fixed-Income Funds	36.0%
Money Market Funds	5.2%
Other Assets Less Liabilities	0.6
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Alpha Master Portfolio	32.1%
BlackRock Diversified Fixed Income Fund, Class K	24.0%
International Tilts Master Portfolio	10.3%
iShares 0-5 Year TIPS Bond ETF	8.2%
iShares Core MSCI Emerging Markets ETF	5.7%
BlackRock Tactical Opportunities Fund, Class K	5.0%
iShares Broad USD Investment Grade Corporate Bond ETF	3.8%
iShares Global Infrastructure ETF	1.8%
iShares MSCI EAFE Small-Cap ETF	1.7%
BlackRock Real Estate Securities Fund	1.3%
(a)	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Dynamic 2030 Fund
Investor A Shares | LPRDX
Semi-Annual Shareholder Report — June 30, 2026
LPRDX-06/26-SAR

BlackRock LifePath® Dynamic 2030 Fund

Investor C Shares | LPCNX

Semi-Annual Shareholder Report — June 30, 2026

This semi-annual shareholder report contains important information about BlackRock LifePath® Dynamic 2030 Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$76(a)	1.49%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.
Key Fund statistics
Net Assets	$521,104,474
Number of Portfolio Holdings	35
Portfolio Turnover Rate	4%
What did the Fund invest in?
(as of June 30, 2026)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	58.2%
Fixed-Income Funds	36.0%
Money Market Funds	5.2%
Other Assets Less Liabilities	0.6
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Alpha Master Portfolio	32.1%
BlackRock Diversified Fixed Income Fund, Class K	24.0%
International Tilts Master Portfolio	10.3%
iShares 0-5 Year TIPS Bond ETF	8.2%
iShares Core MSCI Emerging Markets ETF	5.7%
BlackRock Tactical Opportunities Fund, Class K	5.0%
iShares Broad USD Investment Grade Corporate Bond ETF	3.8%
iShares Global Infrastructure ETF	1.8%
iShares MSCI EAFE Small-Cap ETF	1.7%
BlackRock Real Estate Securities Fund	1.3%
(a)	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Dynamic 2030 Fund
Investor C Shares | LPCNX
Semi-Annual Shareholder Report — June 30, 2026
LPCNX-06/26-SAR

BlackRock LifePath® Dynamic 2030 Fund

Class K Shares | LPSDX

Semi-Annual Shareholder Report — June 30, 2026

This semi-annual shareholder report contains important information about BlackRock LifePath® Dynamic 2030 Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$12(a)	0.24%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.
Key Fund statistics
Net Assets	$521,104,474
Number of Portfolio Holdings	35
Portfolio Turnover Rate	4%
What did the Fund invest in?
(as of June 30, 2026)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	58.2%
Fixed-Income Funds	36.0%
Money Market Funds	5.2%
Other Assets Less Liabilities	0.6
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Alpha Master Portfolio	32.1%
BlackRock Diversified Fixed Income Fund, Class K	24.0%
International Tilts Master Portfolio	10.3%
iShares 0-5 Year TIPS Bond ETF	8.2%
iShares Core MSCI Emerging Markets ETF	5.7%
BlackRock Tactical Opportunities Fund, Class K	5.0%
iShares Broad USD Investment Grade Corporate Bond ETF	3.8%
iShares Global Infrastructure ETF	1.8%
iShares MSCI EAFE Small-Cap ETF	1.7%
BlackRock Real Estate Securities Fund	1.3%
(a)	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Dynamic 2030 Fund
Class K Shares | LPSDX
Semi-Annual Shareholder Report — June 30, 2026
LPSDX-06/26-SAR

BlackRock LifePath® Dynamic 2030 Fund

Class R Shares | LPRNX

Semi-Annual Shareholder Report — June 30, 2026

This semi-annual shareholder report contains important information about BlackRock LifePath® Dynamic 2030 Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$48(a)	0.94%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.
Key Fund statistics
Net Assets	$521,104,474
Number of Portfolio Holdings	35
Portfolio Turnover Rate	4%
What did the Fund invest in?
(as of June 30, 2026)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	58.2%
Fixed-Income Funds	36.0%
Money Market Funds	5.2%
Other Assets Less Liabilities	0.6
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Alpha Master Portfolio	32.1%
BlackRock Diversified Fixed Income Fund, Class K	24.0%
International Tilts Master Portfolio	10.3%
iShares 0-5 Year TIPS Bond ETF	8.2%
iShares Core MSCI Emerging Markets ETF	5.7%
BlackRock Tactical Opportunities Fund, Class K	5.0%
iShares Broad USD Investment Grade Corporate Bond ETF	3.8%
iShares Global Infrastructure ETF	1.8%
iShares MSCI EAFE Small-Cap ETF	1.7%
BlackRock Real Estate Securities Fund	1.3%
(a)	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Dynamic 2030 Fund
Class R Shares | LPRNX
Semi-Annual Shareholder Report — June 30, 2026
LPRNX-06/26-SAR

BlackRock LifePath® Dynamic 2035 Fund
Institutional Shares | LPJIX
Semi-Annual Shareholder Report — June 30, 2026

This semi-annual shareholder report contains important information about BlackRock LifePath® Dynamic 2035 Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$25(a)	0.49%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.
Key Fund statistics
Net Assets	$450,794,632
Number of Portfolio Holdings	35
Portfolio Turnover Rate	5%
What did the Fund invest in?
(as of June 30, 2026)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	67.9%
Fixed-Income Funds	26.5%
Money Market Funds	5.3%
Other Assets Less Liabilities	0.3
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Alpha Master Portfolio	36.7%
BlackRock Diversified Fixed Income Fund, Class K	21.3%
International Tilts Master Portfolio	12.9%
iShares Core MSCI Emerging Markets ETF	7.2%
BlackRock Tactical Opportunities Fund, Class K	4.9%
iShares Broad USD Investment Grade Corporate Bond ETF	4.6%
iShares MSCI EAFE Small-Cap ETF	2.1%
iShares Global Infrastructure ETF	1.8%
BlackRock Real Estate Securities Fund	1.8%
iShares 0-5 Year TIPS Bond ETF	0.6%
(a)	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Dynamic 2035 Fund
Institutional Shares | LPJIX
Semi-Annual Shareholder Report — June 30, 2026
LPJIX-06/26-SAR

BlackRock LifePath® Dynamic 2035 Fund
Investor A Shares | LPJAX
Semi-Annual Shareholder Report — June 30, 2026

This semi-annual shareholder report contains important information about BlackRock LifePath® Dynamic 2035 Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$38(a)	0.74%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.
Key Fund statistics
Net Assets	$450,794,632
Number of Portfolio Holdings	35
Portfolio Turnover Rate	5%
What did the Fund invest in?
(as of June 30, 2026)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	67.9%
Fixed-Income Funds	26.5%
Money Market Funds	5.3%
Other Assets Less Liabilities	0.3
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Alpha Master Portfolio	36.7%
BlackRock Diversified Fixed Income Fund, Class K	21.3%
International Tilts Master Portfolio	12.9%
iShares Core MSCI Emerging Markets ETF	7.2%
BlackRock Tactical Opportunities Fund, Class K	4.9%
iShares Broad USD Investment Grade Corporate Bond ETF	4.6%
iShares MSCI EAFE Small-Cap ETF	2.1%
iShares Global Infrastructure ETF	1.8%
BlackRock Real Estate Securities Fund	1.8%
iShares 0-5 Year TIPS Bond ETF	0.6%
(a)	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Dynamic 2035 Fund
Investor A Shares | LPJAX
Semi-Annual Shareholder Report — June 30, 2026
LPJAX-06/26-SAR

BlackRock LifePath® Dynamic 2035 Fund

Investor C Shares | LPJCX

Semi-Annual Shareholder Report — June 30, 2026

This semi-annual shareholder report contains important information about BlackRock LifePath® Dynamic 2035 Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$77(a)	1.49%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.
Key Fund statistics
Net Assets	$450,794,632
Number of Portfolio Holdings	35
Portfolio Turnover Rate	5%
What did the Fund invest in?
(as of June 30, 2026)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	67.9%
Fixed-Income Funds	26.5%
Money Market Funds	5.3%
Other Assets Less Liabilities	0.3
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Alpha Master Portfolio	36.7%
BlackRock Diversified Fixed Income Fund, Class K	21.3%
International Tilts Master Portfolio	12.9%
iShares Core MSCI Emerging Markets ETF	7.2%
BlackRock Tactical Opportunities Fund, Class K	4.9%
iShares Broad USD Investment Grade Corporate Bond ETF	4.6%
iShares MSCI EAFE Small-Cap ETF	2.1%
iShares Global Infrastructure ETF	1.8%
BlackRock Real Estate Securities Fund	1.8%
iShares 0-5 Year TIPS Bond ETF	0.6%
(a)	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Dynamic 2035 Fund
Investor C Shares | LPJCX
Semi-Annual Shareholder Report — June 30, 2026
LPJCX-06/26-SAR

BlackRock LifePath® Dynamic 2035 Fund

Class K Shares | LPJKX

Semi-Annual Shareholder Report — June 30, 2026

This semi-annual shareholder report contains important information about BlackRock LifePath® Dynamic 2035 Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$12(a)	0.24%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.
Key Fund statistics
Net Assets	$450,794,632
Number of Portfolio Holdings	35
Portfolio Turnover Rate	5%
What did the Fund invest in?
(as of June 30, 2026)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	67.9%
Fixed-Income Funds	26.5%
Money Market Funds	5.3%
Other Assets Less Liabilities	0.3
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Alpha Master Portfolio	36.7%
BlackRock Diversified Fixed Income Fund, Class K	21.3%
International Tilts Master Portfolio	12.9%
iShares Core MSCI Emerging Markets ETF	7.2%
BlackRock Tactical Opportunities Fund, Class K	4.9%
iShares Broad USD Investment Grade Corporate Bond ETF	4.6%
iShares MSCI EAFE Small-Cap ETF	2.1%
iShares Global Infrastructure ETF	1.8%
BlackRock Real Estate Securities Fund	1.8%
iShares 0-5 Year TIPS Bond ETF	0.6%
(a)	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Dynamic 2035 Fund
Class K Shares | LPJKX
Semi-Annual Shareholder Report — June 30, 2026
LPJKX-06/26-SAR

BlackRock LifePath® Dynamic 2035 Fund

Class R Shares | LPJRX

Semi-Annual Shareholder Report — June 30, 2026

This semi-annual shareholder report contains important information about BlackRock LifePath® Dynamic 2035 Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$48(a)	0.94%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.
Key Fund statistics
Net Assets	$450,794,632
Number of Portfolio Holdings	35
Portfolio Turnover Rate	5%
What did the Fund invest in?
(as of June 30, 2026)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	67.9%
Fixed-Income Funds	26.5%
Money Market Funds	5.3%
Other Assets Less Liabilities	0.3
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Alpha Master Portfolio	36.7%
BlackRock Diversified Fixed Income Fund, Class K	21.3%
International Tilts Master Portfolio	12.9%
iShares Core MSCI Emerging Markets ETF	7.2%
BlackRock Tactical Opportunities Fund, Class K	4.9%
iShares Broad USD Investment Grade Corporate Bond ETF	4.6%
iShares MSCI EAFE Small-Cap ETF	2.1%
iShares Global Infrastructure ETF	1.8%
BlackRock Real Estate Securities Fund	1.8%
iShares 0-5 Year TIPS Bond ETF	0.6%
(a)	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Dynamic 2035 Fund
Class R Shares | LPJRX
Semi-Annual Shareholder Report — June 30, 2026
LPJRX-06/26-SAR

BlackRock LifePath® Dynamic 2040 Fund

Institutional Shares | STLEX

Semi-Annual Shareholder Report — June 30, 2026

This semi-annual shareholder report contains important information about BlackRock LifePath® Dynamic 2040 Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$25(a)	0.49%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.
Key Fund statistics
Net Assets	$586,243,135
Number of Portfolio Holdings	34
Portfolio Turnover Rate	4%
What did the Fund invest in?
(as of June 30, 2026)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	74.6%
Fixed-Income Funds	20.3%
Money Market Funds	5.1%
Liabilities in Excess of Other Assets	(—	)(b)
Ten largest holdings
Security(c)	Percent of Net Assets
Diversified Equity Alpha Master Portfolio	38.3%
BlackRock Diversified Fixed Income Fund, Class K	15.6%
International Tilts Master Portfolio	15.3%
iShares Core MSCI Emerging Markets ETF	8.4%
BlackRock Tactical Opportunities Fund, Class K	5.1%
iShares Broad USD Investment Grade Corporate Bond ETF	4.5%
BlackRock Real Estate Securities Fund	2.5%
iShares Global Infrastructure ETF	2.3%
iShares MSCI EAFE Small-Cap ETF	2.2%
iShares MSCI Canada ETF	0.5%
(a)	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
(b)	Rounds to greater than (0.1)%.
(c)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Dynamic 2040 Fund
Institutional Shares | STLEX
Semi-Annual Shareholder Report — June 30, 2026
STLEX-06/26-SAR

BlackRock LifePath® Dynamic 2040 Fund

Investor A Shares | LPREX

Semi-Annual Shareholder Report — June 30, 2026

This semi-annual shareholder report contains important information about BlackRock LifePath® Dynamic 2040 Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$38(a)	0.74%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.
Key Fund statistics
Net Assets	$586,243,135
Number of Portfolio Holdings	34
Portfolio Turnover Rate	4%
What did the Fund invest in?
(as of June 30, 2026)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	74.6%
Fixed-Income Funds	20.3%
Money Market Funds	5.1%
Liabilities in Excess of Other Assets	(—	)(b)
Ten largest holdings
Security(c)	Percent of Net Assets
Diversified Equity Alpha Master Portfolio	38.3%
BlackRock Diversified Fixed Income Fund, Class K	15.6%
International Tilts Master Portfolio	15.3%
iShares Core MSCI Emerging Markets ETF	8.4%
BlackRock Tactical Opportunities Fund, Class K	5.1%
iShares Broad USD Investment Grade Corporate Bond ETF	4.5%
BlackRock Real Estate Securities Fund	2.5%
iShares Global Infrastructure ETF	2.3%
iShares MSCI EAFE Small-Cap ETF	2.2%
iShares MSCI Canada ETF	0.5%
(a)	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
(b)	Rounds to greater than (0.1)%.
(c)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Dynamic 2040 Fund
Investor A Shares | LPREX
Semi-Annual Shareholder Report — June 30, 2026
LPREX-06/26-SAR

BlackRock LifePath® Dynamic 2040 Fund

Investor C Shares | LPCKX

Semi-Annual Shareholder Report — June 30, 2026

This semi-annual shareholder report contains important information about BlackRock LifePath® Dynamic 2040 Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$77(a)	1.49%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.
Key Fund statistics
Net Assets	$586,243,135
Number of Portfolio Holdings	34
Portfolio Turnover Rate	4%
What did the Fund invest in?
(as of June 30, 2026)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	74.6%
Fixed-Income Funds	20.3%
Money Market Funds	5.1%
Liabilities in Excess of Other Assets	(—	)(b)
Ten largest holdings
Security(c)	Percent of Net Assets
Diversified Equity Alpha Master Portfolio	38.3%
BlackRock Diversified Fixed Income Fund, Class K	15.6%
International Tilts Master Portfolio	15.3%
iShares Core MSCI Emerging Markets ETF	8.4%
BlackRock Tactical Opportunities Fund, Class K	5.1%
iShares Broad USD Investment Grade Corporate Bond ETF	4.5%
BlackRock Real Estate Securities Fund	2.5%
iShares Global Infrastructure ETF	2.3%
iShares MSCI EAFE Small-Cap ETF	2.2%
iShares MSCI Canada ETF	0.5%
(a)	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
(b)	Rounds to greater than (0.1)%.
(c)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Dynamic 2040 Fund
Investor C Shares | LPCKX
Semi-Annual Shareholder Report — June 30, 2026
LPCKX-06/26-SAR

BlackRock LifePath® Dynamic 2040 Fund

Class K Shares | LPSFX

Semi-Annual Shareholder Report — June 30, 2026

This semi-annual shareholder report contains important information about BlackRock LifePath® Dynamic 2040 Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$12(a)	0.24%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.
Key Fund statistics
Net Assets	$586,243,135
Number of Portfolio Holdings	34
Portfolio Turnover Rate	4%
What did the Fund invest in?
(as of June 30, 2026)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	74.6%
Fixed-Income Funds	20.3%
Money Market Funds	5.1%
Liabilities in Excess of Other Assets	(—	)(b)
Ten largest holdings
Security(c)	Percent of Net Assets
Diversified Equity Alpha Master Portfolio	38.3%
BlackRock Diversified Fixed Income Fund, Class K	15.6%
International Tilts Master Portfolio	15.3%
iShares Core MSCI Emerging Markets ETF	8.4%
BlackRock Tactical Opportunities Fund, Class K	5.1%
iShares Broad USD Investment Grade Corporate Bond ETF	4.5%
BlackRock Real Estate Securities Fund	2.5%
iShares Global Infrastructure ETF	2.3%
iShares MSCI EAFE Small-Cap ETF	2.2%
iShares MSCI Canada ETF	0.5%
(a)	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
(b)	Rounds to greater than (0.1)%.
(c)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Dynamic 2040 Fund
Class K Shares | LPSFX
Semi-Annual Shareholder Report — June 30, 2026
LPSFX-06/26-SAR

BlackRock LifePath® Dynamic 2040 Fund

Class R Shares | LPRKX

Semi-Annual Shareholder Report — June 30, 2026

This semi-annual shareholder report contains important information about BlackRock LifePath® Dynamic 2040 Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$49(a)	0.94%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.
Key Fund statistics
Net Assets	$586,243,135
Number of Portfolio Holdings	34
Portfolio Turnover Rate	4%
What did the Fund invest in?
(as of June 30, 2026)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	74.6%
Fixed-Income Funds	20.3%
Money Market Funds	5.1%
Liabilities in Excess of Other Assets	(—	)(b)
Ten largest holdings
Security(c)	Percent of Net Assets
Diversified Equity Alpha Master Portfolio	38.3%
BlackRock Diversified Fixed Income Fund, Class K	15.6%
International Tilts Master Portfolio	15.3%
iShares Core MSCI Emerging Markets ETF	8.4%
BlackRock Tactical Opportunities Fund, Class K	5.1%
iShares Broad USD Investment Grade Corporate Bond ETF	4.5%
BlackRock Real Estate Securities Fund	2.5%
iShares Global Infrastructure ETF	2.3%
iShares MSCI EAFE Small-Cap ETF	2.2%
iShares MSCI Canada ETF	0.5%
(a)	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
(b)	Rounds to greater than (0.1)%.
(c)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Dynamic 2040 Fund
Class R Shares | LPRKX
Semi-Annual Shareholder Report — June 30, 2026
LPRKX-06/26-SAR

BlackRock LifePath® Dynamic 2045 Fund

Institutional Shares | LPHIX

Semi-Annual Shareholder Report — June 30, 2026

This semi-annual shareholder report contains important information about BlackRock LifePath® Dynamic 2045 Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$26(a)	0.49%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.
Key Fund statistics
Net Assets	$423,375,028
Number of Portfolio Holdings	33
Portfolio Turnover Rate	4%
What did the Fund invest in?
(as of June 30, 2026)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	80.9%
Fixed-Income Funds	12.9%
Money Market Funds	8.8%
Liabilities in Excess of Other Assets	(2.6)
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Alpha Master Portfolio	41.6%
International Tilts Master Portfolio	14.9%
iShares Core MSCI Emerging Markets ETF	9.7%
BlackRock Diversified Fixed Income Fund, Class K	8.6%
BlackRock Tactical Opportunities Fund, Class K	4.9%
iShares Broad USD Investment Grade Corporate Bond ETF	4.3%
BlackRock Real Estate Securities Fund	3.1%
iShares Core MSCI International Developed Markets ETF	3.0%
iShares MSCI EAFE Small-Cap ETF	2.2%
iShares Global Infrastructure ETF	0.9%
(a)	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Dynamic 2045 Fund
Institutional Shares | LPHIX
Semi-Annual Shareholder Report — June 30, 2026
LPHIX-06/26-SAR

BlackRock LifePath® Dynamic 2045 Fund

Investor A Shares | LPHAX

Semi-Annual Shareholder Report — June 30, 2026

This semi-annual shareholder report contains important information about BlackRock LifePath® Dynamic 2045 Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$39(a)	0.74%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.
Key Fund statistics
Net Assets	$423,375,028
Number of Portfolio Holdings	33
Portfolio Turnover Rate	4%
What did the Fund invest in?
(as of June 30, 2026)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	80.9%
Fixed-Income Funds	12.9%
Money Market Funds	8.8%
Liabilities in Excess of Other Assets	(2.6)
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Alpha Master Portfolio	41.6%
International Tilts Master Portfolio	14.9%
iShares Core MSCI Emerging Markets ETF	9.7%
BlackRock Diversified Fixed Income Fund, Class K	8.6%
BlackRock Tactical Opportunities Fund, Class K	4.9%
iShares Broad USD Investment Grade Corporate Bond ETF	4.3%
BlackRock Real Estate Securities Fund	3.1%
iShares Core MSCI International Developed Markets ETF	3.0%
iShares MSCI EAFE Small-Cap ETF	2.2%
iShares Global Infrastructure ETF	0.9%
(a)	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Dynamic 2045 Fund
Investor A Shares | LPHAX
Semi-Annual Shareholder Report — June 30, 2026
LPHAX-06/26-SAR

BlackRock LifePath® Dynamic 2045 Fund

Investor C Shares | LPHCX

Semi-Annual Shareholder Report — June 30, 2026

This semi-annual shareholder report contains important information about BlackRock LifePath® Dynamic 2045 Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$78(a)	1.50%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.
Key Fund statistics
Net Assets	$423,375,028
Number of Portfolio Holdings	33
Portfolio Turnover Rate	4%
What did the Fund invest in?
(as of June 30, 2026)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	80.9%
Fixed-Income Funds	12.9%
Money Market Funds	8.8%
Liabilities in Excess of Other Assets	(2.6)
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Alpha Master Portfolio	41.6%
International Tilts Master Portfolio	14.9%
iShares Core MSCI Emerging Markets ETF	9.7%
BlackRock Diversified Fixed Income Fund, Class K	8.6%
BlackRock Tactical Opportunities Fund, Class K	4.9%
iShares Broad USD Investment Grade Corporate Bond ETF	4.3%
BlackRock Real Estate Securities Fund	3.1%
iShares Core MSCI International Developed Markets ETF	3.0%
iShares MSCI EAFE Small-Cap ETF	2.2%
iShares Global Infrastructure ETF	0.9%
(a)	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Dynamic 2045 Fund
Investor C Shares | LPHCX
Semi-Annual Shareholder Report — June 30, 2026
LPHCX-06/26-SAR

BlackRock LifePath® Dynamic 2045 Fund

Class K Shares | LPHKX

Semi-Annual Shareholder Report — June 30, 2026

This semi-annual shareholder report contains important information about BlackRock LifePath® Dynamic 2045 Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$13(a)	0.24%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.
Key Fund statistics
Net Assets	$423,375,028
Number of Portfolio Holdings	33
Portfolio Turnover Rate	4%
What did the Fund invest in?
(as of June 30, 2026)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	80.9%
Fixed-Income Funds	12.9%
Money Market Funds	8.8%
Liabilities in Excess of Other Assets	(2.6)
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Alpha Master Portfolio	41.6%
International Tilts Master Portfolio	14.9%
iShares Core MSCI Emerging Markets ETF	9.7%
BlackRock Diversified Fixed Income Fund, Class K	8.6%
BlackRock Tactical Opportunities Fund, Class K	4.9%
iShares Broad USD Investment Grade Corporate Bond ETF	4.3%
BlackRock Real Estate Securities Fund	3.1%
iShares Core MSCI International Developed Markets ETF	3.0%
iShares MSCI EAFE Small-Cap ETF	2.2%
iShares Global Infrastructure ETF	0.9%
(a)	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Dynamic 2045 Fund
Class K Shares | LPHKX
Semi-Annual Shareholder Report — June 30, 2026
LPHKX-06/26-SAR

BlackRock LifePath® Dynamic 2045 Fund
Class R Shares | LPHRX
Semi-Annual Shareholder Report — June 30, 2026

This semi-annual shareholder report contains important information about BlackRock LifePath® Dynamic 2045 Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$49(a)	0.94%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.
Key Fund statistics
Net Assets	$423,375,028
Number of Portfolio Holdings	33
Portfolio Turnover Rate	4%
What did the Fund invest in?
(as of June 30, 2026)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	80.9%
Fixed-Income Funds	12.9%
Money Market Funds	8.8%
Liabilities in Excess of Other Assets	(2.6)
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Alpha Master Portfolio	41.6%
International Tilts Master Portfolio	14.9%
iShares Core MSCI Emerging Markets ETF	9.7%
BlackRock Diversified Fixed Income Fund, Class K	8.6%
BlackRock Tactical Opportunities Fund, Class K	4.9%
iShares Broad USD Investment Grade Corporate Bond ETF	4.3%
BlackRock Real Estate Securities Fund	3.1%
iShares Core MSCI International Developed Markets ETF	3.0%
iShares MSCI EAFE Small-Cap ETF	2.2%
iShares Global Infrastructure ETF	0.9%
(a)	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Dynamic 2045 Fund
Class R Shares | LPHRX
Semi-Annual Shareholder Report — June 30, 2026
LPHRX-06/26-SAR

BlackRock LifePath® Dynamic 2050 Fund
Institutional Shares | STLFX
Semi-Annual Shareholder Report — June 30, 2026

This semi-annual shareholder report contains important information about BlackRock LifePath® Dynamic 2050 Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$27(a)	0.51%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.
Key Fund statistics
Net Assets	$452,126,753
Number of Portfolio Holdings	31
Portfolio Turnover Rate	3%
What did the Fund invest in?
(as of June 30, 2026)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	86.9%
Money Market Funds	13.3%
Fixed-Income Funds	6.9%
Liabilities in Excess of Other Assets	(7.1)
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Alpha Master Portfolio	46.1%
International Tilts Master Portfolio	14.7%
iShares Core MSCI Emerging Markets ETF	10.8%
iShares Core MSCI International Developed Markets ETF	5.6%
BlackRock Tactical Opportunities Fund, Class K	4.9%
BlackRock Diversified Fixed Income Fund, Class K	3.5%
iShares Broad USD Investment Grade Corporate Bond ETF	3.4%
iShares MSCI EAFE Small-Cap ETF	2.3%
BlackRock Real Estate Securities Fund	2.1%
iShares MSCI Canada ETF	0.4%
(a)	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Dynamic 2050 Fund
Institutional Shares | STLFX
Semi-Annual Shareholder Report — June 30, 2026
STLFX-06/26-SAR

BlackRock LifePath® Dynamic 2050 Fund
Investor A Shares | LPRFX
Semi-Annual Shareholder Report — June 30, 2026

This semi-annual shareholder report contains important information about BlackRock LifePath® Dynamic 2050 Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$40(a)	0.76%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.
Key Fund statistics
Net Assets	$452,126,753
Number of Portfolio Holdings	31
Portfolio Turnover Rate	3%
What did the Fund invest in?
(as of June 30, 2026)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	86.9%
Money Market Funds	13.3%
Fixed-Income Funds	6.9%
Liabilities in Excess of Other Assets	(7.1)
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Alpha Master Portfolio	46.1%
International Tilts Master Portfolio	14.7%
iShares Core MSCI Emerging Markets ETF	10.8%
iShares Core MSCI International Developed Markets ETF	5.6%
BlackRock Tactical Opportunities Fund, Class K	4.9%
BlackRock Diversified Fixed Income Fund, Class K	3.5%
iShares Broad USD Investment Grade Corporate Bond ETF	3.4%
iShares MSCI EAFE Small-Cap ETF	2.3%
BlackRock Real Estate Securities Fund	2.1%
iShares MSCI Canada ETF	0.4%
(a)	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Dynamic 2050 Fund
Investor A Shares | LPRFX
Semi-Annual Shareholder Report — June 30, 2026
LPRFX-06/26-SAR

BlackRock LifePath® Dynamic 2050 Fund
Investor C Shares | LPCPX
Semi-Annual Shareholder Report — June 30, 2026

This semi-annual shareholder report contains important information about BlackRock LifePath® Dynamic 2050 Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$79(a)	1.51%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.
Key Fund statistics
Net Assets	$452,126,753
Number of Portfolio Holdings	31
Portfolio Turnover Rate	3%
What did the Fund invest in?
(as of June 30, 2026)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	86.9%
Money Market Funds	13.3%
Fixed-Income Funds	6.9%
Liabilities in Excess of Other Assets	(7.1)
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Alpha Master Portfolio	46.1%
International Tilts Master Portfolio	14.7%
iShares Core MSCI Emerging Markets ETF	10.8%
iShares Core MSCI International Developed Markets ETF	5.6%
BlackRock Tactical Opportunities Fund, Class K	4.9%
BlackRock Diversified Fixed Income Fund, Class K	3.5%
iShares Broad USD Investment Grade Corporate Bond ETF	3.4%
iShares MSCI EAFE Small-Cap ETF	2.3%
BlackRock Real Estate Securities Fund	2.1%
iShares MSCI Canada ETF	0.4%
(a)	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Dynamic 2050 Fund
Investor C Shares | LPCPX
Semi-Annual Shareholder Report — June 30, 2026
LPCPX-06/26-SAR

BlackRock LifePath® Dynamic 2050 Fund

Class K Shares | LPSGX

Semi-Annual Shareholder Report — June 30, 2026

This semi-annual shareholder report contains important information about BlackRock LifePath® Dynamic 2050 Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$14(a)	0.26%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.
Key Fund statistics
Net Assets	$452,126,753
Number of Portfolio Holdings	31
Portfolio Turnover Rate	3%
What did the Fund invest in?
(as of June 30, 2026)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	86.9%
Money Market Funds	13.3%
Fixed-Income Funds	6.9%
Liabilities in Excess of Other Assets	(7.1)
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Alpha Master Portfolio	46.1%
International Tilts Master Portfolio	14.7%
iShares Core MSCI Emerging Markets ETF	10.8%
iShares Core MSCI International Developed Markets ETF	5.6%
BlackRock Tactical Opportunities Fund, Class K	4.9%
BlackRock Diversified Fixed Income Fund, Class K	3.5%
iShares Broad USD Investment Grade Corporate Bond ETF	3.4%
iShares MSCI EAFE Small-Cap ETF	2.3%
BlackRock Real Estate Securities Fund	2.1%
iShares MSCI Canada ETF	0.4%
(a)	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Dynamic 2050 Fund
Class K Shares | LPSGX
Semi-Annual Shareholder Report — June 30, 2026
LPSGX-06/26-SAR

BlackRock LifePath® Dynamic 2050 Fund

Class R Shares | LPRPX

Semi-Annual Shareholder Report — June 30, 2026

This semi-annual shareholder report contains important information about BlackRock LifePath® Dynamic 2050 Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$50(a)	0.96%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.
Key Fund statistics
Net Assets	$452,126,753
Number of Portfolio Holdings	31
Portfolio Turnover Rate	3%
What did the Fund invest in?
(as of June 30, 2026)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	86.9%
Money Market Funds	13.3%
Fixed-Income Funds	6.9%
Liabilities in Excess of Other Assets	(7.1)
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Alpha Master Portfolio	46.1%
International Tilts Master Portfolio	14.7%
iShares Core MSCI Emerging Markets ETF	10.8%
iShares Core MSCI International Developed Markets ETF	5.6%
BlackRock Tactical Opportunities Fund, Class K	4.9%
BlackRock Diversified Fixed Income Fund, Class K	3.5%
iShares Broad USD Investment Grade Corporate Bond ETF	3.4%
iShares MSCI EAFE Small-Cap ETF	2.3%
BlackRock Real Estate Securities Fund	2.1%
iShares MSCI Canada ETF	0.4%
(a)	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Dynamic 2050 Fund
Class R Shares | LPRPX
Semi-Annual Shareholder Report — June 30, 2026
LPRPX-06/26-SAR

BlackRock LifePath® Dynamic 2055 Fund

Institutional Shares | LPVIX

Semi-Annual Shareholder Report — June 30, 2026

This semi-annual shareholder report contains important information about BlackRock LifePath® Dynamic 2055 Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$27(a)	0.52%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.
Key Fund statistics
Net Assets	$353,713,724
Number of Portfolio Holdings	33
Portfolio Turnover Rate	7%
What did the Fund invest in?
(as of June 30, 2026)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	92.7%
Money Market Funds	12.5%
Fixed-Income Funds	3.9%
Liabilities in Excess of Other Assets	(9.1)
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Alpha Master Portfolio	50.6%
International Tilts Master Portfolio	15.0%
iShares Core MSCI Emerging Markets ETF	11.1%
iShares Core MSCI International Developed Markets ETF	6.7%
BlackRock Tactical Opportunities Fund, Class K	4.8%
iShares Broad USD Investment Grade Corporate Bond ETF	2.3%
iShares MSCI EAFE Small-Cap ETF	2.2%
BlackRock Diversified Fixed Income Fund, Class K	1.6%
iShares Russell 2000 ETF	0.9%
BlackRock Real Estate Securities Fund	0.8%
(a)	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Dynamic 2055 Fund
Institutional Shares | LPVIX
Semi-Annual Shareholder Report — June 30, 2026
LPVIX-06/26-SAR

BlackRock LifePath® Dynamic 2055 Fund
Investor A Shares | LPVAX
Semi-Annual Shareholder Report — June 30, 2026

This semi-annual shareholder report contains important information about BlackRock LifePath® Dynamic 2055 Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$41(a)	0.77%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.
Key Fund statistics
Net Assets	$353,713,724
Number of Portfolio Holdings	33
Portfolio Turnover Rate	7%
What did the Fund invest in?
(as of June 30, 2026)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	92.7%
Money Market Funds	12.5%
Fixed-Income Funds	3.9%
Liabilities in Excess of Other Assets	(9.1)
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Alpha Master Portfolio	50.6%
International Tilts Master Portfolio	15.0%
iShares Core MSCI Emerging Markets ETF	11.1%
iShares Core MSCI International Developed Markets ETF	6.7%
BlackRock Tactical Opportunities Fund, Class K	4.8%
iShares Broad USD Investment Grade Corporate Bond ETF	2.3%
iShares MSCI EAFE Small-Cap ETF	2.2%
BlackRock Diversified Fixed Income Fund, Class K	1.6%
iShares Russell 2000 ETF	0.9%
BlackRock Real Estate Securities Fund	0.8%
(a)	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Dynamic 2055 Fund
Investor A Shares | LPVAX
Semi-Annual Shareholder Report — June 30, 2026
LPVAX-06/26-SAR

BlackRock LifePath® Dynamic 2055 Fund
Investor C Shares | LPVCX
Semi-Annual Shareholder Report — June 30, 2026

This semi-annual shareholder report contains important information about BlackRock LifePath® Dynamic 2055 Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$80(a)	1.52%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.
Key Fund statistics
Net Assets	$353,713,724
Number of Portfolio Holdings	33
Portfolio Turnover Rate	7%
What did the Fund invest in?
(as of June 30, 2026)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	92.7%
Money Market Funds	12.5%
Fixed-Income Funds	3.9%
Liabilities in Excess of Other Assets	(9.1)
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Alpha Master Portfolio	50.6%
International Tilts Master Portfolio	15.0%
iShares Core MSCI Emerging Markets ETF	11.1%
iShares Core MSCI International Developed Markets ETF	6.7%
BlackRock Tactical Opportunities Fund, Class K	4.8%
iShares Broad USD Investment Grade Corporate Bond ETF	2.3%
iShares MSCI EAFE Small-Cap ETF	2.2%
BlackRock Diversified Fixed Income Fund, Class K	1.6%
iShares Russell 2000 ETF	0.9%
BlackRock Real Estate Securities Fund	0.8%
(a)	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Dynamic 2055 Fund
Investor C Shares | LPVCX
Semi-Annual Shareholder Report — June 30, 2026
LPVCX-06/26-SAR

BlackRock LifePath® Dynamic 2055 Fund
Class K Shares | LPVKX
Semi-Annual Shareholder Report — June 30, 2026

This semi-annual shareholder report contains important information about BlackRock LifePath® Dynamic 2055 Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$14(a)	0.27%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.
Key Fund statistics
Net Assets	$353,713,724
Number of Portfolio Holdings	33
Portfolio Turnover Rate	7%
What did the Fund invest in?
(as of June 30, 2026)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	92.7%
Money Market Funds	12.5%
Fixed-Income Funds	3.9%
Liabilities in Excess of Other Assets	(9.1)
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Alpha Master Portfolio	50.6%
International Tilts Master Portfolio	15.0%
iShares Core MSCI Emerging Markets ETF	11.1%
iShares Core MSCI International Developed Markets ETF	6.7%
BlackRock Tactical Opportunities Fund, Class K	4.8%
iShares Broad USD Investment Grade Corporate Bond ETF	2.3%
iShares MSCI EAFE Small-Cap ETF	2.2%
BlackRock Diversified Fixed Income Fund, Class K	1.6%
iShares Russell 2000 ETF	0.9%
BlackRock Real Estate Securities Fund	0.8%
(a)	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Dynamic 2055 Fund
Class K Shares | LPVKX
Semi-Annual Shareholder Report — June 30, 2026
LPVKX-06/26-SAR

BlackRock LifePath® Dynamic 2055 Fund

Class R Shares | LPVRX

Semi-Annual Shareholder Report — June 30, 2026

This semi-annual shareholder report contains important information about BlackRock LifePath® Dynamic 2055 Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$51(a)	0.97%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.
Key Fund statistics
Net Assets	$353,713,724
Number of Portfolio Holdings	33
Portfolio Turnover Rate	7%
What did the Fund invest in?
(as of June 30, 2026)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	92.7%
Money Market Funds	12.5%
Fixed-Income Funds	3.9%
Liabilities in Excess of Other Assets	(9.1)
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Alpha Master Portfolio	50.6%
International Tilts Master Portfolio	15.0%
iShares Core MSCI Emerging Markets ETF	11.1%
iShares Core MSCI International Developed Markets ETF	6.7%
BlackRock Tactical Opportunities Fund, Class K	4.8%
iShares Broad USD Investment Grade Corporate Bond ETF	2.3%
iShares MSCI EAFE Small-Cap ETF	2.2%
BlackRock Diversified Fixed Income Fund, Class K	1.6%
iShares Russell 2000 ETF	0.9%
BlackRock Real Estate Securities Fund	0.8%
(a)	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Dynamic 2055 Fund
Class R Shares | LPVRX
Semi-Annual Shareholder Report — June 30, 2026
LPVRX-06/26-SAR

BlackRock LifePath® Dynamic 2060 Fund

Institutional Shares | LPDIX

Semi-Annual Shareholder Report — June 30, 2026

This semi-annual shareholder report contains important information about BlackRock LifePath® Dynamic 2060 Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$27(a)	0.52%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.
Key Fund statistics
Net Assets	$186,481,801
Number of Portfolio Holdings	31
Portfolio Turnover Rate	4%
What did the Fund invest in?
(as of June 30, 2026)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	94.1%
Money Market Funds	14.1%
Fixed-Income Funds	1.6%
Liabilities in Excess of Other Assets	(9.8)
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Alpha Master Portfolio	50.5%
International Tilts Master Portfolio	15.1%
iShares Core MSCI Emerging Markets ETF	10.9%
iShares Core MSCI International Developed Markets ETF	7.1%
BlackRock Tactical Opportunities Fund, Class K	4.8%
iShares MSCI Canada ETF	2.2%
iShares MSCI EAFE Small-Cap ETF	2.0%
iShares Russell 2000 ETF	1.0%
iShares Broad USD Investment Grade Corporate Bond ETF	0.8%
BlackRock Diversified Fixed Income Fund, Class K	0.8%
(a)	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Dynamic 2060 Fund
Institutional Shares | LPDIX
Semi-Annual Shareholder Report — June 30, 2026
LPDIX-06/26-SAR

BlackRock LifePath® Dynamic 2060 Fund

Investor A Shares | LPDAX

Semi-Annual Shareholder Report — June 30, 2026

This semi-annual shareholder report contains important information about BlackRock LifePath® Dynamic 2060 Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$41(a)	0.77%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.
Key Fund statistics
Net Assets	$186,481,801
Number of Portfolio Holdings	31
Portfolio Turnover Rate	4%
What did the Fund invest in?
(as of June 30, 2026)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	94.1%
Money Market Funds	14.1%
Fixed-Income Funds	1.6%
Liabilities in Excess of Other Assets	(9.8)
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Alpha Master Portfolio	50.5%
International Tilts Master Portfolio	15.1%
iShares Core MSCI Emerging Markets ETF	10.9%
iShares Core MSCI International Developed Markets ETF	7.1%
BlackRock Tactical Opportunities Fund, Class K	4.8%
iShares MSCI Canada ETF	2.2%
iShares MSCI EAFE Small-Cap ETF	2.0%
iShares Russell 2000 ETF	1.0%
iShares Broad USD Investment Grade Corporate Bond ETF	0.8%
BlackRock Diversified Fixed Income Fund, Class K	0.8%
(a)	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Dynamic 2060 Fund
Investor A Shares | LPDAX
Semi-Annual Shareholder Report — June 30, 2026
LPDAX-06/26-SAR

BlackRock LifePath® Dynamic 2060 Fund
Investor C Shares | LPDCX
Semi-Annual Shareholder Report — June 30, 2026

This semi-annual shareholder report contains important information about BlackRock LifePath® Dynamic 2060 Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$80(a)	1.52%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.
Key Fund statistics
Net Assets	$186,481,801
Number of Portfolio Holdings	31
Portfolio Turnover Rate	4%
What did the Fund invest in?
(as of June 30, 2026)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	94.1%
Money Market Funds	14.1%
Fixed-Income Funds	1.6%
Liabilities in Excess of Other Assets	(9.8)
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Alpha Master Portfolio	50.5%
International Tilts Master Portfolio	15.1%
iShares Core MSCI Emerging Markets ETF	10.9%
iShares Core MSCI International Developed Markets ETF	7.1%
BlackRock Tactical Opportunities Fund, Class K	4.8%
iShares MSCI Canada ETF	2.2%
iShares MSCI EAFE Small-Cap ETF	2.0%
iShares Russell 2000 ETF	1.0%
iShares Broad USD Investment Grade Corporate Bond ETF	0.8%
BlackRock Diversified Fixed Income Fund, Class K	0.8%
(a)	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Dynamic 2060 Fund
Investor C Shares | LPDCX
Semi-Annual Shareholder Report — June 30, 2026
LPDCX-06/26-SAR

BlackRock LifePath® Dynamic 2060 Fund
Class K Shares | LPDKX
Semi-Annual Shareholder Report — June 30, 2026

This semi-annual shareholder report contains important information about BlackRock LifePath® Dynamic 2060 Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$14(a)	0.27%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.
Key Fund statistics
Net Assets	$186,481,801
Number of Portfolio Holdings	31
Portfolio Turnover Rate	4%
What did the Fund invest in?
(as of June 30, 2026)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	94.1%
Money Market Funds	14.1%
Fixed-Income Funds	1.6%
Liabilities in Excess of Other Assets	(9.8)
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Alpha Master Portfolio	50.5%
International Tilts Master Portfolio	15.1%
iShares Core MSCI Emerging Markets ETF	10.9%
iShares Core MSCI International Developed Markets ETF	7.1%
BlackRock Tactical Opportunities Fund, Class K	4.8%
iShares MSCI Canada ETF	2.2%
iShares MSCI EAFE Small-Cap ETF	2.0%
iShares Russell 2000 ETF	1.0%
iShares Broad USD Investment Grade Corporate Bond ETF	0.8%
BlackRock Diversified Fixed Income Fund, Class K	0.8%
(a)	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Dynamic 2060 Fund
Class K Shares | LPDKX
Semi-Annual Shareholder Report — June 30, 2026
LPDKX-06/26-SAR

BlackRock LifePath® Dynamic 2060 Fund
Class R Shares | LPDRX
Semi-Annual Shareholder Report — June 30, 2026

This semi-annual shareholder report contains important information about BlackRock LifePath® Dynamic 2060 Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$51(a)	0.97%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.
Key Fund statistics
Net Assets	$186,481,801
Number of Portfolio Holdings	31
Portfolio Turnover Rate	4%
What did the Fund invest in?
(as of June 30, 2026)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	94.1%
Money Market Funds	14.1%
Fixed-Income Funds	1.6%
Liabilities in Excess of Other Assets	(9.8)
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Alpha Master Portfolio	50.5%
International Tilts Master Portfolio	15.1%
iShares Core MSCI Emerging Markets ETF	10.9%
iShares Core MSCI International Developed Markets ETF	7.1%
BlackRock Tactical Opportunities Fund, Class K	4.8%
iShares MSCI Canada ETF	2.2%
iShares MSCI EAFE Small-Cap ETF	2.0%
iShares Russell 2000 ETF	1.0%
iShares Broad USD Investment Grade Corporate Bond ETF	0.8%
BlackRock Diversified Fixed Income Fund, Class K	0.8%
(a)	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Dynamic 2060 Fund
Class R Shares | LPDRX
Semi-Annual Shareholder Report — June 30, 2026
LPDRX-06/26-SAR

BlackRock LifePath® Dynamic 2065 Fund
Institutional Shares | LPWIX
Semi-Annual Shareholder Report — June 30, 2026

This semi-annual shareholder report contains important information about BlackRock LifePath® Dynamic 2065 Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$27(a)	0.52%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.
Key Fund statistics
Net Assets	$104,886,336
Number of Portfolio Holdings	31
Portfolio Turnover Rate	1%
What did the Fund invest in?
(as of June 30, 2026)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	93.0%
Money Market Funds	16.2%
Fixed-Income Funds	1.6%
Liabilities in Excess of Other Assets	(10.8)
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Alpha Master Portfolio	50.5%
International Tilts Master Portfolio	14.8%
iShares Core MSCI Emerging Markets ETF	10.7%
iShares Core MSCI International Developed Markets ETF	6.8%
BlackRock Tactical Opportunities Fund, Class K	4.7%
iShares MSCI Canada ETF	2.2%
iShares MSCI EAFE Small-Cap ETF	1.9%
iShares Russell 2000 ETF	0.9%
BlackRock Diversified Fixed Income Fund, Class K	0.9%
iShares Broad USD Investment Grade Corporate Bond ETF	0.7%
(a)	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Dynamic 2065 Fund
Institutional Shares | LPWIX
Semi-Annual Shareholder Report — June 30, 2026
LPWIX-06/26-SAR

BlackRock LifePath® Dynamic 2065 Fund

Investor A Shares | LPWAX

Semi-Annual Shareholder Report — June 30, 2026

This semi-annual shareholder report contains important information about BlackRock LifePath® Dynamic 2065 Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$41(a)	0.77%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.
Key Fund statistics
Net Assets	$104,886,336
Number of Portfolio Holdings	31
Portfolio Turnover Rate	1%
What did the Fund invest in?
(as of June 30, 2026)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	93.0%
Money Market Funds	16.2%
Fixed-Income Funds	1.6%
Liabilities in Excess of Other Assets	(10.8)
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Alpha Master Portfolio	50.5%
International Tilts Master Portfolio	14.8%
iShares Core MSCI Emerging Markets ETF	10.7%
iShares Core MSCI International Developed Markets ETF	6.8%
BlackRock Tactical Opportunities Fund, Class K	4.7%
iShares MSCI Canada ETF	2.2%
iShares MSCI EAFE Small-Cap ETF	1.9%
iShares Russell 2000 ETF	0.9%
BlackRock Diversified Fixed Income Fund, Class K	0.9%
iShares Broad USD Investment Grade Corporate Bond ETF	0.7%
(a)	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Dynamic 2065 Fund
Investor A Shares | LPWAX
Semi-Annual Shareholder Report — June 30, 2026
LPWAX-06/26-SAR

BlackRock LifePath® Dynamic 2065 Fund

Investor C Shares | LPWCX

Semi-Annual Shareholder Report — June 30, 2026

This semi-annual shareholder report contains important information about BlackRock LifePath® Dynamic 2065 Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$80(a)	1.52%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.
Key Fund statistics
Net Assets	$104,886,336
Number of Portfolio Holdings	31
Portfolio Turnover Rate	1%
What did the Fund invest in?
(as of June 30, 2026)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	93.0%
Money Market Funds	16.2%
Fixed-Income Funds	1.6%
Liabilities in Excess of Other Assets	(10.8)
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Alpha Master Portfolio	50.5%
International Tilts Master Portfolio	14.8%
iShares Core MSCI Emerging Markets ETF	10.7%
iShares Core MSCI International Developed Markets ETF	6.8%
BlackRock Tactical Opportunities Fund, Class K	4.7%
iShares MSCI Canada ETF	2.2%
iShares MSCI EAFE Small-Cap ETF	1.9%
iShares Russell 2000 ETF	0.9%
BlackRock Diversified Fixed Income Fund, Class K	0.9%
iShares Broad USD Investment Grade Corporate Bond ETF	0.7%
(a)	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Dynamic 2065 Fund
Investor C Shares | LPWCX
Semi-Annual Shareholder Report — June 30, 2026
LPWCX-06/26-SAR

BlackRock LifePath® Dynamic 2065 Fund

Class K Shares | LPWKX

Semi-Annual Shareholder Report — June 30, 2026

This semi-annual shareholder report contains important information about BlackRock LifePath® Dynamic 2065 Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$14(a)	0.27%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.
Key Fund statistics
Net Assets	$104,886,336
Number of Portfolio Holdings	31
Portfolio Turnover Rate	1%
What did the Fund invest in?
(as of June 30, 2026)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	93.0%
Money Market Funds	16.2%
Fixed-Income Funds	1.6%
Liabilities in Excess of Other Assets	(10.8)
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Alpha Master Portfolio	50.5%
International Tilts Master Portfolio	14.8%
iShares Core MSCI Emerging Markets ETF	10.7%
iShares Core MSCI International Developed Markets ETF	6.8%
BlackRock Tactical Opportunities Fund, Class K	4.7%
iShares MSCI Canada ETF	2.2%
iShares MSCI EAFE Small-Cap ETF	1.9%
iShares Russell 2000 ETF	0.9%
BlackRock Diversified Fixed Income Fund, Class K	0.9%
iShares Broad USD Investment Grade Corporate Bond ETF	0.7%
(a)	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Dynamic 2065 Fund
Class K Shares | LPWKX
Semi-Annual Shareholder Report — June 30, 2026
LPWKX-06/26-SAR

BlackRock LifePath® Dynamic 2065 Fund

Class R Shares | LPWRX

Semi-Annual Shareholder Report — June 30, 2026

This semi-annual shareholder report contains important information about BlackRock LifePath® Dynamic 2065 Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$51(a)	0.97%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.
Key Fund statistics
Net Assets	$104,886,336
Number of Portfolio Holdings	31
Portfolio Turnover Rate	1%
What did the Fund invest in?
(as of June 30, 2026)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	93.0%
Money Market Funds	16.2%
Fixed-Income Funds	1.6%
Liabilities in Excess of Other Assets	(10.8)
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Alpha Master Portfolio	50.5%
International Tilts Master Portfolio	14.8%
iShares Core MSCI Emerging Markets ETF	10.7%
iShares Core MSCI International Developed Markets ETF	6.8%
BlackRock Tactical Opportunities Fund, Class K	4.7%
iShares MSCI Canada ETF	2.2%
iShares MSCI EAFE Small-Cap ETF	1.9%
iShares Russell 2000 ETF	0.9%
BlackRock Diversified Fixed Income Fund, Class K	0.9%
iShares Broad USD Investment Grade Corporate Bond ETF	0.7%
(a)	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Dynamic 2065 Fund
Class R Shares | LPWRX
Semi-Annual Shareholder Report — June 30, 2026
LPWRX-06/26-SAR

BlackRock LifePath® Dynamic 2070 Fund

Institutional Shares | LPYIX

Semi-Annual Shareholder Report — June 30, 2026

This semi-annual shareholder report contains important information about BlackRock LifePath® Dynamic 2070 Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$27(a)	0.51%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.
Key Fund statistics
Net Assets	$8,053,094
Number of Portfolio Holdings	28
Portfolio Turnover Rate	12%
What did the Fund invest in?
(as of June 30, 2026)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	91.3%
Money Market Funds	13.2%
Fixed-Income Funds	1.3%
Liabilities in Excess of Other Assets	(5.8)
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Alpha Master Portfolio	46.4%
International Tilts Master Portfolio	13.9%
iShares Core MSCI Emerging Markets ETF	12.5%
iShares Core MSCI International Developed Markets ETF	6.5%
BlackRock Tactical Opportunities Fund, Class K	4.5%
iShares MSCI Canada ETF	2.3%
iShares Core MSCI EAFE ETF	1.9%
iShares Russell 2000 ETF	1.5%
iShares MSCI EAFE Small-Cap ETF	1.0%
BlackRock Diversified Fixed Income Fund, Class K	0.8%
(a)	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Dynamic 2070 Fund
Institutional Shares | LPYIX
Semi-Annual Shareholder Report — June 30, 2026
LPYIX-06/26-SAR

BlackRock LifePath® Dynamic 2070 Fund

Investor A Shares | LPYAX

Semi-Annual Shareholder Report — June 30, 2026

This semi-annual shareholder report contains important information about BlackRock LifePath® Dynamic 2070 Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$40(a)	0.76%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.
Key Fund statistics
Net Assets	$8,053,094
Number of Portfolio Holdings	28
Portfolio Turnover Rate	12%
What did the Fund invest in?
(as of June 30, 2026)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	91.3%
Money Market Funds	13.2%
Fixed-Income Funds	1.3%
Liabilities in Excess of Other Assets	(5.8)
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Alpha Master Portfolio	46.4%
International Tilts Master Portfolio	13.9%
iShares Core MSCI Emerging Markets ETF	12.5%
iShares Core MSCI International Developed Markets ETF	6.5%
BlackRock Tactical Opportunities Fund, Class K	4.5%
iShares MSCI Canada ETF	2.3%
iShares Core MSCI EAFE ETF	1.9%
iShares Russell 2000 ETF	1.5%
iShares MSCI EAFE Small-Cap ETF	1.0%
BlackRock Diversified Fixed Income Fund, Class K	0.8%
(a)	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Dynamic 2070 Fund
Investor A Shares | LPYAX
Semi-Annual Shareholder Report — June 30, 2026
LPYAX-06/26-SAR

BlackRock LifePath® Dynamic 2070 Fund

Investor C Shares | LPYCX

Semi-Annual Shareholder Report — June 30, 2026

This semi-annual shareholder report contains important information about BlackRock LifePath® Dynamic 2070 Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$80(a)	1.52%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.
Key Fund statistics
Net Assets	$8,053,094
Number of Portfolio Holdings	28
Portfolio Turnover Rate	12%
What did the Fund invest in?
(as of June 30, 2026)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	91.3%
Money Market Funds	13.2%
Fixed-Income Funds	1.3%
Liabilities in Excess of Other Assets	(5.8)
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Alpha Master Portfolio	46.4%
International Tilts Master Portfolio	13.9%
iShares Core MSCI Emerging Markets ETF	12.5%
iShares Core MSCI International Developed Markets ETF	6.5%
BlackRock Tactical Opportunities Fund, Class K	4.5%
iShares MSCI Canada ETF	2.3%
iShares Core MSCI EAFE ETF	1.9%
iShares Russell 2000 ETF	1.5%
iShares MSCI EAFE Small-Cap ETF	1.0%
BlackRock Diversified Fixed Income Fund, Class K	0.8%
(a)	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Dynamic 2070 Fund
Investor C Shares | LPYCX
Semi-Annual Shareholder Report — June 30, 2026
LPYCX-06/26-SAR

BlackRock LifePath® Dynamic 2070 Fund

Class K Shares | LPYKX

Semi-Annual Shareholder Report — June 30, 2026

This semi-annual shareholder report contains important information about BlackRock LifePath® Dynamic 2070 Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$14(a)	0.26%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.
Key Fund statistics
Net Assets	$8,053,094
Number of Portfolio Holdings	28
Portfolio Turnover Rate	12%
What did the Fund invest in?
(as of June 30, 2026)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	91.3%
Money Market Funds	13.2%
Fixed-Income Funds	1.3%
Liabilities in Excess of Other Assets	(5.8)
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Alpha Master Portfolio	46.4%
International Tilts Master Portfolio	13.9%
iShares Core MSCI Emerging Markets ETF	12.5%
iShares Core MSCI International Developed Markets ETF	6.5%
BlackRock Tactical Opportunities Fund, Class K	4.5%
iShares MSCI Canada ETF	2.3%
iShares Core MSCI EAFE ETF	1.9%
iShares Russell 2000 ETF	1.5%
iShares MSCI EAFE Small-Cap ETF	1.0%
BlackRock Diversified Fixed Income Fund, Class K	0.8%
(a)	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Dynamic 2070 Fund
Class K Shares | LPYKX
Semi-Annual Shareholder Report — June 30, 2026
LPYKX-06/26-SAR

BlackRock LifePath® Dynamic 2070 Fund

Class R Shares | LPYRX

Semi-Annual Shareholder Report — June 30, 2026

This semi-annual shareholder report contains important information about BlackRock LifePath® Dynamic 2070 Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$51(a)	0.96%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.
Key Fund statistics
Net Assets	$8,053,094
Number of Portfolio Holdings	28
Portfolio Turnover Rate	12%
What did the Fund invest in?
(as of June 30, 2026)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	91.3%
Money Market Funds	13.2%
Fixed-Income Funds	1.3%
Liabilities in Excess of Other Assets	(5.8)
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Alpha Master Portfolio	46.4%
International Tilts Master Portfolio	13.9%
iShares Core MSCI Emerging Markets ETF	12.5%
iShares Core MSCI International Developed Markets ETF	6.5%
BlackRock Tactical Opportunities Fund, Class K	4.5%
iShares MSCI Canada ETF	2.3%
iShares Core MSCI EAFE ETF	1.9%
iShares Russell 2000 ETF	1.5%
iShares MSCI EAFE Small-Cap ETF	1.0%
BlackRock Diversified Fixed Income Fund, Class K	0.8%
(a)	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Dynamic 2070 Fund
Class R Shares | LPYRX
Semi-Annual Shareholder Report — June 30, 2026
LPYRX-06/26-SAR

BlackRock LifePath® Dynamic Retirement Fund

Institutional Shares | STLAX

Semi-Annual Shareholder Report — June 30, 2026

This semi-annual shareholder report contains important information about BlackRock LifePath® Dynamic Retirement Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$24(a)	0.48%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.
Key Fund statistics
Net Assets	$480,698,509
Number of Portfolio Holdings	34
Portfolio Turnover Rate	3%
What did the Fund invest in?
(as of June 30, 2026)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Fixed-Income Funds	51.5%
Equity Funds	45.2%
Money Market Funds	3.2%
Other Assets Less Liabilities	0.1
Ten largest holdings
Security(b)	Percent of Net Assets
BlackRock Diversified Fixed Income Fund, Class K	41.6%
Diversified Equity Alpha Master Portfolio	24.6%
iShares 0-5 Year TIPS Bond ETF	9.9%
International Tilts Master Portfolio	7.7%
BlackRock Tactical Opportunities Fund, Class K	5.1%
iShares Core MSCI Emerging Markets ETF	4.2%
iShares Global Infrastructure ETF	1.7%
iShares MSCI EAFE Small-Cap ETF	1.3%
BlackRock Real Estate Securities Fund	0.3%
iShares Russell 2000 ETF	0.2%
(a)	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Dynamic Retirement Fund
Institutional Shares | STLAX
Semi-Annual Shareholder Report — June 30, 2026
STLAX-06/26-SAR

BlackRock LifePath® Dynamic Retirement Fund

Investor A Shares | LPRAX

Semi-Annual Shareholder Report — June 30, 2026

This semi-annual shareholder report contains important information about BlackRock LifePath® Dynamic Retirement Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$37(a)	0.73%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.
Key Fund statistics
Net Assets	$480,698,509
Number of Portfolio Holdings	34
Portfolio Turnover Rate	3%
What did the Fund invest in?
(as of June 30, 2026)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Fixed-Income Funds	51.5%
Equity Funds	45.2%
Money Market Funds	3.2%
Other Assets Less Liabilities	0.1
Ten largest holdings
Security(b)	Percent of Net Assets
BlackRock Diversified Fixed Income Fund, Class K	41.6%
Diversified Equity Alpha Master Portfolio	24.6%
iShares 0-5 Year TIPS Bond ETF	9.9%
International Tilts Master Portfolio	7.7%
BlackRock Tactical Opportunities Fund, Class K	5.1%
iShares Core MSCI Emerging Markets ETF	4.2%
iShares Global Infrastructure ETF	1.7%
iShares MSCI EAFE Small-Cap ETF	1.3%
BlackRock Real Estate Securities Fund	0.3%
iShares Russell 2000 ETF	0.2%
(a)	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Dynamic Retirement Fund
Investor A Shares | LPRAX
Semi-Annual Shareholder Report — June 30, 2026
LPRAX-06/26-SAR

BlackRock LifePath® Dynamic Retirement Fund

Investor C Shares | LPCRX

Semi-Annual Shareholder Report — June 30, 2026

This semi-annual shareholder report contains important information about BlackRock LifePath® Dynamic Retirement Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$75(a)	1.48%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.
Key Fund statistics
Net Assets	$480,698,509
Number of Portfolio Holdings	34
Portfolio Turnover Rate	3%
What did the Fund invest in?
(as of June 30, 2026)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Fixed-Income Funds	51.5%
Equity Funds	45.2%
Money Market Funds	3.2%
Other Assets Less Liabilities	0.1
Ten largest holdings
Security(b)	Percent of Net Assets
BlackRock Diversified Fixed Income Fund, Class K	41.6%
Diversified Equity Alpha Master Portfolio	24.6%
iShares 0-5 Year TIPS Bond ETF	9.9%
International Tilts Master Portfolio	7.7%
BlackRock Tactical Opportunities Fund, Class K	5.1%
iShares Core MSCI Emerging Markets ETF	4.2%
iShares Global Infrastructure ETF	1.7%
iShares MSCI EAFE Small-Cap ETF	1.3%
BlackRock Real Estate Securities Fund	0.3%
iShares Russell 2000 ETF	0.2%
(a)	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Dynamic Retirement Fund
Investor C Shares | LPCRX
Semi-Annual Shareholder Report — June 30, 2026
LPCRX-06/26-SAR

BlackRock LifePath® Dynamic Retirement Fund

Class K Shares | LPSAX

Semi-Annual Shareholder Report — June 30, 2026

This semi-annual shareholder report contains important information about BlackRock LifePath® Dynamic Retirement Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$12(a)	0.23%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.
Key Fund statistics
Net Assets	$480,698,509
Number of Portfolio Holdings	34
Portfolio Turnover Rate	3%
What did the Fund invest in?
(as of June 30, 2026)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Fixed-Income Funds	51.5%
Equity Funds	45.2%
Money Market Funds	3.2%
Other Assets Less Liabilities	0.1
Ten largest holdings
Security(b)	Percent of Net Assets
BlackRock Diversified Fixed Income Fund, Class K	41.6%
Diversified Equity Alpha Master Portfolio	24.6%
iShares 0-5 Year TIPS Bond ETF	9.9%
International Tilts Master Portfolio	7.7%
BlackRock Tactical Opportunities Fund, Class K	5.1%
iShares Core MSCI Emerging Markets ETF	4.2%
iShares Global Infrastructure ETF	1.7%
iShares MSCI EAFE Small-Cap ETF	1.3%
BlackRock Real Estate Securities Fund	0.3%
iShares Russell 2000 ETF	0.2%
(a)	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Dynamic Retirement Fund
Class K Shares | LPSAX
Semi-Annual Shareholder Report — June 30, 2026
LPSAX-06/26-SAR

BlackRock LifePath® Dynamic Retirement Fund

Class R Shares | LPRRX

Semi-Annual Shareholder Report — June 30, 2026

This semi-annual shareholder report contains important information about BlackRock LifePath® Dynamic Retirement Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$47(a)	0.93%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.
Key Fund statistics
Net Assets	$480,698,509
Number of Portfolio Holdings	34
Portfolio Turnover Rate	3%
What did the Fund invest in?
(as of June 30, 2026)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Fixed-Income Funds	51.5%
Equity Funds	45.2%
Money Market Funds	3.2%
Other Assets Less Liabilities	0.1
Ten largest holdings
Security(b)	Percent of Net Assets
BlackRock Diversified Fixed Income Fund, Class K	41.6%
Diversified Equity Alpha Master Portfolio	24.6%
iShares 0-5 Year TIPS Bond ETF	9.9%
International Tilts Master Portfolio	7.7%
BlackRock Tactical Opportunities Fund, Class K	5.1%
iShares Core MSCI Emerging Markets ETF	4.2%
iShares Global Infrastructure ETF	1.7%
iShares MSCI EAFE Small-Cap ETF	1.3%
BlackRock Real Estate Securities Fund	0.3%
iShares Russell 2000 ETF	0.2%
(a)	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® Dynamic Retirement Fund
Class R Shares | LPRRX
Semi-Annual Shareholder Report — June 30, 2026
LPRRX-06/26-SAR

(b) Not Applicable

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrant – Not Applicable

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are attached herewith.

June 30, 2026
2026 Semi-Annual Financial Statements and Additional Information (Unaudited)

BlackRock Funds III
• BlackRock LifePath® Dynamic Retirement Fund
• BlackRock LifePath® Dynamic 2030 Fund
• BlackRock LifePath® Dynamic 2035 Fund
• BlackRock LifePath® Dynamic 2040 Fund
• BlackRock LifePath® Dynamic 2045 Fund
• BlackRock LifePath® Dynamic 2050 Fund
• BlackRock LifePath® Dynamic 2055 Fund
• BlackRock LifePath® Dynamic 2060 Fund
• BlackRock LifePath® Dynamic 2065 Fund
• BlackRock LifePath® Dynamic 2070 Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

Table of Contents

Derivative Financial Instruments
The Funds may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Funds must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Funds’ successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation a Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Funds’ investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

Derivative Financial Instruments

Schedule of Investments (unaudited)
June 30, 2026
BlackRock LifePath® Dynamic Retirement Fund
(Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value
Investment Companies(a)
Equity Funds — 45.2%
BlackRock Real Estate Securities Fund	68,556	$ 1,158,598
BlackRock Tactical Opportunities Fund, Class K	1,424,122	24,694,279
Diversified Equity Alpha Master Portfolio	$118,042,680	118,042,680
International Tilts Master Portfolio	$36,840,602	36,840,602
iShares Core MSCI Emerging Markets ETF	245,227	20,314,605
iShares Global Infrastructure ETF	125,122	8,333,125
iShares MSCI Canada ETF(b)	6,440	371,202
iShares MSCI EAFE Small-Cap ETF(b)	75,544	6,215,005
iShares Russell 2000 ETF(b)	3,639	1,093,338
		217,063,434
Fixed-Income Funds — 51.5%
BlackRock Diversified Fixed Income Fund, Class K	21,412,428	199,777,957
iShares 0-5 Year TIPS Bond ETF	466,737	47,681,852
		247,459,809

Security	Shares	Value
Money Market Funds — 3.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.82%(c)(d)	2,968,845	$ 2,969,736
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.62%(c)	12,600,245	12,600,245
		15,569,981
Total Investments — 99.9% (Cost: $382,056,111)		480,093,224
Other Assets Less Liabilities — 0.1%		605,285
Net Assets — 100.0%		$ 480,698,509

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended June 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/26	Shares/ Investment Value Held at 06/30/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 8,243,640	$ —	$ (5,273,599)(a)	$ (519)	$ 214	$ 2,969,736	2,968,845	$ 11,750 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	24,170,776	—	(11,570,531)(a)	—	—	12,600,245	12,600,245	395,829	—
BlackRock Diversified Fixed Income Fund, Class K	203,627,966	8,129,099	(9,128,026)	(420,999)	(2,430,083)	199,777,957	21,412,428	4,674,108	—
BlackRock Real Estate Securities Fund	1,010,246	957	(836)	836	147,395	1,158,598	68,556	121	—
BlackRock Tactical Opportunities Fund, Class K	24,509,787	—	(2,004,681)	71,734	2,117,439	24,694,279	1,424,122	—	—
Diversified Equity Alpha Master Portfolio	121,737,742	—	(16,221,260)(a)(c)	7,293,500	5,232,698	118,042,680	$118,042,680	866,454	—
International Tilts Master Portfolio	37,366,483	—	(4,150,845)(a)(c)	1,726,608	1,898,356	36,840,602	$36,840,602	519,717	—
iShares 0-5 Year TIPS Bond ETF	47,978,623	3,621,878	(3,816,829)	7,160	(108,980)	47,681,852	466,737	883,154	—
iShares Core MSCI Emerging Markets ETF	19,389,945	—	(3,320,429)	917,756	3,327,333	20,314,605	245,227	161,467	—
iShares Global Infrastructure ETF	9,076,801	—	(1,579,063)	251,753	583,634	8,333,125	125,122	116,827	—
iShares MSCI Canada ETF	931,048	—	(622,091)	143,955	(81,710)	371,202	6,440	1,774	—
iShares MSCI EAFE Small-Cap ETF	5,856,926	—	—	—	358,079	6,215,005	75,544	88,379	—
iShares Russell 2000 ETF	895,776	—	—	—	197,562	1,093,338	3,639	4,138	—
				$ 9,991,784	$ 11,241,937	$ 480,093,224		$ 7,723,718	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

(c)	Inclusive of income and expense allocated from the Master Portfolio.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
TOPIX Index	19	09/10/26	$ 4,727	$ 195,108

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock LifePath® Dynamic Retirement Fund

Futures Contracts (continued)
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts (continued)
S&P/TSE 60 Index	18	09/17/26	$ 5,218	$ 2,876
E-mini Russell 2000 Index	12	09/18/26	1,827	47,039
MSCI EAFE Index	6	09/18/26	944	(7,589)
MSCI Emerging Markets Index	23	09/18/26	2,021	(39,465)
S&P 500 E-Mini Index	25	09/18/26	9,435	(50,099)
10-Year U.S. Treasury Note	156	09/21/26	17,121	101,592
10-Year U.S. Ultra Long Treasury Note	7	09/21/26	786	8,200
U.S. Long Bond	56	09/21/26	6,332	174,844
5-Year U.S. Treasury Note	230	09/30/26	24,603	81,741
				514,247
Short Contracts
Euro Stoxx 50 Index	31	09/18/26	2,251	(27,700)
Micro E-mini S&P 500 Index	7	09/18/26	264	(1,730)
NASDAQ 100 E-Mini Index	25	09/18/26	15,262	(280,203)
Ultra U.S. Treasury Bond	186	09/21/26	21,500	(310,726)
				(620,359)
				$ (106,112)
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	1,540,884	AUD	2,152,000	Morgan Stanley & Co. International PLC	09/16/26	$ 52,963
USD	43,190	EUR	37,000	Deutsche Bank AG	09/16/26	780
USD	2,023,445	JPY	320,938,000	Goldman Sachs International	09/16/26	37,531
						91,274
AUD	20,596,684	USD	14,746,727	Morgan Stanley & Co. International PLC	09/16/26	(505,916)
CAD	7,335,169	USD	5,324,353	Barclays Bank PLC	09/16/26	(134,915)
CAD	13,505,826	USD	9,803,427	Barclays Bank PLC	09/16/26	(248,411)
JPY	6,276,933,308	USD	39,572,213	Nomura International PLC	09/16/26	(731,531)
						(1,620,773)
						$ (1,529,499)
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts Unrealized appreciation on futures contracts(a)	$ —	$ —	$ 245,023	$ —	$ 366,377	$ —	$ 611,400
Forward foreign currency exchange contracts Unrealized appreciation on forward foreign currency exchange contracts	—	—	—	91,274	—	—	91,274
	$ —	$ —	$ 245,023	$ 91,274	$ 366,377	$ —	$ 702,674
Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock LifePath® Dynamic Retirement Fund

Derivative Financial Instruments Categorized by Risk Exposure (continued)
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Liabilities — Derivative Financial Instruments
Futures contracts Unrealized depreciation on futures contracts(a)	$ —	$ —	$ 406,786	$ —	$ 310,726	$ —	$ 717,512
Forward foreign currency exchange contracts Unrealized depreciation on forward foreign currency exchange contracts	—	—	—	1,620,773	—	—	1,620,773
	$ —	$ —	$ 406,786	$ 1,620,773	$ 310,726	$ —	$ 2,338,285

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets
and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended June 30, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$ —	$ —	$ 1,854,280	$ —	$ (142,921)	$ —	$ 1,711,359
Forward foreign currency exchange contracts	—	—	—	(953,641)	—	—	(953,641)
	$ —	$ —	$ 1,854,280	$ (953,641)	$ (142,921)	$ —	$ 757,718
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$ —	$ —	$ (487,360)	$ —	$ (156,663)	$ —	$ (644,023)
Forward foreign currency exchange contracts	—	—	—	(1,258,213)	—	—	(1,258,213)
	$ —	$ —	$ (487,360)	$ (1,258,213)	$ (156,663)	$ —	$ (1,902,236)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$66,748,494
Average notional value of contracts — short	39,024,843
Forward foreign currency exchange contracts:
Average amounts purchased — in USD	9,406,434
Average amounts sold — in USD	69,739,065
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
The Fund’s derivative assets and liabilities (by type) were as follows:
	Assets	Liabilities
Derivative Financial Instruments
Futures contracts	$ 404,896	$ 448,796
Forward foreign currency exchange contracts	91,274	1,620,773
Total derivative assets and liabilities in the Statements of Assets and Liabilities	496,170	2,069,569
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(404,896)	(448,796)
Total derivative assets and liabilities subject to an MNA	$ 91,274	$ 1,620,773

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock LifePath® Dynamic Retirement Fund

The following table presents the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Received(b)	Cash Collateral Received(b)	Net Amount of Derivative Assets(c)(d)
Deutsche Bank AG	$ 780	$ —	$ —	$ —	$ 780
Goldman Sachs International	37,531	—	—	—	37,531
Morgan Stanley & Co. International PLC	52,963	(52,963)	—	—	—
	$ 91,274	$ (52,963)	$ —	$ —	$ 38,311

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Pledged(b)	Cash Collateral Pledged(b)	Net Amount of Derivative Liabilities(c)(e)
Barclays Bank PLC	$ 383,326	$ —	$ —	$ —	$ 383,326
Morgan Stanley & Co. International PLC	505,916	(52,963)	—	—	452,953
Nomura International PLC	731,531	—	—	—	731,531
	$ 1,620,773	$ (52,963)	$ —	$ —	$ 1,567,810

(a)	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)	Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(c)	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(d)	Net amount represents the net amount receivable from the counterparty in the event of default.
(e)	Net amount represents the net amount payable due to the counterparty in the event of default.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$ 62,180,152	$ —	$ —	$ 62,180,152
Fixed-Income Funds	247,459,809	—	—	247,459,809
Money Market Funds	15,569,981	—	—	15,569,981
	$325,209,942	$—	$—	325,209,942
Investments Valued at NAV(a)				154,883,282
				$ 480,093,224
Derivative Financial Instruments(b)
Assets
Equity Contracts	$ 49,915	$ 195,108	$ —	$ 245,023
Foreign Currency Exchange Contracts	—	91,274	—	91,274
Interest Rate Contracts	366,377	—	—	366,377
Liabilities
Equity Contracts	(406,786)	—	—	(406,786)
Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock LifePath® Dynamic Retirement Fund

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Liabilities (continued)
Foreign Currency Exchange Contracts	$ —	$ (1,620,773)	$ —	$ (1,620,773)
Interest Rate Contracts	(310,726)	—	—	(310,726)
	$(301,220)	$(1,334,391)	$—	$(1,635,611)

(a)
Certain investments of the Fund were fair valued using NAV as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

(b)
Derivative financial instruments are futures contracts and forward foreign currency exchange contracts. Futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)
June 30, 2026
BlackRock LifePath® Dynamic 2030 Fund
(Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value
Investment Companies(a)
Equity Funds — 58.2%
BlackRock Real Estate Securities Fund	406,109	$ 6,863,237
BlackRock Tactical Opportunities Fund, Class K	1,515,857	26,284,965
Diversified Equity Alpha Master Portfolio	$166,994,852	166,994,852
International Tilts Master Portfolio	$53,817,436	53,817,436
iShares Core MSCI Emerging Markets ETF	360,393	29,854,956
iShares Global Infrastructure ETF	139,260	9,274,716
iShares MSCI Canada ETF(b)	22,411	1,291,770
iShares MSCI EAFE Small-Cap ETF(b)	107,787	8,867,636
		303,249,568
Fixed-Income Funds — 36.0%
BlackRock Diversified Fixed Income Fund, Class K	13,407,355	125,090,622
iShares 0-5 Year TIPS Bond ETF	419,095	42,814,745
iShares Broad USD Investment Grade Corporate Bond ETF	388,547	19,928,576
iShares iBoxx $ Investment Grade Corporate Bond ETF	188	20,505
		187,854,448

Security	Shares	Value
Money Market Funds — 5.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.82%(c)(d)	2,508,884	$ 2,509,637
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.62%(c)	24,558,451	24,558,451
		27,068,088
Total Investments — 99.4% (Cost: $431,159,508)		518,172,104
Other Assets Less Liabilities — 0.6%		2,932,370
Net Assets — 100.0%		$ 521,104,474

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended June 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/26	Shares/ Investment Value Held at 06/30/26	Income (Expense)	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 10,741,049	$ —	$ (8,229,504)(a)	$ (2,035)	$ 127	$ 2,509,637	2,508,884	$ 17,869 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	43,569,467	—	(19,011,016)(a)	—	—	24,558,451	24,558,451	663,317	—
BlackRock Diversified Fixed Income Fund, Class K	125,048,039	5,012,221	(3,165,017)	(145,976)	(1,658,645)	125,090,622	13,407,355	2,908,782	—
BlackRock Real Estate Securities Fund	7,348,839	36,331	(1,453,992)	(51,540)	983,599	6,863,237	406,109	(2,661)	—
BlackRock Tactical Opportunities Fund, Class K	27,016,960	—	(3,094,399)	90,845	2,271,559	26,284,965	1,515,857	—	—
Diversified Equity Alpha Master Portfolio	164,310,107	—	(14,378,067)(a)(c)	10,299,818	6,762,994	166,994,852	$166,994,852	1,188,347	—
International Tilts Master Portfolio	54,042,131	—	(5,357,861)(a)(c)	2,497,837	2,635,329	53,817,436	$53,817,436	753,986	—
iShares 0-5 Year TIPS Bond ETF	44,297,600	4,055,125	(5,430,455)	(38,237)	(69,288)	42,814,745	419,095	838,706	—
iShares Broad USD Investment Grade Corporate Bond ETF	20,115,078	—	—	—	(186,502)	19,928,576	388,547	391,579	—
iShares Core MSCI Emerging Markets ETF	29,121,586	1,644,336	(7,441,244)	1,776,848	4,753,430	29,854,956	360,393	237,297	—
iShares Global Infrastructure ETF	8,544,994	—	—	—	729,722	9,274,716	139,260	130,027	—
iShares iBoxx $ Investment Grade Corporate Bond ETF	20,716	—	—	—	(211)	20,505	188	390	—
iShares MSCI Canada ETF	1,208,625	—	—	—	83,145	1,291,770	22,411	6,174	—
iShares MSCI EAFE Small-Cap ETF	8,315,868	2,190,789	(1,954,651)	754,323	(438,693)	8,867,636	107,787	126,100	—
				$ 15,181,883	$ 15,866,566	$ 518,172,104		$ 7,259,913	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

(c)	Inclusive of income and expense allocated from the Master Portfolio.
Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock LifePath® Dynamic 2030 Fund

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
TOPIX Index	21	09/10/26	$ 5,224	$ 218,173
S&P/TSE 60 Index	23	09/17/26	6,668	3,693
E-mini Russell 2000 Index	19	09/18/26	2,893	74,478
MSCI Emerging Markets Index	30	09/18/26	2,636	(51,476)
S&P 500 E-Mini Index	35	09/18/26	13,209	(1,909)
10-Year U.S. Treasury Note	274	09/21/26	30,072	189,934
U.S. Long Bond	101	09/21/26	11,419	315,344
2-Year U.S. Treasury Note	33	09/30/26	6,801	(10,106)
5-Year U.S. Treasury Note	146	09/30/26	15,617	51,887
				790,018
Short Contracts
Euro Stoxx 50 Index	43	09/18/26	3,123	(38,422)
Micro E-mini S&P 500 Index	167	09/18/26	6,303	(41,270)
MSCI EAFE Index	15	09/18/26	2,359	17,973
NASDAQ 100 E-Mini Index	26	09/18/26	15,872	(291,411)
Ultra U.S. Treasury Bond	194	09/21/26	22,425	(270,901)
				(624,031)
				$ 165,987
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	11,673	EUR	10,000	Nomura International PLC	09/16/26	$ 211
USD	2,290,158	JPY	363,252,000	Goldman Sachs International	09/16/26	42,411
USD	886,392	JPY	141,264,000	Morgan Stanley & Co. International PLC	09/16/26	12,273
						54,895
AUD	22,409,211	USD	16,045,349	Morgan Stanley & Co. International PLC	09/16/26	(551,333)
CAD	7,267,116	USD	5,274,946	Barclays Bank PLC	09/16/26	(133,654)
CAD	13,776,950	USD	10,001,024	Goldman Sachs International	09/16/26	(254,195)
JPY	6,789,828,363	USD	42,804,911	Barclays Bank PLC	09/16/26	(790,515)
						(1,729,697)
						$ (1,674,802)
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts Unrealized appreciation on futures contracts(a)	$ —	$ —	$ 314,317	$ —	$ 557,165	$ —	$ 871,482
Forward foreign currency exchange contracts Unrealized appreciation on forward foreign currency exchange contracts	—	—	—	54,895	—	—	54,895
	$ —	$ —	$ 314,317	$ 54,895	$ 557,165	$ —	$ 926,377

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock LifePath® Dynamic 2030 Fund

Derivative Financial Instruments Categorized by Risk Exposure (continued)
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Liabilities — Derivative Financial Instruments
Futures contracts Unrealized depreciation on futures contracts(a)	$ —	$ —	$ 424,488	$ —	$ 281,007	$ —	$ 705,495
Forward foreign currency exchange contracts Unrealized depreciation on forward foreign currency exchange contracts	—	—	—	1,729,697	—	—	1,729,697
	$ —	$ —	$ 424,488	$ 1,729,697	$ 281,007	$ —	$ 2,435,192

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets
and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended June 30, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$ —	$ —	$ 965,924	$ —	$ (543,257)	$ —	$ 422,667
Forward foreign currency exchange contracts	—	—	—	(737,747)	—	—	(737,747)
	$ —	$ —	$ 965,924	$ (737,747)	$ (543,257)	$ —	$ (315,080)
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$ —	$ —	$ (446,942)	$ —	$ 200,535	$ —	$ (246,407)
Forward foreign currency exchange contracts	—	—	—	(1,456,711)	—	—	(1,456,711)
	$ —	$ —	$ (446,942)	$ (1,456,711)	$ 200,535	$ —	$ (1,703,118)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$83,412,333
Average notional value of contracts — short	46,235,447
Forward foreign currency exchange contracts:
Average amounts purchased — in USD	9,930,954
Average amounts sold — in USD	75,173,863
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
The Fund’s derivative assets and liabilities (by type) were as follows:
	Assets	Liabilities
Derivative Financial Instruments
Futures contracts	$ 595,508	$ 782,113
Forward foreign currency exchange contracts	54,895	1,729,697
Total derivative assets and liabilities in the Statements of Assets and Liabilities	650,403	2,511,810
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(595,508)	(782,113)
Total derivative assets and liabilities subject to an MNA	$ 54,895	$ 1,729,697
Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock LifePath® Dynamic 2030 Fund

The following table presents the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Received(b)	Cash Collateral Received(b)	Net Amount of Derivative Assets(c)(d)
Goldman Sachs International	$ 42,411	$ (42,411)	$ —	$ —	$ —
Morgan Stanley & Co. International PLC	12,273	(12,273)	—	—	—
Nomura International PLC	211	—	—	—	211
	$ 54,895	$ (54,684)	$ —	$ —	$ 211

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Pledged(b)	Cash Collateral Pledged(b)	Net Amount of Derivative Liabilities(c)(e)
Barclays Bank PLC	$ 924,169	$ —	$ —	$ —	$ 924,169
Goldman Sachs International	254,195	(42,411)	—	—	211,784
Morgan Stanley & Co. International PLC	551,333	(12,273)	—	—	539,060
	$ 1,729,697	$ (54,684)	$ —	$ —	$ 1,675,013

(a)	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)	Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(c)	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(d)	Net amount represents the net amount receivable from the counterparty in the event of default.
(e)	Net amount represents the net amount payable due to the counterparty in the event of default.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$ 82,437,280	$ —	$ —	$ 82,437,280
Fixed-Income Funds	187,854,448	—	—	187,854,448
Money Market Funds	27,068,088	—	—	27,068,088
	$297,359,816	$—	$—	297,359,816
Investments Valued at NAV(a)				220,812,288
				$ 518,172,104
Derivative Financial Instruments(b)
Assets
Equity Contracts	$ 96,144	$ 218,173	$ —	$ 314,317
Foreign Currency Exchange Contracts	—	54,895	—	54,895
Interest Rate Contracts	557,165	—	—	557,165
Liabilities
Equity Contracts	(424,488)	—	—	(424,488)

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock LifePath® Dynamic 2030 Fund

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Liabilities (continued)
Foreign Currency Exchange Contracts	$ —	$ (1,729,697)	$ —	$ (1,729,697)
Interest Rate Contracts	(281,007)	—	—	(281,007)
	$(52,186)	$(1,456,629)	$—	$(1,508,815)

(a)
Certain investments of the Fund were fair valued using NAV as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

(b)
Derivative financial instruments are futures contracts and forward foreign currency exchange contracts. Futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.
Schedule of Investments

Schedule of Investments (unaudited)
June 30, 2026
BlackRock LifePath® Dynamic 2035 Fund
(Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value
Investment Companies(a)
Equity Funds — 67.9%
BlackRock Real Estate Securities Fund	489,759	$ 8,276,920
BlackRock Tactical Opportunities Fund, Class K	1,261,563	21,875,503
Diversified Equity Alpha Master Portfolio	$165,277,632	165,277,632
International Tilts Master Portfolio	$58,097,971	58,097,971
iShares Core MSCI Emerging Markets ETF	394,486	32,679,220
iShares Global Infrastructure ETF	125,268	8,342,849
iShares MSCI Canada ETF(b)	30,273	1,744,936
iShares MSCI EAFE Small-Cap ETF(b)	113,267	9,318,476
iShares Russell 2000 ETF(b)	1,828	549,223
		306,162,730
Fixed-Income Funds — 26.5%
BlackRock Diversified Fixed Income Fund, Class K	10,268,891	95,808,748
iShares 0-5 Year TIPS Bond ETF(b)	28,052	2,865,792
iShares Broad USD Investment Grade Corporate Bond ETF(b)	406,282	20,838,204
		119,512,744

Security	Shares	Value
Money Market Funds — 5.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.82%(c)(d)	2,835,457	$ 2,836,307
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.62%(c)	20,813,225	20,813,225
		23,649,532
Total Investments — 99.7% (Cost: $375,682,706)		449,325,006
Other Assets Less Liabilities — 0.3%		1,469,626
Net Assets — 100.0%		$ 450,794,632

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended June 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/26	Shares/ Investment Value Held at 06/30/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 26,510,883	$ —	$ (23,668,000)(a)	$ (6,807)	$ 231	$ 2,836,307	2,835,457	$ 18,681 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	36,634,040	—	(15,820,815)(a)	—	—	20,813,225	20,813,225	501,809	—
BlackRock Diversified Fixed Income Fund, Class K	94,006,963	6,809,366	(3,672,922)	(169,401)	(1,165,258)	95,808,748	10,268,891	2,186,725	—
BlackRock Real Estate Securities Fund	9,135,640	817,126	(2,948,172)	36,475	1,235,851	8,276,920	489,759	406,406	—
BlackRock Tactical Opportunities Fund, Class K	22,383,210	—	(2,470,281)	71,840	1,890,734	21,875,503	1,261,563	—	—
Diversified Equity Alpha Master Portfolio	162,120,532	—	(14,184,435)(a)(c)	10,228,952	7,112,583	165,277,632	$165,277,632	1,186,056	—
International Tilts Master Portfolio	56,613,839	—	(4,024,449)(a)(c)	2,661,550	2,847,031	58,097,971	$58,097,971	783,362	—
iShares 0-5 Year TIPS Bond ETF	1,866,365	4,662,278	(3,626,870)	(25,477)	(10,504)	2,865,792	28,052	88,682	—
iShares Broad USD Investment Grade Corporate Bond ETF	21,033,219	—	—	—	(195,015)	20,838,204	406,282	—	—
iShares Core MSCI Emerging Markets ETF	29,374,602	1,885,001	(5,339,300)	1,299,722	5,459,195	32,679,220	394,486	259,745	—
iShares Global Infrastructure ETF	7,686,444	—	—	—	656,405	8,342,849	125,268	116,963	—
iShares MSCI Canada ETF	2,517,614	—	(943,137)	170,629	(170)	1,744,936	30,273	8,340	—
iShares MSCI EAFE Small-Cap ETF	8,781,591	—	—	—	536,885	9,318,476	113,267	132,511	—
iShares Russell 2000 ETF	449,980	—	—	—	99,243	549,223	1,828	2,079	—
				$ 14,267,483	$ 18,467,211	$ 449,325,006		$ 5,691,359	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

(c)	Inclusive of income and expense allocated from the Master Portfolio.

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock LifePath® Dynamic 2035 Fund

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
TOPIX Index	16	09/10/26	$ 3,980	$ 166,457
S&P/TSE 60 Index	22	09/17/26	6,378	3,517
E-mini Russell 2000 Index	31	09/18/26	4,721	121,517
MSCI Emerging Markets Index	14	09/18/26	1,230	(24,022)
S&P 500 E-Mini Index	40	09/18/26	15,097	14,226
10-Year U.S. Treasury Note	184	09/21/26	20,194	124,343
U.S. Long Bond	71	09/21/26	8,027	221,763
2-Year U.S. Treasury Note	9	09/30/26	1,855	(2,756)
5-Year U.S. Treasury Note	156	09/30/26	16,687	55,441
				680,486
Short Contracts
Euro Stoxx 50 Index	35	09/18/26	2,542	(31,274)
MSCI EAFE Index	7	09/18/26	1,101	12,570
NASDAQ 100 E-Mini Index	22	09/18/26	13,430	(246,579)
Ultra U.S. Treasury Bond	215	09/21/26	24,853	(254,800)
				(520,083)
				$ 160,403
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	11,673	EUR	10,000	JPMorgan Chase Bank N.A.	09/16/26	$ 211
USD	1,905,501	JPY	302,231,000	Goldman Sachs International	09/16/26	35,343
USD	927,266	JPY	147,778,000	Morgan Stanley & Co. International PLC	09/16/26	12,839
						48,393
AUD	18,819,204	USD	13,475,220	Morgan Stanley & Co. International PLC	09/16/26	(463,381)
CAD	7,176,099	USD	5,208,885	Barclays Bank PLC	09/16/26	(131,985)
CAD	12,284,570	USD	8,916,961	Barclays Bank PLC	09/16/26	(225,951)
JPY	5,656,893,950	USD	35,662,564	Barclays Bank PLC	09/16/26	(658,588)
JPY	182,580,000	USD	1,151,396	JPMorgan Chase Bank N.A.	09/16/26	(21,620)
						(1,501,525)
						$ (1,453,132)
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts Unrealized appreciation on futures contracts(a)	$ —	$ —	$ 318,287	$ —	$ 401,547	$ —	$ 719,834
Forward foreign currency exchange contracts Unrealized appreciation on forward foreign currency exchange contracts	—	—	—	48,393	—	—	48,393
	$ —	$ —	$ 318,287	$ 48,393	$ 401,547	$ —	$ 768,227
Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock LifePath® Dynamic 2035 Fund

Derivative Financial Instruments Categorized by Risk Exposure (continued)
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Liabilities — Derivative Financial Instruments
Futures contracts Unrealized depreciation on futures contracts(a)	$ —	$ —	$ 301,875	$ —	$ 257,556	$ —	$ 559,431
Forward foreign currency exchange contracts Unrealized depreciation on forward foreign currency exchange contracts	—	—	—	1,501,525	—	—	1,501,525
	$ —	$ —	$ 301,875	$ 1,501,525	$ 257,556	$ —	$ 2,060,956

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets
and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended June 30, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$ —	$ —	$ 1,095,002	$ —	$ (112,896)	$ —	$ 982,106
Forward foreign currency exchange contracts	—	—	—	(599,527)	—	—	(599,527)
	$ —	$ —	$ 1,095,002	$ (599,527)	$ (112,896)	$ —	$ 382,579
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$ —	$ —	$ (135,201)	$ —	$ (8,126)	$ —	$ (143,327)
Forward foreign currency exchange contracts	—	—	—	(1,248,081)	—	—	(1,248,081)
	$ —	$ —	$ (135,201)	$ (1,248,081)	$ (8,126)	$ —	$ (1,391,408)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$64,528,974
Average notional value of contracts — short	37,566,653
Forward foreign currency exchange contracts:
Average amounts purchased — in USD	7,859,727
Average amounts sold — in USD	64,062,494
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
The Fund’s derivative assets and liabilities (by type) were as follows:
	Assets	Liabilities
Derivative Financial Instruments
Futures contracts	$ —	$ 14,434
Forward foreign currency exchange contracts	48,393	1,501,525
Total derivative assets and liabilities in the Statements of Assets and Liabilities	48,393	1,515,959
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	—	(14,434)
Total derivative assets and liabilities subject to an MNA	$ 48,393	$ 1,501,525

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock LifePath® Dynamic 2035 Fund

The following table presents the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Received(b)	Cash Collateral Received(b)	Net Amount of Derivative Assets(c)(d)
Goldman Sachs International	$ 35,343	$ —	$ —	$ —	$ 35,343
JPMorgan Chase Bank N.A.	211	(211)	—	—	—
Morgan Stanley & Co. International PLC	12,839	(12,839)	—	—	—
	$ 48,393	$ (13,050)	$ —	$ —	$ 35,343

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Pledged(b)	Cash Collateral Pledged(b)	Net Amount of Derivative Liabilities(c)(e)
Barclays Bank PLC	$ 1,016,524	$ —	$ —	$ —	$ 1,016,524
JPMorgan Chase Bank N.A.	21,620	(211)	—	—	21,409
Morgan Stanley & Co. International PLC	463,381	(12,839)	—	—	450,542
	$ 1,501,525	$ (13,050)	$ —	$ —	$ 1,488,475

(a)	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)	Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(c)	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(d)	Net amount represents the net amount receivable from the counterparty in the event of default.
(e)	Net amount represents the net amount payable due to the counterparty in the event of default.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$ 82,787,127	$ —	$ —	$ 82,787,127
Fixed-Income Funds	119,512,744	—	—	119,512,744
Money Market Funds	23,649,532	—	—	23,649,532
	$225,949,403	$—	$—	225,949,403
Investments Valued at NAV(a)				223,375,603
				$ 449,325,006
Derivative Financial Instruments(b)
Assets
Equity Contracts	$ 151,830	$ 166,457	$ —	$ 318,287
Foreign Currency Exchange Contracts	—	48,393	—	48,393
Interest Rate Contracts	401,547	—	—	401,547
Liabilities
Equity Contracts	(301,875)	—	—	(301,875)
Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock LifePath® Dynamic 2035 Fund

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Liabilities (continued)
Foreign Currency Exchange Contracts	$ —	$ (1,501,525)	$ —	$ (1,501,525)
Interest Rate Contracts	(257,556)	—	—	(257,556)
	$(6,054)	$(1,286,675)	$—	$(1,292,729)

(a)
Certain investments of the Fund were fair valued using NAV as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

(b)
Derivative financial instruments are futures contracts and forward foreign currency exchange contracts. Futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)
June 30, 2026
BlackRock LifePath® Dynamic 2040 Fund
(Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value
Investment Companies(a)
Equity Funds — 74.6%
BlackRock Real Estate Securities Fund	852,322	$ 14,404,244
BlackRock Tactical Opportunities Fund, Class K	1,709,493	29,642,604
Diversified Equity Alpha Master Portfolio	$224,753,891	224,753,891
International Tilts Master Portfolio	$89,709,345	89,709,345
iShares Core MSCI Emerging Markets ETF	597,230	49,474,533
iShares Global Infrastructure ETF	200,323	13,341,512
iShares MSCI Canada ETF(b)	47,257	2,723,893
iShares MSCI EAFE Small-Cap ETF(b)	158,773	13,062,255
		437,112,277
Fixed-Income Funds — 20.3%
BlackRock Diversified Fixed Income Fund, Class K	9,785,386	91,297,649
iShares 0-5 Year TIPS Bond ETF	12,450	1,271,892
iShares Broad USD Investment Grade Corporate Bond ETF(b)	516,843	26,508,877
iShares iBoxx $ Investment Grade Corporate Bond ETF	153	16,688
		119,095,106

Security	Shares	Value
Money Market Funds — 5.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.82%(c)(d)	6,003,318	$ 6,005,119
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.62%(c)	24,052,740	24,052,740
		30,057,859
Total Investments — 100.0% (Cost: $461,441,589)		586,265,242
Liabilities in Excess of Other Assets — (0.0)%		(22,107)
Net Assets — 100.0%		$ 586,243,135

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended June 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/26	Shares/ Investment Value Held at 06/30/26	Income (Expense)	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 24,613,072	$ —	$ (18,612,134)(a)	$ 3,847	$ 334	$ 6,005,119	6,003,318	$ 26,594 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	36,220,176	—	(12,167,436)(a)	—	—	24,052,740	24,052,740	577,144	—
BlackRock Diversified Fixed Income Fund, Class K	85,415,811	7,170,080	—	—	(1,288,242)	91,297,649	9,785,386	2,035,219	—
BlackRock Real Estate Securities Fund	16,071,650	70,697	(3,693,463)	(164,951)	2,120,311	14,404,244	852,322	(3,767)	—
BlackRock Tactical Opportunities Fund, Class K	27,095,460	—	—	—	2,547,144	29,642,604	1,709,493	—	—
Diversified Equity Alpha Master Portfolio	212,774,287	—	(10,934,767)(a)(c)	13,848,599	9,065,772	224,753,891	$224,753,891	1,586,895	—
International Tilts Master Portfolio	85,476,111	—	(3,902,441)(a)(c)	4,055,349	4,080,326	89,709,345	$89,709,345	1,208,687	—
iShares 0-5 Year TIPS Bond ETF	1,274,756	—	—	—	(2,864)	1,271,892	12,450	23,919	—
iShares Broad USD Investment Grade Corporate Bond ETF	24,685,748	2,050,730	—	—	(227,601)	26,508,877	516,843	497,026	—
iShares Core MSCI Emerging Markets ETF	42,702,312	2,436,786	(5,604,510)	1,549,070	8,390,875	49,474,533	597,230	393,240	—
iShares Global Infrastructure ETF	10,639,885	1,845,180	—	—	856,447	13,341,512	200,323	187,042	—
iShares iBoxx $ Investment Grade Corporate Bond ETF	16,859	—	—	—	(171)	16,688	153	317	—
iShares MSCI Canada ETF	2,548,570	—	—	—	175,323	2,723,893	47,257	13,019	—
iShares MSCI EAFE Small-Cap ETF	12,309,671	—	—	—	752,584	13,062,255	158,773	185,748	—
				$ 19,291,914	$ 26,470,238	$ 586,265,242		$ 6,731,083	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

(c)	Inclusive of income and expense allocated from the Master Portfolio.
Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock LifePath® Dynamic 2040 Fund

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
TOPIX Index	21	09/10/26	$ 5,224	$ 218,109
S&P/TSE 60 Index	34	09/17/26	9,856	5,463
E-mini Russell 2000 Index	73	09/18/26	11,116	286,153
Micro E-mini S&P 500 Index	517	09/18/26	19,512	126,086
MSCI Emerging Markets Index	39	09/18/26	3,427	(66,919)
S&P 500 E-Mini Index	51	09/18/26	19,248	(48,230)
10-Year U.S. Treasury Note	235	09/21/26	25,791	157,977
U.S. Long Bond	72	09/21/26	8,141	224,800
5-Year U.S. Treasury Note	36	09/30/26	3,851	12,794
				916,233
Short Contracts
Euro Stoxx 50 Index	44	09/18/26	3,195	(39,316)
MSCI EAFE Index	26	09/18/26	4,089	43,374
NASDAQ 100 E-Mini Index	29	09/18/26	17,704	(325,036)
Ultra U.S. Treasury Bond	281	09/21/26	32,482	(361,481)
				(682,459)
				$ 233,774
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	11,673	EUR	10,000	Deutsche Bank AG	09/16/26	$ 210
USD	2,362,609	JPY	374,739,000	Goldman Sachs International	09/16/26	43,782
USD	1,062,185	JPY	169,280,000	Morgan Stanley & Co. International PLC	09/16/26	14,707
						58,699
AUD	24,369,815	USD	17,448,205	Morgan Stanley & Co. International PLC	09/16/26	(598,602)
CAD	15,379,945	USD	11,163,787	Barclays Bank PLC	09/16/26	(282,882)
CAD	15,380,543	USD	11,164,211	Barclays Bank PLC	09/16/26	(282,883)
JPY	7,574,327,335	USD	47,753,287	Nomura International PLC	09/16/26	(884,533)
						(2,048,900)
						$ (1,990,201)
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts Unrealized appreciation on futures contracts(a)	$ —	$ —	$ 679,185	$ —	$ 395,571	$ —	$ 1,074,756
Forward foreign currency exchange contracts Unrealized appreciation on forward foreign currency exchange contracts	—	—	—	58,699	—	—	58,699
	$ —	$ —	$ 679,185	$ 58,699	$ 395,571	$ —	$ 1,133,455

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock LifePath® Dynamic 2040 Fund

Derivative Financial Instruments Categorized by Risk Exposure (continued)
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Liabilities — Derivative Financial Instruments
Futures contracts Unrealized depreciation on futures contracts(a)	$ —	$ —	$ 479,501	$ —	$ 361,481	$ —	$ 840,982
Forward foreign currency exchange contracts Unrealized depreciation on forward foreign currency exchange contracts	—	—	—	2,048,900	—	—	2,048,900
	$ —	$ —	$ 479,501	$ 2,048,900	$ 361,481	$ —	$ 2,889,882

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets
and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended June 30, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$ —	$ —	$ 3,577,061	$ —	$ 370,002	$ —	$ 3,947,063
Forward foreign currency exchange contracts	—	—	—	(832,319)	—	—	(832,319)
	$ —	$ —	$ 3,577,061	$ (832,319)	$ 370,002	$ —	$ 3,114,744
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$ —	$ —	$ 289,240	$ —	$ (257,427)	$ —	$ 31,813
Forward foreign currency exchange contracts	—	—	—	(1,818,455)	—	—	(1,818,455)
	$ —	$ —	$ 289,240	$ (1,818,455)	$ (257,427)	$ —	$ (1,786,642)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$88,583,791
Average notional value of contracts — short	50,786,076
Forward foreign currency exchange contracts:
Average amounts purchased — in USD	10,670,088
Average amounts sold — in USD	86,752,786
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
The Fund’s derivative assets and liabilities (by type) were as follows:
	Assets	Liabilities
Derivative Financial Instruments
Futures contracts	$ 747,830	$ 510,457
Forward foreign currency exchange contracts	58,699	2,048,900
Total derivative assets and liabilities in the Statements of Assets and Liabilities	806,529	2,559,357
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(747,830)	(510,457)
Total derivative assets and liabilities subject to an MNA	$ 58,699	$ 2,048,900
Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock LifePath® Dynamic 2040 Fund

The following table presents the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Received(b)	Cash Collateral Received(b)	Net Amount of Derivative Assets(c)(d)
Deutsche Bank AG	$ 210	$ —	$ —	$ —	$ 210
Goldman Sachs International	43,782	—	—	—	43,782
Morgan Stanley & Co. International PLC	14,707	(14,707)	—	—	—
	$ 58,699	$ (14,707)	$ —	$ —	$ 43,992

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Pledged(b)	Cash Collateral Pledged(b)	Net Amount of Derivative Liabilities(c)(e)
Barclays Bank PLC	$ 565,765	$ —	$ —	$ —	$ 565,765
Morgan Stanley & Co. International PLC	598,602	(14,707)	—	—	583,895
Nomura International PLC	884,533	—	—	—	884,533
	$ 2,048,900	$ (14,707)	$ —	$ —	$ 2,034,193

(a)	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)	Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(c)	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(d)	Net amount represents the net amount receivable from the counterparty in the event of default.
(e)	Net amount represents the net amount payable due to the counterparty in the event of default.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$ 122,649,041	$ —	$ —	$ 122,649,041
Fixed-Income Funds	119,095,106	—	—	119,095,106
Money Market Funds	30,057,859	—	—	30,057,859
	$271,802,006	$—	$—	271,802,006
Investments Valued at NAV(a)				314,463,236
				$ 586,265,242
Derivative Financial Instruments(b)
Assets
Equity Contracts	$ 461,076	$ 218,109	$ —	$ 679,185
Foreign Currency Exchange Contracts	—	58,699	—	58,699
Interest Rate Contracts	395,571	—	—	395,571
Liabilities
Equity Contracts	(479,501)	—	—	(479,501)

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock LifePath® Dynamic 2040 Fund

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Liabilities (continued)
Foreign Currency Exchange Contracts	$ —	$ (2,048,900)	$ —	$ (2,048,900)
Interest Rate Contracts	(361,481)	—	—	(361,481)
	$15,665	$(1,772,092)	$—	$(1,756,427)

(a)
Certain investments of the Fund were fair valued using NAV as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

(b)
Derivative financial instruments are futures contracts and forward foreign currency exchange contracts. Futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.
Schedule of Investments

Schedule of Investments (unaudited)
June 30, 2026
BlackRock LifePath® Dynamic 2045 Fund
(Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value
Investment Companies(a)
Equity Funds — 80.9%
BlackRock Real Estate Securities Fund	778,276	$ 13,152,857
BlackRock Tactical Opportunities Fund, Class K	1,202,889	20,858,092
Diversified Equity Alpha Master Portfolio	$176,247,047	176,247,047
International Tilts Master Portfolio	$62,871,037	62,871,037
iShares Core MSCI Emerging Markets ETF	495,495	41,046,806
iShares Core MSCI International Developed Markets ETF(b)	143,871	12,805,958
iShares Global Infrastructure ETF	54,206	3,610,120
iShares MSCI Canada ETF(b)	41,080	2,367,851
iShares MSCI EAFE Small-Cap ETF	113,579	9,344,144
		342,303,912
Fixed-Income Funds — 12.9%
BlackRock Diversified Fixed Income Fund, Class K	3,931,671	36,682,491
iShares 0-5 Year TIPS Bond ETF	230	23,497
iShares Broad USD Investment Grade Corporate Bond ETF	352,971	18,103,882
		54,809,870

Security	Shares	Value
Money Market Funds — 8.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.82%(c)(d)	15,430,694	$ 15,435,323
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.62%(c)	21,649,946	21,649,946
		37,085,269
Total Investments — 102.6% (Cost: $359,128,878)		434,199,051
Liabilities in Excess of Other Assets — (2.6)%		(10,824,023)
Net Assets — 100.0%		$ 423,375,028

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended June 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/26	Shares/ Investment Value Held at 06/30/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 33,396,052	$ —	$ (17,958,628)(a)	$ (3,304)	$ 1,203	$ 15,435,323	15,430,694	$ 27,740 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	30,123,888	—	(8,473,942)(a)	—	—	21,649,946	21,649,946	458,059	—
BlackRock Diversified Fixed Income Fund, Class K	32,775,670	4,404,670	—	—	(497,849)	36,682,491	3,931,671	795,467	—
BlackRock Real Estate Securities Fund	12,929,278	1,469,423	(3,079,906)	(443)	1,834,505	13,152,857	778,276	8,514	—
BlackRock Tactical Opportunities Fund, Class K	19,112,763	1,236,594	(1,232,501)	27,806	1,713,430	20,858,092	1,202,889	—	—
Diversified Equity Alpha Master Portfolio	157,567,568	1,160,558 (a)(c)	—	10,854,491	6,664,430	176,247,047	$176,247,047	1,211,803	—
International Tilts Master Portfolio	57,990,771	—	(713,056)(a)(c)	2,817,338	2,775,984	62,871,037	$62,871,037	846,941	—
iShares 0-5 Year TIPS Bond ETF	23,550	—	—	—	(53)	23,497	230	442	—
iShares Broad USD Investment Grade Corporate Bond ETF	16,595,805	1,696,556	—	—	(188,479)	18,103,882	352,971	349,440	—
iShares Core MSCI Emerging Markets ETF	34,794,349	1,954,061	(3,851,047)	774,324	7,375,119	41,046,806	495,495	326,253	—
iShares Core MSCI International Developed Markets ETF	11,866,480	—	—	—	939,478	12,805,958	143,871	193,356	—
iShares Global Infrastructure ETF	1,753,914	1,716,879	—	—	139,327	3,610,120	54,206	50,612	—
iShares MSCI Canada ETF	2,215,444	—	—	—	152,407	2,367,851	41,080	11,317	—
iShares MSCI EAFE Small-Cap ETF	8,362,076	2,044,057	(1,415,521)	139,893	213,639	9,344,144	113,579	132,876	—
				$ 14,610,105	$ 21,123,141	$ 434,199,051		$ 4,412,820	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

(c)	Inclusive of income and expense allocated from the Master Portfolio.

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock LifePath® Dynamic 2045 Fund

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
TOPIX Index	15	09/10/26	$ 3,732	$ 154,956
S&P/TSE 60 Index	24	09/17/26	6,957	3,845
E-mini Russell 2000 Index	77	09/18/26	11,726	301,832
Micro E-mini S&P 500 Index	714	09/18/26	26,947	174,130
MSCI Emerging Markets Index	39	09/18/26	3,427	(66,919)
S&P 500 E-Mini Index	27	09/18/26	10,190	18,685
10-Year U.S. Treasury Note	125	09/21/26	13,719	80,903
				667,432
Short Contracts
Euro Stoxx 50 Index	28	09/18/26	2,033	(25,019)
MSCI EAFE Index	5	09/18/26	786	(7,624)
NASDAQ 100 E-Mini Index	22	09/18/26	13,430	(246,579)
Ultra U.S. Treasury Bond	174	09/21/26	20,113	(242,727)
				(521,949)
				$ 145,483
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	11,673	EUR	10,000	Deutsche Bank AG	09/16/26	$ 211
USD	1,625,686	JPY	257,854,000	Goldman Sachs International	09/16/26	30,126
						30,337
AUD	1,013,000	USD	706,652	Morgan Stanley & Co. International PLC	09/16/26	(6,250)
AUD	16,711,616	USD	11,965,609	Morgan Stanley & Co. International PLC	09/16/26	(410,983)
CAD	863,000	USD	619,576	Barclays Bank PLC	09/16/26	(9,026)
CAD	8,122,995	USD	5,896,209	Barclays Bank PLC	09/16/26	(149,405)
CAD	10,622,158	USD	7,710,255	Barclays Bank PLC	09/16/26	(195,359)
JPY	5,308,780,819	USD	33,468,105	Barclays Bank PLC	09/16/26	(618,200)
						(1,389,223)
						$ (1,358,886)
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts Unrealized appreciation on futures contracts(a)	$ —	$ —	$ 653,448	$ —	$ 80,903	$ —	$ 734,351
Forward foreign currency exchange contracts Unrealized appreciation on forward foreign currency exchange contracts	—	—	—	30,337	—	—	30,337
	$ —	$ —	$ 653,448	$ 30,337	$ 80,903	$ —	$ 764,688
Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock LifePath® Dynamic 2045 Fund

Derivative Financial Instruments Categorized by Risk Exposure (continued)
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Liabilities — Derivative Financial Instruments
Futures contracts Unrealized depreciation on futures contracts(a)	$ —	$ —	$ 346,141	$ —	$ 242,727	$ —	$ 588,868
Forward foreign currency exchange contracts Unrealized depreciation on forward foreign currency exchange contracts	—	—	—	1,389,223	—	—	1,389,223
	$ —	$ —	$ 346,141	$ 1,389,223	$ 242,727	$ —	$ 1,978,091

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets
and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended June 30, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$ —	$ —	$ 4,311,809	$ —	$ 679,798	$ —	$ 4,991,607
Forward foreign currency exchange contracts	—	—	—	(632,240)	—	—	(632,240)
	$ —	$ —	$ 4,311,809	$ (632,240)	$ 679,798	$ —	$ 4,359,367
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$ —	$ —	$ 589,822	$ —	$ (384,163)	$ —	$ 205,659
Forward foreign currency exchange contracts	—	—	—	(1,204,019)	—	—	(1,204,019)
	$ —	$ —	$ 589,822	$ (1,204,019)	$ (384,163)	$ —	$ (998,360)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$63,366,450
Average notional value of contracts — short	32,919,154
Forward foreign currency exchange contracts:
Average amounts purchased — in USD	7,562,395
Average amounts sold — in USD	59,514,023
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
The Fund’s derivative assets and liabilities (by type) were as follows:
	Assets	Liabilities
Derivative Financial Instruments
Futures contracts	$ 595,508	$ 284,280
Forward foreign currency exchange contracts	30,337	1,389,223
Total derivative assets and liabilities in the Statements of Assets and Liabilities	625,845	1,673,503
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(595,508)	(284,280)
Total derivative assets and liabilities subject to an MNA	$ 30,337	$ 1,389,223

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock LifePath® Dynamic 2045 Fund

The following table presents the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Received(b)	Cash Collateral Received(b)	Net Amount of Derivative Assets(c)(d)
Deutsche Bank AG	$ 211	$ —	$ —	$ —	$ 211
Goldman Sachs International	30,126	—	—	—	30,126
	$ 30,337	$ —	$ —	$ —	$ 30,337

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Pledged(b)	Cash Collateral Pledged(b)	Net Amount of Derivative Liabilities(c)(e)
Barclays Bank PLC	$ 971,990	$ —	$ —	$ —	$ 971,990
Morgan Stanley & Co. International PLC	417,233	—	—	—	417,233
	$ 1,389,223	$ —	$ —	$ —	$ 1,389,223

(a)	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)	Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(c)	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(d)	Net amount represents the net amount receivable from the counterparty in the event of default.
(e)	Net amount represents the net amount payable due to the counterparty in the event of default.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$ 103,185,828	$ —	$ —	$ 103,185,828
Fixed-Income Funds	54,809,870	—	—	54,809,870
Money Market Funds	37,085,269	—	—	37,085,269
	$195,080,967	$—	$—	195,080,967
Investments Valued at NAV(a)				239,118,084
				$ 434,199,051
Derivative Financial Instruments(b)
Assets
Equity Contracts	$ 498,492	$ 154,956	$ —	$ 653,448
Foreign Currency Exchange Contracts	—	30,337	—	30,337
Interest Rate Contracts	80,903	—	—	80,903
Liabilities
Equity Contracts	(346,141)	—	—	(346,141)
Foreign Currency Exchange Contracts	—	(1,389,223)	—	(1,389,223)
Interest Rate Contracts	(242,727)	—	—	(242,727)
	$(9,473)	$(1,203,930)	$—	$(1,213,403)

(a)
Certain investments of the Fund were fair valued using NAV as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

(b)
Derivative financial instruments are futures contracts and forward foreign currency exchange contracts. Futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.
Schedule of Investments

Schedule of Investments (unaudited)
June 30, 2026
BlackRock LifePath® Dynamic 2050 Fund
(Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value
Investment Companies(a)
Equity Funds — 86.9%
BlackRock Real Estate Securities Fund	565,541	$ 9,557,644
BlackRock Tactical Opportunities Fund, Class K	1,277,894	22,158,680
Diversified Equity Alpha Master Portfolio	$208,353,115	208,353,115
International Tilts Master Portfolio	$66,542,481	66,542,481
iShares Core MSCI Emerging Markets ETF	592,363	49,071,352
iShares Core MSCI International Developed Markets ETF(b)	282,650	25,158,676
iShares MSCI Canada ETF(b)	34,531	1,990,367
iShares MSCI EAFE Small-Cap ETF(b)	123,953	10,197,613
		393,029,928
Fixed-Income Funds — 6.9%
BlackRock Diversified Fixed Income Fund, Class K	1,708,185	15,937,363
iShares Broad USD Investment Grade Corporate Bond ETF(b)	299,250	15,348,532
		31,285,895

Security	Shares	Value
Money Market Funds — 13.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.82%(c)(d)	37,614,283	$ 37,625,568
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.62%(c)	22,215,824	22,215,824
		59,841,392
Total Investments — 107.1% (Cost: $378,405,498)		484,157,215
Liabilities in Excess of Other Assets — (7.1)%		(32,030,462)
Net Assets — 100.0%		$ 452,126,753

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended June 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/26	Shares/ Investment Value Held at 06/30/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 47,810,834	$ —	$ (10,182,228)(a)	$ (5,902)	$ 2,864	$ 37,625,568	37,614,283	$ 48,608 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	26,276,162	—	(4,060,338)(a)	—	—	22,215,824	22,215,824	396,960	—
BlackRock Diversified Fixed Income Fund, Class K	14,107,915	2,044,057	—	—	(214,609)	15,937,363	1,708,185	339,470	—
BlackRock Real Estate Securities Fund	8,915,619	2,832,831	(3,507,865)	118,853	1,198,206	9,557,644	565,541	11,326	—
BlackRock Tactical Opportunities Fund, Class K	20,246,661	1,394,850	(1,327,175)	30,752	1,813,592	22,158,680	1,277,894	—	—
Diversified Equity Alpha Master Portfolio	191,353,035	—	(3,486,960)(a)(c)	12,766,628	7,720,412	208,353,115	$208,353,115	1,435,422	—
International Tilts Master Portfolio	64,086,019	—	(3,660,389)(a)(c)	3,037,331	3,079,520	66,542,481	$66,542,481	902,427	—
iShares Broad USD Investment Grade Corporate Bond ETF	15,492,172	—	—	—	(143,640)	15,348,532	299,250	301,585	—
iShares Core MSCI Emerging Markets ETF	43,384,326	1,899,929	(6,166,548)	1,434,093	8,519,552	49,071,352	592,363	390,035	—
iShares Core MSCI International Developed Markets ETF	25,470,484	—	(2,373,106)	287,490	1,773,808	25,158,676	282,650	379,869	—
iShares MSCI Canada ETF	2,754,744	—	(951,126)	174,557	12,192	1,990,367	34,531	9,513	—
iShares MSCI EAFE Small-Cap ETF	9,610,076	—	—	—	587,537	10,197,613	123,953	145,012	—
				$ 17,843,802	$ 24,349,434	$ 484,157,215		$ 4,360,227	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

(c)	Inclusive of income and expense allocated from the Master Portfolio.

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock LifePath® Dynamic 2050 Fund

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
TOPIX Index	16	09/10/26	$ 3,980	$ 166,457
S&P/TSE 60 Index	27	09/17/26	7,827	4,325
E-mini Russell 2000 Index	97	09/18/26	14,771	380,298
Micro E-mini S&P 500 Index	722	09/18/26	27,249	176,081
MSCI Emerging Markets Index	66	09/18/26	5,799	(114,125)
S&P 500 E-Mini Index	37	09/18/26	13,964	(54,499)
10-Year U.S. Treasury Note	133	09/21/26	14,597	85,822
				644,359
Short Contracts
Euro Stoxx 50 Index	32	09/18/26	2,324	(28,593)
MSCI EAFE Index	5	09/18/26	786	149
NASDAQ 100 E-Mini Index	23	09/18/26	14,041	(257,787)
Ultra U.S. Treasury Bond	90	09/21/26	10,403	(162,283)
				(448,514)
				$ 195,845
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	240,464	EUR	206,000	Deutsche Bank AG	09/16/26	$ 4,344
USD	1,550,921	JPY	246,000,000	Goldman Sachs International	09/16/26	28,712
USD	1,157,197	JPY	184,422,000	Morgan Stanley & Co. International PLC	09/16/26	16,022
						49,078
AUD	18,458,250	USD	13,215,297	Morgan Stanley & Co. International PLC	09/16/26	(453,026)
CAD	9,564,444	USD	6,942,508	Barclays Bank PLC	09/16/26	(175,916)
CAD	12,265,770	USD	8,903,314	Barclays Bank PLC	09/16/26	(225,606)
JPY	5,809,233,804	USD	36,622,978	Barclays Bank PLC	09/16/26	(676,348)
JPY	222,198,000	USD	1,395,080	Goldman Sachs International	09/16/26	(20,153)
						(1,551,049)
						$ (1,501,971)
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts Unrealized appreciation on futures contracts(a)	$ —	$ —	$ 727,310	$ —	$ 85,822	$ —	$ 813,132
Forward foreign currency exchange contracts Unrealized appreciation on forward foreign currency exchange contracts	—	—	—	49,078	—	—	49,078
	$ —	$ —	$ 727,310	$ 49,078	$ 85,822	$ —	$ 862,210
Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock LifePath® Dynamic 2050 Fund

Derivative Financial Instruments Categorized by Risk Exposure (continued)
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Liabilities — Derivative Financial Instruments
Futures contracts Unrealized depreciation on futures contracts(a)	$ —	$ —	$ 455,004	$ —	$ 162,283	$ —	$ 617,287
Forward foreign currency exchange contracts Unrealized depreciation on forward foreign currency exchange contracts	—	—	—	1,551,049	—	—	1,551,049
	$ —	$ —	$ 455,004	$ 1,551,049	$ 162,283	$ —	$ 2,168,336

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets
and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended June 30, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$ —	$ —	$ 5,114,341	$ —	$ 277,056	$ —	$ 5,391,397
Forward foreign currency exchange contracts	—	—	—	(750,208)	—	—	(750,208)
	$ —	$ —	$ 5,114,341	$ (750,208)	$ 277,056	$ —	$ 4,641,189
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$ —	$ —	$ 782,666	$ —	$ (216,299)	$ —	$ 566,367
Forward foreign currency exchange contracts	—	—	—	(1,320,195)	—	—	(1,320,195)
	$ —	$ —	$ 782,666	$ (1,320,195)	$ (216,299)	$ —	$ (753,828)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$73,823,767
Average notional value of contracts — short	23,916,866
Forward foreign currency exchange contracts:
Average amounts purchased — in USD	7,993,900
Average amounts sold — in USD	64,659,975
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
The Fund’s derivative assets and liabilities (by type) were as follows:
	Assets	Liabilities
Derivative Financial Instruments
Futures contracts	$ 587,422	$ 297,883
Forward foreign currency exchange contracts	49,078	1,551,049
Total derivative assets and liabilities in the Statements of Assets and Liabilities	636,500	1,848,932
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(587,422)	(297,883)
Total derivative assets and liabilities subject to an MNA	$ 49,078	$ 1,551,049

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock LifePath® Dynamic 2050 Fund

The following table presents the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Received(b)	Cash Collateral Received(b)	Net Amount of Derivative Assets(c)(d)
Deutsche Bank AG	$ 4,344	$ —	$ —	$ —	$ 4,344
Goldman Sachs International	28,712	(20,153)	—	—	8,559
Morgan Stanley & Co. International PLC	16,022	(16,022)	—	—	—
	$ 49,078	$ (36,175)	$ —	$ —	$ 12,903

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Pledged(b)	Cash Collateral Pledged(b)	Net Amount of Derivative Liabilities(c)(e)
Barclays Bank PLC	$ 1,077,870	$ —	$ —	$ —	$ 1,077,870
Goldman Sachs International	20,153	(20,153)	—	—	—
Morgan Stanley & Co. International PLC	453,026	(16,022)	—	—	437,004
	$ 1,551,049	$ (36,175)	$ —	$ —	$ 1,514,874

(a)	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)	Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(c)	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(d)	Net amount represents the net amount receivable from the counterparty in the event of default.
(e)	Net amount represents the net amount payable due to the counterparty in the event of default.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$ 118,134,332	$ —	$ —	$ 118,134,332
Fixed-Income Funds	31,285,895	—	—	31,285,895
Money Market Funds	59,841,392	—	—	59,841,392
	$209,261,619	$—	$—	209,261,619
Investments Valued at NAV(a)				274,895,596
				$ 484,157,215
Derivative Financial Instruments(b)
Assets
Equity Contracts	$ 560,853	$ 166,457	$ —	$ 727,310
Foreign Currency Exchange Contracts	—	49,078	—	49,078
Interest Rate Contracts	85,822	—	—	85,822
Liabilities
Equity Contracts	(455,004)	—	—	(455,004)
Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock LifePath® Dynamic 2050 Fund

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Liabilities (continued)
Foreign Currency Exchange Contracts	$ —	$ (1,551,049)	$ —	$ (1,551,049)
Interest Rate Contracts	(162,283)	—	—	(162,283)
	$29,388	$(1,335,514)	$—	$(1,306,126)

(a)
Certain investments of the Fund were fair valued using NAV as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

(b)
Derivative financial instruments are futures contracts and forward foreign currency exchange contracts. Futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)
June 30, 2026
BlackRock LifePath® Dynamic 2055 Fund
(Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value
Investment Companies(a)
Equity Funds — 92.7%
BlackRock Real Estate Securities Fund	169,104	$ 2,857,862
BlackRock Tactical Opportunities Fund, Class K	979,301	16,981,076
Diversified Equity Alpha Master Portfolio	$178,827,576	178,827,576
International Tilts Master Portfolio	$53,086,847	53,086,847
iShares Core MSCI Emerging Markets ETF(b)	474,611	39,316,775
iShares Core MSCI International Developed Markets ETF(b)	264,979	23,585,781
iShares MSCI Canada ETF(b)	37,271	2,148,300
iShares MSCI EAFE Small-Cap ETF(b)	93,478	7,690,435
iShares Russell 2000 ETF(b)	10,793	3,242,757
		327,737,409
Fixed-Income Funds — 3.9%
BlackRock Diversified Fixed Income Fund, Class K	598,564	5,584,598
iShares Broad USD Investment Grade Corporate Bond ETF(b)	158,393	8,123,977
		13,708,575

Security	Shares	Value
Money Market Funds — 12.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.82%(c)(d)	36,076,922	$ 36,087,745
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.62%(c)	8,275,066	8,275,066
		44,362,811
Total Investments — 109.1% (Cost: $313,930,682)		385,808,795
Liabilities in Excess of Other Assets — (9.1)%		(32,095,071)
Net Assets — 100.0%		$ 353,713,724

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended June 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/26	Shares/ Investment Value Held at 06/30/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 25,000,055	$ 11,094,148 (a)	$ —	$ (6,764)	$ 306	$ 36,087,745	36,076,922	$ 31,027 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	13,222,370	—	(4,947,304)(a)	—	—	8,275,066	8,275,066	199,229	—
BlackRock Diversified Fixed Income Fund, Class K	4,702,373	3,682,766	(2,728,427)	(34,008)	(38,106)	5,584,598	598,564	128,489	—
BlackRock Real Estate Securities Fund	2,525,050	550,891	(576,337)	(2,679)	360,937	2,857,862	169,104	4,555	—
BlackRock Tactical Opportunities Fund, Class K	15,743,458	1,142,083	(1,322,641)	34,938	1,383,238	16,981,076	979,301	—	—
Diversified Equity Alpha Master Portfolio	158,747,294	2,824,186 (a)(c)	—	10,962,452	6,293,644	178,827,576	$178,827,576	1,210,046	—
International Tilts Master Portfolio	47,716,194	789,402 (a)(c)	—	2,342,468	2,238,783	53,086,847	$53,086,847	687,825	—
iShares Broad USD Investment Grade Corporate Bond ETF	4,570,670	6,499,288	(2,914,141)	15,772	(47,612)	8,123,977	158,393	118,581	—
iShares Core MSCI Emerging Markets ETF	33,757,884	1,579,321	(3,858,190)	817,410	7,020,350	39,316,775	474,611	312,502	—
iShares Core MSCI International Developed Markets ETF	23,692,215	—	(2,020,288)	240,163	1,673,691	23,585,781	264,979	356,120	—
iShares MSCI Canada ETF	2,509,201	—	(531,974)	95,563	75,510	2,148,300	37,271	10,268	—
iShares MSCI EAFE Small-Cap ETF	7,247,349	—	—	—	443,086	7,690,435	93,478	109,360	—
iShares Russell 2000 ETF	2,656,805	—	—	—	585,952	3,242,757	10,793	12,273	—
				$ 14,465,315	$ 19,989,779	$ 385,808,795		$ 3,180,275	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

(c)	Inclusive of income and expense allocated from the Master Portfolio.
Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock LifePath® Dynamic 2055 Fund

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
TOPIX Index	12	09/10/26	$ 2,985	$ 123,911
S&P/TSE 60 Index	19	09/17/26	5,508	3,049
E-mini Russell 2000 Index	64	09/18/26	9,746	250,874
Micro E-mini S&P 500 Index	571	09/18/26	21,550	142,550
MSCI Emerging Markets Index	70	09/18/26	6,151	(120,910)
S&P 500 E-Mini Index	14	09/18/26	5,284	(53,246)
10-Year U.S. Treasury Note	108	09/21/26	11,853	65,446
				411,674
Short Contracts
Euro Stoxx 50 Index	23	09/18/26	1,670	(20,551)
MSCI EAFE Index	14	09/18/26	2,202	415
NASDAQ 100 E-Mini Index	18	09/18/26	10,988	(221,171)
Ultra U.S. Treasury Bond	17	09/21/26	1,965	(35,220)
				(276,527)
				$ 135,147
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	1,263,000	USD	869,037	Barclays Bank PLC	09/16/26	$ 4,218
USD	114,395	EUR	98,000	Deutsche Bank AG	09/16/26	2,066
USD	1,197,227	JPY	189,895,000	Goldman Sachs International	09/16/26	22,186
USD	745,086	JPY	118,744,000	Morgan Stanley & Co. International PLC	09/16/26	10,316
						38,786
AUD	14,096,539	USD	10,092,775	Morgan Stanley & Co. International PLC	09/16/26	(346,247)
CAD	6,686,734	USD	4,853,676	Barclays Bank PLC	09/16/26	(122,988)
CAD	9,435,166	USD	6,848,670	Barclays Bank PLC	09/16/26	(173,540)
JPY	4,488,160,842	USD	28,294,570	Barclays Bank PLC	09/16/26	(522,533)
JPY	188,274,000	USD	1,182,087	Goldman Sachs International	09/16/26	(17,076)
						(1,182,384)
						$ (1,143,598)
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts Unrealized appreciation on futures contracts(a)	$ —	$ —	$ 520,799	$ —	$ 65,446	$ —	$ 586,245
Forward foreign currency exchange contracts Unrealized appreciation on forward foreign currency exchange contracts	—	—	—	38,786	—	—	38,786
	$ —	$ —	$ 520,799	$ 38,786	$ 65,446	$ —	$ 625,031

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock LifePath® Dynamic 2055 Fund

Derivative Financial Instruments Categorized by Risk Exposure (continued)
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Liabilities — Derivative Financial Instruments
Futures contracts Unrealized depreciation on futures contracts(a)	$ —	$ —	$ 415,878	$ —	$ 35,220	$ —	$ 451,098
Forward foreign currency exchange contracts Unrealized depreciation on forward foreign currency exchange contracts	—	—	—	1,182,384	—	—	1,182,384
	$ —	$ —	$ 415,878	$ 1,182,384	$ 35,220	$ —	$ 1,633,482

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets
and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended June 30, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$ —	$ —	$ 4,130,330	$ —	$ (7,431)	$ —	$ 4,122,899
Forward foreign currency exchange contracts	—	—	—	(562,849)	—	—	(562,849)
	$ —	$ —	$ 4,130,330	$ (562,849)	$ (7,431)	$ —	$ 3,560,050
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$ —	$ —	$ 351,759	$ —	$ (900)	$ —	$ 350,859
Forward foreign currency exchange contracts	—	—	—	(974,020)	—	—	(974,020)
	$ —	$ —	$ 351,759	$ (974,020)	$ (900)	$ —	$ (623,161)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$52,403,545
Average notional value of contracts — short	14,235,421
Forward foreign currency exchange contracts:
Average amounts purchased — in USD	5,933,093
Average amounts sold — in USD	48,966,378
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
The Fund’s derivative assets and liabilities (by type) were as follows:
	Assets	Liabilities
Derivative Financial Instruments
Futures contracts	$ 369,142	$ 233,078
Forward foreign currency exchange contracts	38,786	1,182,384
Total derivative assets and liabilities in the Statements of Assets and Liabilities	407,928	1,415,462
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(369,142)	(233,078)
Total derivative assets and liabilities subject to an MNA	$ 38,786	$ 1,182,384
Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock LifePath® Dynamic 2055 Fund

The following table presents the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Received(b)	Cash Collateral Received(b)	Net Amount of Derivative Assets(c)(d)
Barclays Bank PLC	$ 4,218	$ (4,218)	$ —	$ —	$ —
Deutsche Bank AG	2,066	—	—	—	2,066
Goldman Sachs International	22,186	(17,076)	—	—	5,110
Morgan Stanley & Co. International PLC	10,316	(10,316)	—	—	—
	$ 38,786	$ (31,610)	$ —	$ —	$ 7,176

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Pledged(b)	Cash Collateral Pledged(b)	Net Amount of Derivative Liabilities(c)(e)
Barclays Bank PLC	$ 819,061	$ (4,218)	$ —	$ —	$ 814,843
Goldman Sachs International	17,076	(17,076)	—	—	—
Morgan Stanley & Co. International PLC	346,247	(10,316)	—	—	335,931
	$ 1,182,384	$ (31,610)	$ —	$ —	$ 1,150,774

(a)	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)	Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(c)	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(d)	Net amount represents the net amount receivable from the counterparty in the event of default.
(e)	Net amount represents the net amount payable due to the counterparty in the event of default.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$ 95,822,986	$ —	$ —	$ 95,822,986
Fixed-Income Funds	13,708,575	—	—	13,708,575
Money Market Funds	44,362,811	—	—	44,362,811
	$153,894,372	$—	$—	153,894,372
Investments Valued at NAV(a)				231,914,423
				$ 385,808,795
Derivative Financial Instruments(b)
Assets
Equity Contracts	$ 396,888	$ 123,911	$ —	$ 520,799
Foreign Currency Exchange Contracts	—	38,786	—	38,786
Interest Rate Contracts	65,446	—	—	65,446
Liabilities
Equity Contracts	(415,878)	—	—	(415,878)

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock LifePath® Dynamic 2055 Fund

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Liabilities (continued)
Foreign Currency Exchange Contracts	$ —	$ (1,182,384)	$ —	$ (1,182,384)
Interest Rate Contracts	(35,220)	—	—	(35,220)
	$11,236	$(1,019,687)	$—	$(1,008,451)

(a)
Certain investments of the Fund were fair valued using NAV as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

(b)
Derivative financial instruments are futures contracts and forward foreign currency exchange contracts. Futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.
Schedule of Investments

Schedule of Investments (unaudited)
June 30, 2026
BlackRock LifePath® Dynamic 2060 Fund
(Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value
Investment Companies(a)
Equity Funds — 94.1%
BlackRock Real Estate Securities Fund	53,966	$ 912,026
BlackRock Tactical Opportunities Fund, Class K	518,881	8,997,391
Diversified Equity Alpha Master Portfolio	$94,272,466	94,272,466
International Tilts Master Portfolio	$28,101,915	28,101,915
iShares Core MSCI Emerging Markets ETF	245,327	20,322,889
iShares Core MSCI International Developed Markets ETF(b)	148,761	13,241,217
iShares MSCI Canada ETF(b)	69,860	4,026,729
iShares MSCI EAFE Small-Cap ETF(b)	45,391	3,734,318
iShares Russell 2000 ETF(b)	6,115	1,837,252
		175,446,203
Fixed-Income Funds — 1.6%
BlackRock Diversified Fixed Income Fund, Class K	149,575	1,395,532
iShares Broad USD Investment Grade Corporate Bond ETF	29,962	1,536,751
iShares iBoxx $ Investment Grade Corporate Bond ETF	41	4,472
		2,936,755

Security	Shares	Value
Money Market Funds — 14.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.82%(c)(d)	19,664,052	$ 19,669,951
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.62%(c)	6,699,878	6,699,878
		26,369,829
Total Investments — 109.8% (Cost: $167,654,083)		204,752,787
Liabilities in Excess of Other Assets — (9.8)%		(18,270,986)
Net Assets — 100.0%		$ 186,481,801

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended June 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/26	Shares/ Investment Value Held at 06/30/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 8,676,570	$ 10,993,178 (a)	$ —	$ (1,270)	$ 1,473	$ 19,669,951	19,664,052	$ 26,738 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	10,183,727	—	(3,483,849)(a)	—	—	6,699,878	6,699,878	137,578	—
BlackRock Diversified Fixed Income Fund, Class K	1,383,565	32,656	—	—	(20,689)	1,395,532	149,575	32,646	—
BlackRock Real Estate Securities Fund	1,079,183	4,896	(290,607)	(3,908)	122,462	912,026	53,966	1,288	—
BlackRock Tactical Opportunities Fund, Class K	8,110,195	656,099	(510,118)	11,509	729,706	8,997,391	518,881	—	—
Diversified Equity Alpha Master Portfolio	82,181,433	2,869,624 (a)(c)	—	5,794,799	3,426,610	94,272,466	$94,272,466	637,121	—
International Tilts Master Portfolio	24,681,775	1,013,383 (a)(c)	—	1,226,597	1,180,160	28,101,915	$28,101,915	359,839	—
iShares Broad USD Investment Grade Corporate Bond ETF	1,551,133	—	—	—	(14,382)	1,536,751	29,962	30,196	—
iShares Core MSCI Emerging Markets ETF	16,842,374	729,738	(1,194,426)	228,870	3,716,333	20,322,889	245,327	161,533	—
iShares Core MSCI International Developed Markets ETF	12,119,446	663,359	(554,674)	64,466	948,620	13,241,217	148,761	199,928	—
iShares iBoxx $ Investment Grade Corporate Bond ETF	4,518	—	—	—	(46)	4,472	41	85	—
iShares MSCI Canada ETF	3,777,311	288,623	(310,644)	43,815	227,624	4,026,729	69,860	19,246	—
iShares MSCI EAFE Small-Cap ETF	3,519,164	—	—	—	215,154	3,734,318	45,391	53,103	—
iShares Russell 2000 ETF	1,505,268	—	—	—	331,984	1,837,252	6,115	6,954	—
				$ 7,364,878	$ 10,865,009	$ 204,752,787		$ 1,666,255	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

(c)	Inclusive of income and expense allocated from the Master Portfolio.

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock LifePath® Dynamic 2060 Fund

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
TOPIX Index	8	09/10/26	$ 1,990	$ 82,829
E-mini Russell 2000 Index	33	09/18/26	5,025	121,641
MSCI Emerging Markets Index	41	09/18/26	3,602	(70,351)
S&P 500 E-Mini Index	41	09/18/26	15,474	(120,783)
10-Year U.S. Treasury Note	55	09/21/26	6,044	43,275
				56,611
Short Contracts
Euro Stoxx 50 Index	12	09/18/26	871	(10,723)
MSCI EAFE Index	1	09/18/26	157	30
NASDAQ 100 E-Mini Index	9	09/18/26	5,494	(100,873)
				(111,566)
				$ (54,955)
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	4,669	EUR	4,000	State Street Bank and Trust Co.	09/16/26	$ 84
USD	685,083	JPY	108,664,000	Goldman Sachs International	09/16/26	12,687
USD	441,239	JPY	70,320,000	Morgan Stanley & Co. International PLC	09/16/26	6,109
						18,880
AUD	388,000	USD	270,662	Morgan Stanley & Co. International PLC	09/16/26	(2,394)
AUD	7,354,650	USD	5,265,748	Morgan Stanley & Co. International PLC	09/16/26	(180,648)
CAD	208,600	USD	151,415	Barclays Bank PLC	09/16/26	(3,837)
CAD	4,982,217	USD	3,616,731	State Street Bank and Trust Co.	09/16/26	(91,944)
JPY	86,173,000	USD	541,040	Standard Chartered Bank	09/16/26	(7,815)
JPY	2,374,848,089	USD	14,972,495	State Street Bank and Trust Co.	09/16/26	(277,306)
						(563,944)
						$ (545,064)
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts Unrealized appreciation on futures contracts(a)	$ —	$ —	$ 204,500	$ —	$ 43,275	$ —	$ 247,775
Forward foreign currency exchange contracts Unrealized appreciation on forward foreign currency exchange contracts	—	—	—	18,880	—	—	18,880
	$ —	$ —	$ 204,500	$ 18,880	$ 43,275	$ —	$ 266,655
Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock LifePath® Dynamic 2060 Fund

Derivative Financial Instruments Categorized by Risk Exposure (continued)
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Liabilities — Derivative Financial Instruments
Futures contracts Unrealized depreciation on futures contracts(a)	$ —	$ —	$ 302,730	$ —	$ —	$ —	$ 302,730
Forward foreign currency exchange contracts Unrealized depreciation on forward foreign currency exchange contracts	—	—	—	563,944	—	—	563,944
	$ —	$ —	$ 302,730	$ 563,944	$ —	$ —	$ 866,674

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets
and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended June 30, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$ —	$ —	$ 2,433,595	$ —	$ (40,302)	$ —	$ 2,393,293
Forward foreign currency exchange contracts	—	—	—	(269,225)	—	—	(269,225)
	$ —	$ —	$ 2,433,595	$ (269,225)	$ (40,302)	$ —	$ 2,124,068
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$ —	$ —	$ 87,315	$ —	$ 28,627	$ —	$ 115,942
Forward foreign currency exchange contracts	—	—	—	(436,997)	—	—	(436,997)
	$ —	$ —	$ 87,315	$ (436,997)	$ 28,627	$ —	$ (321,055)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$26,665,153
Average notional value of contracts — short	5,652,990
Forward foreign currency exchange contracts:
Average amounts purchased — in USD	3,067,212
Average amounts sold — in USD	23,539,407
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
The Fund’s derivative assets and liabilities (by type) were as follows:
	Assets	Liabilities
Derivative Financial Instruments
Futures contracts	$ 197,517	$ 116,272
Forward foreign currency exchange contracts	18,880	563,944
Total derivative assets and liabilities in the Statements of Assets and Liabilities	216,397	680,216
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(197,517)	(116,272)
Total derivative assets and liabilities subject to an MNA	$ 18,880	$ 563,944

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock LifePath® Dynamic 2060 Fund

The following table presents the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Received(b)	Cash Collateral Received(b)	Net Amount of Derivative Assets(c)(d)
Goldman Sachs International	$ 12,687	$ —	$ —	$ —	$ 12,687
Morgan Stanley & Co. International PLC	6,109	(6,109)	—	—	—
State Street Bank and Trust Co.	84	(84)	—	—	—
	$ 18,880	$ (6,193)	$ —	$ —	$ 12,687

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Pledged(b)	Cash Collateral Pledged(b)	Net Amount of Derivative Liabilities(c)(e)
Barclays Bank PLC	$ 3,837	$ —	$ —	$ —	$ 3,837
Morgan Stanley & Co. International PLC	183,042	(6,109)	—	—	176,933
Standard Chartered Bank	7,815	—	—	—	7,815
State Street Bank and Trust Co.	369,250	(84)	—	—	369,166
	$ 563,944	$ (6,193)	$ —	$ —	$ 557,751

(a)	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)	Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(c)	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(d)	Net amount represents the net amount receivable from the counterparty in the event of default.
(e)	Net amount represents the net amount payable due to the counterparty in the event of default.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$ 53,071,822	$ —	$ —	$ 53,071,822
Fixed-Income Funds	2,936,755	—	—	2,936,755
Money Market Funds	26,369,829	—	—	26,369,829
	$82,378,406	$—	$—	82,378,406
Investments Valued at NAV(a)				122,374,381
				$ 204,752,787
Derivative Financial Instruments(b)
Assets
Equity Contracts	$ 121,671	$ 82,829	$ —	$ 204,500
Foreign Currency Exchange Contracts	—	18,880	—	18,880
Interest Rate Contracts	43,275	—	—	43,275
Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock LifePath® Dynamic 2060 Fund

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Liabilities
Equity Contracts	$ (302,730)	$ —	$ —	$ (302,730)
Foreign Currency Exchange Contracts	—	(563,944)	—	(563,944)
	$(137,784)	$(462,235)	$—	$(600,019)

(a)
Certain investments of the Fund were fair valued using NAV as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

(b)
Derivative financial instruments are futures contracts and forward foreign currency exchange contracts. Futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)
June 30, 2026
BlackRock LifePath® Dynamic 2065 Fund
(Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value
Investment Companies(a)
Equity Funds — 93.0%
BlackRock Real Estate Securities Fund	31,800	$ 537,428
BlackRock Tactical Opportunities Fund, Class K	281,804	4,886,476
Diversified Equity Alpha Master Portfolio	$53,002,790	53,002,790
International Tilts Master Portfolio	$15,537,884	15,537,884
iShares Core MSCI Emerging Markets ETF	134,780	11,165,175
iShares Core MSCI International Developed Markets ETF(b)	79,875	7,109,674
iShares MSCI Canada ETF(b)	40,470	2,332,691
iShares MSCI EAFE Small-Cap ETF(b)	24,366	2,004,591
iShares Russell 2000 ETF(b)	3,273	983,373
		97,560,082
Fixed-Income Funds — 1.6%
BlackRock Diversified Fixed Income Fund, Class K	102,393	955,323
iShares Broad USD Investment Grade Corporate Bond ETF(b)	13,744	704,930
iShares iBoxx $ Investment Grade Corporate Bond ETF	5	545
		1,660,798

Security	Shares	Value
Money Market Funds — 16.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.82%(c)(d)	12,169,089	$ 12,172,740
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.62%(c)	4,865,345	4,865,345
		17,038,085
Total Investments — 110.8% (Cost: $98,486,437)		116,258,965
Liabilities in Excess of Other Assets — (10.8)%		(11,372,629)
Net Assets — 100.0%		$ 104,886,336

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended June 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/26	Shares/ Investment Value Held at 06/30/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 4,001,778	$ 8,172,161 (a)	$ —	$ (1,999)	$ 800	$ 12,172,740	12,169,089	$ 11,115 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	8,373,510	—	(3,508,165)(a)	—	—	4,865,345	4,865,345	83,710	—
BlackRock Diversified Fixed Income Fund, Class K	634,428	331,055	—	—	(10,160)	955,323	102,393	17,444	—
BlackRock Real Estate Securities Fund	281,380	191,399	—	296	64,353	537,428	31,800	1,642	—
BlackRock Tactical Opportunities Fund, Class K	3,789,217	1,098,984	(396,650)	8,949	385,976	4,886,476	281,804	—	—
Diversified Equity Alpha Master Portfolio	38,814,080	9,304,529 (a)(c)	—	3,241,919	1,642,262	53,002,790	$53,002,790	344,131	—
International Tilts Master Portfolio	11,659,018	2,725,308 (a)(c)	—	638,741	514,817	15,537,884	$15,537,884	195,246	—
iShares Broad USD Investment Grade Corporate Bond ETF	711,527	—	—	—	(6,597)	704,930	13,744	13,851	—
iShares Core MSCI Emerging Markets ETF	8,136,174	989,204	—	—	2,039,797	11,165,175	134,780	88,744	—
iShares Core MSCI International Developed Markets ETF	5,855,338	779,933	—	—	474,403	7,109,674	79,875	107,348	—
iShares iBoxx $ Investment Grade Corporate Bond ETF	551	—	—	—	(6)	545	5	10	—
iShares MSCI Canada ETF	1,901,459	435,611	(143,494)	6,125	132,990	2,332,691	40,470	11,149	—
iShares MSCI EAFE Small-Cap ETF	1,721,321	173,493	—	—	109,777	2,004,591	24,366	28,506	—
iShares Russell 2000 ETF	805,682	—	—	—	177,691	983,373	3,273	3,722	—
				$ 3,894,031	$ 5,526,103	$ 116,258,965		$ 906,618	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

(c)	Inclusive of income and expense allocated from the Master Portfolio.
Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock LifePath® Dynamic 2065 Fund

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
TOPIX Index	4	09/10/26	$ 995	$ 40,151
E-mini Russell 2000 Index	18	09/18/26	2,741	70,569
Micro E-mini S&P 500 Index	136	09/18/26	5,133	33,168
MSCI EAFE Index	4	09/18/26	629	(6,268)
MSCI Emerging Markets Index	28	09/18/26	2,460	(48,279)
S&P 500 E-Mini Index	10	09/18/26	3,774	(21,200)
10-Year U.S. Treasury Note	32	09/21/26	3,512	19,120
				87,261
Short Contracts
Euro Stoxx 50 Index	6	09/18/26	436	(5,361)
NASDAQ 100 E-Mini Index	5	09/18/26	3,052	(56,040)
				(61,401)
				$ 25,860
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	11,673	EUR	10,000	JPMorgan Chase Bank N.A.	09/16/26	$ 211
USD	330,952	JPY	52,493,000	Goldman Sachs International	09/16/26	6,133
USD	203,326	JPY	32,404,000	Morgan Stanley & Co. International PLC	09/16/26	2,815
						9,159
AUD	4,351,819	USD	3,115,838	Morgan Stanley & Co. International PLC	09/16/26	(106,935)
CAD	232,000	USD	168,401	Barclays Bank PLC	09/16/26	(4,267)
CAD	2,749,151	USD	1,995,515	Barclays Bank PLC	09/16/26	(50,563)
JPY	42,839,000	USD	269,439	Barclays Bank PLC	09/16/26	(4,358)
JPY	1,314,622,784	USD	8,287,719	Barclays Bank PLC	09/16/26	(153,039)
						(319,162)
						$ (310,003)
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts Unrealized appreciation on futures contracts(a)	$ —	$ —	$ 143,888	$ —	$ 19,120	$ —	$ 163,008
Forward foreign currency exchange contracts Unrealized appreciation on forward foreign currency exchange contracts	—	—	—	9,159	—	—	9,159
	$ —	$ —	$ 143,888	$ 9,159	$ 19,120	$ —	$ 172,167

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock LifePath® Dynamic 2065 Fund

Derivative Financial Instruments Categorized by Risk Exposure (continued)
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Liabilities — Derivative Financial Instruments
Futures contracts Unrealized depreciation on futures contracts(a)	$ —	$ —	$ 137,148	$ —	$ —	$ —	$ 137,148
Forward foreign currency exchange contracts Unrealized depreciation on forward foreign currency exchange contracts	—	—	—	319,162	—	—	319,162
	$ —	$ —	$ 137,148	$ 319,162	$ —	$ —	$ 456,310

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets
and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended June 30, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$ —	$ —	$ 759,664	$ —	$ 606,138	$ —	$ 1,365,802
Forward foreign currency exchange contracts	—	—	—	(152,275)	—	—	(152,275)
	$ —	$ —	$ 759,664	$ (152,275)	$ 606,138	$ —	$ 1,213,527
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$ —	$ —	$ 86,668	$ —	$ 19,120	$ —	$ 105,788
Forward foreign currency exchange contracts	—	—	—	(259,877)	—	—	(259,877)
	$ —	$ —	$ 86,668	$ (259,877)	$ 19,120	$ —	$ (154,089)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$15,305,996
Average notional value of contracts — short	2,939,796
Forward foreign currency exchange contracts:
Average amounts purchased — in USD	1,607,817
Average amounts sold — in USD	12,859,450
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
The Fund’s derivative assets and liabilities (by type) were as follows:
	Assets	Liabilities
Derivative Financial Instruments
Futures contracts	$ 119,735	$ 64,798
Forward foreign currency exchange contracts	9,159	319,162
Total derivative assets and liabilities in the Statements of Assets and Liabilities	128,894	383,960
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(119,735)	(64,798)
Total derivative assets and liabilities subject to an MNA	$ 9,159	$ 319,162
Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock LifePath® Dynamic 2065 Fund

The following table presents the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Received(b)	Cash Collateral Received(b)	Net Amount of Derivative Assets(c)(d)
Goldman Sachs International	$ 6,133	$ —	$ —	$ —	$ 6,133
JPMorgan Chase Bank N.A.	211	—	—	—	211
Morgan Stanley & Co. International PLC	2,815	(2,815)	—	—	—
	$ 9,159	$ (2,815)	$ —	$ —	$ 6,344

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Pledged(b)	Cash Collateral Pledged(b)	Net Amount of Derivative Liabilities(c)(e)
Barclays Bank PLC	$ 212,227	$ —	$ —	$ —	$ 212,227
Morgan Stanley & Co. International PLC	106,935	(2,815)	—	—	104,120
	$ 319,162	$ (2,815)	$ —	$ —	$ 316,347

(a)	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)	Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(c)	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(d)	Net amount represents the net amount receivable from the counterparty in the event of default.
(e)	Net amount represents the net amount payable due to the counterparty in the event of default.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$ 29,019,408	$ —	$ —	$ 29,019,408
Fixed-Income Funds	1,660,798	—	—	1,660,798
Money Market Funds	17,038,085	—	—	17,038,085
	$47,718,291	$—	$—	47,718,291
Investments Valued at NAV(a)				68,540,674
				$ 116,258,965
Derivative Financial Instruments(b)
Assets
Equity Contracts	$ 103,737	$ 40,151	$ —	$ 143,888
Foreign Currency Exchange Contracts	—	9,159	—	9,159
Interest Rate Contracts	19,120	—	—	19,120
Liabilities
Equity Contracts	(137,148)	—	—	(137,148)
Foreign Currency Exchange Contracts	—	(319,162)	—	(319,162)
	$(14,291)	$(269,852)	$—	$(284,143)

(a)
Certain investments of the Fund were fair valued using NAV as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

(b)
Derivative financial instruments are futures contracts and forward foreign currency exchange contracts. Futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)
June 30, 2026
BlackRock LifePath® Dynamic 2070 Fund
(Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value
Investment Companies(a)
Equity Funds — 91.3%
BlackRock Real Estate Securities Fund	1,352	$ 22,852
BlackRock Tactical Opportunities Fund, Class K	20,985	363,886
Diversified Equity Alpha Master Portfolio	$3,737,495	3,737,495
International Tilts Master Portfolio	$1,115,553	1,115,553
iShares Core MSCI EAFE ETF	1,593	153,852
iShares Core MSCI Emerging Markets ETF	12,192	1,009,985
iShares Core MSCI International Developed Markets ETF(b)	5,926	527,473
iShares MSCI Canada ETF(b)	3,193	184,045
iShares MSCI EAFE Small-Cap ETF(b)	1,003	82,517
iShares MSCI Eurozone ETF(b)	525	36,488
iShares Russell 2000 ETF(b)	407	122,283
		7,356,429
Fixed-Income Funds — 1.3%
BlackRock Diversified Fixed Income Fund, Class K	7,127	66,497
iShares Broad USD Investment Grade Corporate Bond ETF	743	38,108
		104,605

Security	Shares	Value
Money Market Funds — 13.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.82%(c)(d)	560,849	$ 561,018
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.62%(c)	500,077	500,077
		1,061,095
Total Investments — 105.8% (Cost: $7,188,260)		8,522,129
Liabilities in Excess of Other Assets — (5.8)%		(469,035)
Net Assets — 100.0%		$ 8,053,094

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended June 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/26	Shares/ Investment Value Held at 06/30/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 808,682	$ —	$ (247,598)(a)	$ (103)	$ 37	$ 561,018	560,849	$ 1,199 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	44,450	455,627 (a)	—	—	—	500,077	500,077	3,860	—
BlackRock Diversified Fixed Income Fund, Class K	40,674	26,997	—	—	(1,174)	66,497	7,127	1,364	—
BlackRock Real Estate Securities Fund	21,052	21,140	(23,052)	493	3,219	22,852	1,352	11	—
BlackRock Tactical Opportunities Fund, Class K	247,548	116,552	(29,075)	656	28,205	363,886	20,985	—	—
Diversified Equity Alpha Master Portfolio	3,039,988	324,801 (a)(c)	—	230,595	142,111	3,737,495	$3,737,495	24,715	—
International Tilts Master Portfolio	779,486	260,933 (a)(c)	—	44,908	30,226	1,115,553	$1,115,553	14,204	—
iShares Broad USD Investment Grade Corporate Bond ETF	38,465	—	—	—	(357)	38,108	743	749	—
iShares Core MSCI EAFE ETF	199,048	184,761	(251,727)	15,718	6,052	153,852	1,593	2,514	—
iShares Core MSCI Emerging Markets ETF	704,670	159,408	(31,365)	116	177,156	1,009,985	12,192	8,028	—
iShares Core MSCI International Developed Markets ETF	380,728	109,487	—	—	37,258	527,473	5,926	7,964	—
iShares MSCI Canada ETF	148,901	25,510	—	—	9,634	184,045	3,193	761	—
iShares MSCI EAFE Small-Cap ETF	108,542	—	(34,027)	5,278	2,724	82,517	1,003	1,173	—
iShares MSCI Eurozone ETF	—	66,862	(31,966)	645	947	36,488	525	646	—
iShares MSCI Japan ETF(d)	181,584	29,971	(220,225)	10,982	(2,312)	—	—	—	—
iShares Russell 2000 ETF	107,818	—	(7,778)	(7)	22,250	122,283	407	477	—
				$ 309,281	$ 455,976	$ 8,522,129		$ 67,665	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

(c)	Inclusive of income and expense allocated from the Master Portfolio.
(d)	As of period end, the entity is no longer held.
Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock LifePath® Dynamic 2070 Fund

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Mini TOPIX Index	3	09/10/26	$ 75	$ 3,537
E-mini Russell 2000 Index	1	09/18/26	152	3,920
Micro E-mini S&P 500 Index	19	09/18/26	717	4,390
10-Year U.S. Treasury Note	2	09/21/26	220	1,291
				$ 13,138
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	3,580	AUD	5,000	Goldman Sachs International	09/16/26	$ 123
USD	16,475	CAD	23,000	UBS AG	09/16/26	204
USD	3,502	EUR	3,000	Barclays Bank PLC	09/16/26	63
						390
AUD	29,000	USD	20,276	UBS AG	09/16/26	(225)
AUD	315,909	USD	226,184	UBS AG	09/16/26	(7,761)
CAD	18,000	USD	13,065	Barclays Bank PLC	09/16/26	(331)
CAD	208,826	USD	151,580	Barclays Bank PLC	09/16/26	(3,841)
JPY	99,332,673	USD	626,220	Barclays Bank PLC	09/16/26	(11,565)
JPY	3,241,000	USD	20,349	Goldman Sachs International	09/16/26	(294)
						(24,017)
						$ (23,627)
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts Unrealized appreciation on futures contracts(a)	$ —	$ —	$ 11,847	$ —	$ 1,291	$ —	$ 13,138
Forward foreign currency exchange contracts Unrealized appreciation on forward foreign currency exchange contracts	—	—	—	390	—	—	390
	$ —	$ —	$ 11,847	$ 390	$ 1,291	$ —	$ 13,528
Liabilities — Derivative Financial Instruments
Forward foreign currency exchange contracts Unrealized depreciation on forward foreign currency exchange contracts	$ —	$ —	$ —	$ 24,017	$ —	$ —	$ 24,017

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets
and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock LifePath® Dynamic 2070 Fund

For the period ended June 30, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$ —	$ —	$ 36,381	$ —	$ (2,125)	$ —	$ 34,256
Forward foreign currency exchange contracts	—	—	—	(14,749)	—	—	(14,749)
	$ —	$ —	$ 36,381	$ (14,749)	$ (2,125)	$ —	$ 19,507
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$ —	$ —	$ 18,690	$ —	$ 1,291	$ —	$ 19,981
Forward foreign currency exchange contracts	—	—	—	(19,172)	—	—	(19,172)
	$ —	$ —	$ 18,690	$ (19,172)	$ 1,291	$ —	$ 809
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$925,128
Average notional value of contracts — short	— (a)
Forward foreign currency exchange contracts:
Average amounts purchased — in USD	98,022
Average amounts sold — in USD	957,332

(a)	Derivative financial instrument not held at any quarter-end. The risk exposure table serves as an indicator of activity during the period.
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
The Fund’s derivative assets and liabilities (by type) were as follows:
	Assets	Liabilities
Derivative Financial Instruments
Futures contracts	$ 6,048	$ 700
Forward foreign currency exchange contracts	390	24,017
Total derivative assets and liabilities in the Statements of Assets and Liabilities	6,438	24,717
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(6,048)	(700)
Total derivative assets and liabilities subject to an MNA	$ 390	$ 24,017
The following table presents the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Received(b)	Cash Collateral Received(b)	Net Amount of Derivative Assets(c)(d)
Barclays Bank PLC	$ 63	$ (63)	$ —	$ —	$ —
Goldman Sachs International	123	(123)	—	—	—
UBS AG	204	(204)	—	—	—
	$ 390	$ (390)	$ —	$ —	$ —

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Pledged(b)	Cash Collateral Pledged(b)	Net Amount of Derivative Liabilities(c)(e)
Barclays Bank PLC	$ 15,737	$ (63)	$ —	$ —	$ 15,674
Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock LifePath® Dynamic 2070 Fund

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Pledged(b)	Cash Collateral Pledged(b)	Net Amount of Derivative Liabilities(c)(e)
Goldman Sachs International	$ 294	$ (123)	$ —	$ —	$ 171
UBS AG	7,986	(204)	—	—	7,782
	$ 24,017	$ (390)	$ —	$ —	$ 23,627

(a)	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)	Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(c)	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(d)	Net amount represents the net amount receivable from the counterparty in the event of default.
(e)	Net amount represents the net amount payable due to the counterparty in the event of default.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$ 2,503,381	$ —	$ —	$ 2,503,381
Fixed-Income Funds	104,605	—	—	104,605
Money Market Funds	1,061,095	—	—	1,061,095
	$3,669,081	$—	$—	3,669,081
Investments Valued at NAV(a)				4,853,048
				$ 8,522,129
Derivative Financial Instruments(b)
Assets
Equity Contracts	$ 8,310	$ 3,537	$ —	$ 11,847
Foreign Currency Exchange Contracts	—	390	—	390
Interest Rate Contracts	1,291	—	—	1,291
Liabilities
Foreign Currency Exchange Contracts	—	(24,017)	—	(24,017)
	$9,601	$(20,090)	$—	$(10,489)

(a)
Certain investments of the Fund were fair valued using NAV as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

(b)
Derivative financial instruments are futures contracts and forward foreign currency exchange contracts. Futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Statements of Assets and Liabilities (unaudited)
June 30, 2026

	BlackRock LifePath® Dynamic Retirement Fund	BlackRock LifePath® Dynamic 2030 Fund	BlackRock LifePath® Dynamic 2035 Fund	BlackRock LifePath® Dynamic 2040 Fund
ASSETS
Investments, at value — affiliated(a)(b)	$ 480,093,224	$ 518,172,104	$ 449,325,006	$ 586,265,242
Cash	33,343	96,130	—	—
Cash pledged for futures contracts	1,778,000	2,209,000	1,689,000	4,119,000
Foreign currency, at value(c)	5,088,205	4,040,288	3,444,895	4,610,746
Receivables:
Investments sold	—	2,008,471	1,849,628	—
Securities lending income — affiliated	1,603	1,962	2,431	3,230
Capital shares sold	544,872	1,244,501	1,551,529	1,925,441
Dividends — affiliated	828,609	569,708	434,671	437,620
From affiliate	—	—	—	1,632
Variation margin on futures contracts	404,896	595,508	—	747,830
Unrealized appreciation on forward foreign currency exchange contracts	91,274	54,895	48,393	58,699
Total assets	488,864,026	528,992,567	458,345,553	598,169,440
LIABILITIES
Bank overdraft	—	—	1,649	1,348
Collateral on securities loaned	2,969,974	2,513,001	2,841,375	6,001,030
Payables:
Investments purchased	795,360	498,013	381,436	363,476
Administration fees	48,723	53,925	27,062	64,234
Capital shares redeemed	2,183,830	2,214,649	2,720,173	2,841,761
Investment advisory fees	50,020	48,875	35,272	40,000
Trustees’ and Officer’s fees	1,184	1,150	1,079	1,266
Professional fees	11,704	11,856	10,202	11,908
Service and distribution fees	35,153	34,814	16,714	41,925
Variation margin on futures contracts	448,796	782,113	14,434	510,457
Unrealized depreciation on forward foreign currency exchange contracts	1,620,773	1,729,697	1,501,525	2,048,900
Total liabilities	8,165,517	7,888,093	7,550,921	11,926,305
Commitments and contingent liabilities
NET ASSETS	$ 480,698,509	$ 521,104,474	$ 450,794,632	$ 586,243,135
NET ASSETS CONSIST OF
Paid-in capital	$ 377,028,913	$ 430,718,814	$ 360,876,495	$ 436,308,400
Accumulated earnings	103,669,596	90,385,660	89,918,137	149,934,735
NET ASSETS	$ 480,698,509	$ 521,104,474	$ 450,794,632	$ 586,243,135
(a) Investments, at cost—affiliated	$382,056,111	$431,159,508	$375,682,706	$461,441,589
(b) Securities loaned, at value	$2,913,806	$2,459,370	$2,788,207	$5,880,637
(c) Foreign currency, at cost	$5,143,449	$4,126,474	$3,519,672	$4,711,780
Statements of Assets and Liabilities

Statements of Assets and Liabilities (unaudited) (continued)
June 30, 2026

	BlackRock LifePath® Dynamic Retirement Fund	BlackRock LifePath® Dynamic 2030 Fund	BlackRock LifePath® Dynamic 2035 Fund	BlackRock LifePath® Dynamic 2040 Fund
NET ASSET VALUE
Institutional
Net assets	$ 36,412,400	$ 50,721,451	$ 16,457,385	$ 58,309,800
Shares outstanding	3,497,437	3,253,944	881,781	2,834,110
Net asset value	$ 10.41	$ 15.59	$ 18.66	$ 20.57
Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited
Par value	No par value	No par value	No par value	No par value
Investor A
Net assets	$ 125,981,981	$ 135,227,466	$ 52,346,655	$ 164,954,865
Shares outstanding	15,371,525	9,325,230	2,831,274	9,661,347
Net asset value	$ 8.20	$ 14.50	$ 18.49	$ 17.07
Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited
Par value	No par value	No par value	No par value	No par value
Investor C
Net assets	$ 2,536,103	$ 2,300,911	$ 3,478,477	$ 3,050,952
Shares outstanding	252,485	154,356	193,535	155,316
Net asset value	$ 10.04	$ 14.91	$ 17.97	$ 19.64
Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited
Par value	No par value	No par value	No par value	No par value
Class K
Net assets	$ 301,614,870	$ 321,532,124	$ 369,157,127	$ 343,610,766
Shares outstanding	29,093,315	20,649,734	19,360,132	16,492,069
Net asset value	$ 10.37	$ 15.57	$ 19.07	$ 20.83
Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited
Par value	No par value	No par value	No par value	No par value
Class R
Net assets	$ 14,153,155	$ 11,322,522	$ 9,354,988	$ 16,316,752
Shares outstanding	1,391,389	746,252	508,226	816,297
Net asset value	$ 10.17	$ 15.17	$ 18.41	$ 19.99
Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited
Par value	No par value	No par value	No par value	No par value

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Statements of Assets and Liabilities (unaudited) (continued)
June 30, 2026

	BlackRock LifePath® Dynamic 2045 Fund	BlackRock LifePath® Dynamic 2050 Fund	BlackRock LifePath® Dynamic 2055 Fund	BlackRock LifePath® Dynamic 2060 Fund
ASSETS
Investments, at value — affiliated(a)(b)	$ 434,199,051	$ 484,157,215	$ 385,808,795	$ 204,752,787
Cash pledged for futures contracts	3,901,000	4,277,000	2,862,000	1,505,000
Foreign currency, at value(c)	3,218,976	3,458,138	2,552,099	916,560
Receivables:
Securities lending income — affiliated	3,788	7,483	5,663	4,286
Capital shares sold	864,513	861,346	916,261	380,686
Dividends — affiliated	209,421	134,471	48,592	24,357
From affiliate	3,938	5,704	5,484	—
Variation margin on futures contracts	595,508	587,422	369,142	197,517
Unrealized appreciation on forward foreign currency exchange contracts	30,337	49,078	38,786	18,880
Total assets	443,026,532	493,537,857	392,606,822	207,800,073
LIABILITIES
Bank overdraft	3,963	5,725	5,295	2,844
Collateral on securities loaned	15,436,057	37,628,139	36,096,442	19,668,267
Payables:
Investments purchased	146,041	63,450	22,234	5,556
Administration fees	25,320	43,779	22,257	9,659
Capital shares redeemed	2,306,670	1,741,438	1,273,979	920,667
Investment advisory fees	30,061	36,264	29,709	14,972
Trustees’ and Officer’s fees	1,030	1,047	922	723
Professional fees	11,796	11,808	11,698	8,775
Service and distribution fees	17,063	30,522	15,100	6,593
Variation margin on futures contracts	284,280	297,883	233,078	116,272
Unrealized depreciation on forward foreign currency exchange contracts	1,389,223	1,551,049	1,182,384	563,944
Total liabilities	19,651,504	41,411,104	38,893,098	21,318,272
Commitments and contingent liabilities
NET ASSETS	$ 423,375,028	$ 452,126,753	$ 353,713,724	$ 186,481,801
NET ASSETS CONSIST OF
Paid-in capital	$ 327,752,840	$ 328,833,370	$ 262,764,732	$ 139,888,375
Accumulated earnings	95,622,188	123,293,383	90,948,992	46,593,426
NET ASSETS	$ 423,375,028	$ 452,126,753	$ 353,713,724	$ 186,481,801
(a) Investments, at cost—affiliated	$359,128,878	$378,405,498	$313,930,682	$167,654,083
(b) Securities loaned, at value	$15,162,878	$36,876,593	$35,410,389	$19,313,435
(c) Foreign currency, at cost	$3,289,651	$3,532,641	$2,606,939	$934,328
Statements of Assets and Liabilities

Statements of Assets and Liabilities (unaudited) (continued)
June 30, 2026

	BlackRock LifePath® Dynamic 2045 Fund	BlackRock LifePath® Dynamic 2050 Fund	BlackRock LifePath® Dynamic 2055 Fund	BlackRock LifePath® Dynamic 2060 Fund
NET ASSET VALUE
Institutional
Net assets	$ 9,720,971	$ 26,887,026	$ 11,861,118	$ 10,952,033
Shares outstanding	444,064	945,532	481,122	573,753
Net asset value	$ 21.89	$ 28.44	$ 24.65	$ 19.09
Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited
Par value	No par value	No par value	No par value	No par value
Investor A
Net assets	$ 51,383,320	$ 120,661,033	$ 48,293,697	$ 16,661,383
Shares outstanding	2,368,072	4,287,659	1,983,188	879,074
Net asset value	$ 21.70	$ 28.14	$ 24.35	$ 18.95
Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited
Par value	No par value	No par value	No par value	No par value
Investor C
Net assets	$ 1,779,693	$ 1,796,912	$ 1,845,932	$ 103,041
Shares outstanding	84,648	65,880	78,262	5,475
Net asset value	$ 21.02	$ 27.28	$ 23.59	$ 18.82
Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited
Par value	No par value	No par value	No par value	No par value
Class K
Net assets	$ 346,003,348	$ 289,114,503	$ 280,707,774	$ 149,755,524
Shares outstanding	15,507,840	10,076,455	11,127,412	7,806,182
Net asset value	$ 22.31	$ 28.69	$ 25.23	$ 19.18
Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited
Par value	No par value	No par value	No par value	No par value
Class R
Net assets	$ 14,487,696	$ 13,667,279	$ 11,005,203	$ 9,009,820
Shares outstanding	673,351	491,130	455,023	476,178
Net asset value	$ 21.52	$ 27.83	$ 24.19	$ 18.92
Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited
Par value	No par value	No par value	No par value	No par value

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Statements of Assets and Liabilities (unaudited) (continued)
June 30, 2026

	BlackRock LifePath® Dynamic 2065 Fund	BlackRock LifePath® Dynamic 2070 Fund
ASSETS
Investments, at value — affiliated(a)(b)	$ 116,258,965	$ 8,522,129
Cash	57,367	8,995
Cash pledged for futures contracts	964,000	70,000
Foreign currency, at value(c)	472,457	15,038
Receivables:
Securities lending income — affiliated	2,220	165
Capital shares sold	326,980	28,281
Dividends — affiliated	17,076	1,847
From affiliate	2,758	122
Variation margin on futures contracts	119,735	6,048
Unrealized appreciation on forward foreign currency exchange contracts	9,159	390
Total assets	118,230,717	8,653,015
LIABILITIES
Collateral on securities loaned	12,175,060	561,029
Payables:
Investments purchased	3,803	265
Administration fees	4,748	426
Capital shares redeemed	750,966	4,053
Investment advisory fees	8,457	686
Trustees’ and Officer’s fees	1,005	568
Professional fees	11,529	7,920
Service and distribution fees	4,853	257
Variation margin on futures contracts	64,798	700
Unrealized depreciation on forward foreign currency exchange contracts	319,162	24,017
Total liabilities	13,344,381	599,921
Commitments and contingent liabilities
NET ASSETS	$ 104,886,336	$ 8,053,094
NET ASSETS CONSIST OF
Paid-in capital	$ 82,348,043	$ 6,586,994
Accumulated earnings	22,538,293	1,466,100
NET ASSETS	$ 104,886,336	$ 8,053,094
(a) Investments, at cost—affiliated	$98,486,437	$7,188,260
(b) Securities loaned, at value	$11,938,628	$550,477
(c) Foreign currency, at cost	$481,704	$15,140
Statements of Assets and Liabilities

Statements of Assets and Liabilities (unaudited) (continued)
June 30, 2026

	BlackRock LifePath® Dynamic 2065 Fund	BlackRock LifePath® Dynamic 2070 Fund
NET ASSET VALUE
Institutional
Net assets	$ 3,490,832	$ 140,671
Shares outstanding	202,481	10,858
Net asset value	$ 17.24	$ 12.96
Shares authorized	Unlimited	Unlimited
Par value	No par value	No par value
Investor A
Net assets	$ 17,670,804	$ 394,545
Shares outstanding	1,032,157	30,529
Net asset value	$ 17.12	$ 12.92
Shares authorized	Unlimited	Unlimited
Par value	No par value	No par value
Investor C
Net assets	$ 1,228,006	$ 127,854
Shares outstanding	72,384	10,000
Net asset value	$ 16.97	$ 12.79
Shares authorized	Unlimited	Unlimited
Par value	No par value	No par value
Class K
Net assets	$ 81,215,942	$ 7,166,545
Shares outstanding	4,694,044	552,373
Net asset value	$ 17.30	$ 12.97
Shares authorized	Unlimited	Unlimited
Par value	No par value	No par value
Class R
Net assets	$ 1,280,752	$ 223,479
Shares outstanding	74,845	17,335
Net asset value	$ 17.11	$ 12.89
Shares authorized	Unlimited	Unlimited
Par value	No par value	No par value
See notes to financial statements.

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Statements of Operations (unaudited)
Six Months Ended June 30, 2026

	BlackRock LifePath® Dynamic Retirement Fund	BlackRock LifePath® Dynamic 2030 Fund	BlackRock LifePath® Dynamic 2035 Fund	BlackRock LifePath® Dynamic 2040 Fund
INVESTMENT INCOME
Dividends — affiliated	$6,325,797	$5,299,711	$3,703,260	$3,908,907
Interest — unaffiliated	49,933	47,001	41,415	69,949
Securities lending income — affiliated — net	11,750	17,869	18,681	26,594
Net investment income allocated from the applicable affiliated Underlying Master Portfolio
Dividends — affiliated	1,430,972	2,007,876	2,039,204	2,904,662
Interest — affiliated	112,418	155,203	155,950	213,583
Expenses	(468,635)	(648,761)	(654,050)	(901,168)
Fees waived	311,416	428,015	428,314	578,505
Total investment income	7,773,651	7,306,914	5,732,774	6,801,032
EXPENSES
Investment advisory	735,166	789,183	671,393	852,244
Administration — class specific	316,905	346,930	181,090	397,094
Service and distribution — class specific	202,834	204,616	99,571	248,863
Professional	11,720	11,903	11,882	11,946
Trustees and Officer	6,498	6,579	6,288	6,775
Miscellaneous	3,634	2,134	3,633	2,136
Total expenses	1,276,757	1,361,345	973,857	1,519,058
Less fees waived and/or reimbursed by the Administrator/Manager	(448,373)	(509,102)	(478,306)	(637,729)
Total expenses after fees waived and/or reimbursed	828,384	852,243	495,551	881,329
Net investment income	6,945,267	6,454,671	5,237,223	5,919,703
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — affiliated	971,676	2,384,228	1,376,981	1,387,966
Forward foreign currency exchange contracts	(953,641)	(737,747)	(599,527)	(832,319)
Foreign currency transactions	(50,264)	(56,512)	(47,319)	(57,392)
Futures contracts	1,711,359	422,667	982,106	3,947,063
Payment by affiliate	—	—	1,611	1,632
Net realized gain (loss) from investments, futures contracts, forward foreign currency exchange contracts and foreign currency transactions allocated from the applicable affiliated Underlying Master Portfolio	9,020,108	12,797,655	12,890,502	17,903,948
	10,699,238	14,810,291	14,604,354	22,350,898
Net change in unrealized appreciation (depreciation) on:
Investments — affiliated	4,110,883	6,468,243	8,507,597	13,324,140
Forward foreign currency exchange contracts	(1,258,213)	(1,456,711)	(1,248,081)	(1,818,455)
Foreign currency translations	(20,923)	(86,175)	(75,378)	(103,915)
Futures contracts	(644,023)	(246,407)	(143,327)	31,813
Net change in unrealized appreciation (depreciation) from investments, futures contracts, forward foreign currency exchange contracts and foreign currency translations allocated from the applicable affiliated Underlying Master Portfolio	7,131,054	9,398,323	9,959,614	13,146,098
	9,318,778	14,077,273	17,000,425	24,579,681
Net realized and unrealized gain	20,018,016	28,887,564	31,604,779	46,930,579
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$26,963,283	$35,342,235	$36,842,002	$52,850,282
See notes to financial statements.
Statements of Operations

Statements of Operations (unaudited) (continued)
Six Months Ended June 30, 2026

	BlackRock LifePath® Dynamic 2045 Fund	BlackRock LifePath® Dynamic 2050 Fund	BlackRock LifePath® Dynamic 2055 Fund	BlackRock LifePath® Dynamic 2060 Fund
INVESTMENT INCOME
Dividends — affiliated	$2,326,336	$1,973,770	$1,251,377	$642,557
Interest — unaffiliated	67,447	74,635	47,517	24,516
Securities lending income — affiliated — net	27,740	48,608	31,027	26,738
Net investment income allocated from the applicable affiliated Underlying Master Portfolio
Dividends — affiliated	2,133,678	2,416,667	1,956,579	1,027,671
Interest — affiliated	159,680	186,678	154,584	81,080
Expenses	(670,990)	(779,776)	(642,394)	(337,194)
Fees waived	436,376	514,280	429,102	225,403
Total investment income	4,480,267	4,434,862	3,227,792	1,690,771
EXPENSES
Investment advisory	603,430	644,699	494,959	260,212
Administration — class specific	166,115	270,674	145,646	73,135
Service and distribution — class specific	100,507	178,210	87,278	38,613
Professional	11,850	11,871	11,762	11,654
Trustees and Officer	6,112	6,203	5,812	5,229
Miscellaneous	3,636	3,635	3,657	1,134
Total expenses	891,650	1,115,292	749,114	389,977
Less fees waived and/or reimbursed by the Administrator/Manager	(447,869)	(455,469)	(343,542)	(190,981)
Total expenses after fees waived and/or reimbursed	443,781	659,823	405,572	198,996
Net investment income	4,036,486	3,775,039	2,822,220	1,491,775
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — affiliated	938,276	2,039,843	1,160,395	343,482
Forward foreign currency exchange contracts	(632,240)	(750,208)	(562,849)	(269,225)
Foreign currency transactions	(39,569)	(43,891)	(33,614)	(18,098)
Futures contracts	4,991,607	5,391,397	4,122,899	2,393,293
Payment by affiliate	3,938	5,704	5,484	2,831
Net realized gain (loss) from investments, futures contracts, forward foreign currency exchange contracts and foreign currency transactions allocated from the applicable affiliated Underlying Master Portfolio	13,671,829	15,803,959	13,304,920	7,021,396
	18,933,841	22,446,804	17,997,235	9,473,679
Net change in unrealized appreciation (depreciation) on:
Investments — affiliated	11,682,727	13,549,502	11,457,352	6,258,239
Forward foreign currency exchange contracts	(1,204,019)	(1,320,195)	(974,020)	(436,997)
Foreign currency translations	(72,955)	(76,978)	(56,013)	(15,845)
Futures contracts	205,659	566,367	350,859	115,942
Net change in unrealized appreciation (depreciation) from investments, futures contracts, forward foreign currency exchange contracts and foreign currency translations allocated from the applicable affiliated Underlying Master Portfolio	9,440,414	10,799,932	8,532,427	4,606,770
	20,051,826	23,518,628	19,310,605	10,528,109
Net realized and unrealized gain	38,985,667	45,965,432	37,307,840	20,001,788
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$43,022,153	$49,740,471	$40,130,060	$21,493,563
See notes to financial statements.

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Statements of Operations (unaudited) (continued)
Six Months Ended June 30, 2026

	BlackRock LifePath® Dynamic 2065 Fund	BlackRock LifePath® Dynamic 2070 Fund
INVESTMENT INCOME
Dividends — affiliated	$356,126	$27,547
Interest — unaffiliated	13,410	665
Securities lending income — affiliated — net	11,115	1,199
Net investment income allocated from the applicable affiliated Underlying Master Portfolio
Dividends — affiliated	555,330	40,069
Interest — affiliated	43,381	3,095
Expenses	(180,005)	(12,916)
Fees waived	120,671	8,671
Total investment income	920,028	68,330
EXPENSES
Investment advisory	139,048	10,288
Administration — class specific	44,640	2,181
Service and distribution — class specific	28,228	1,343
Professional	11,563	11,456
Trustees and Officer	4,966	4,643
Miscellaneous	345	58
Total expenses	228,790	29,969
Less fees waived and/or reimbursed by the Administrator/Manager	(109,002)	(22,992)
Total expenses after fees waived and/or reimbursed	119,788	6,977
Net investment income	800,240	61,353
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — affiliated	13,371	33,778
Forward foreign currency exchange contracts	(152,275)	(14,749)
Foreign currency transactions	(8,733)	(87)
Futures contracts	1,365,802	34,256
Payment by affiliate	2,758	122
Net realized gain (loss) from investments, futures contracts, forward foreign currency exchange contracts and foreign currency transactions allocated from the applicable affiliated Underlying Master Portfolio	3,880,660	275,503
	5,101,583	328,823
Net change in unrealized appreciation (depreciation) on:
Investments — affiliated	3,369,024	283,639
Forward foreign currency exchange contracts	(259,877)	(19,172)
Foreign currency translations	(8,443)	(34)
Futures contracts	105,788	19,981
Net change in unrealized appreciation (depreciation) from investments, futures contracts, forward foreign currency exchange contracts and foreign currency translations allocated from the applicable affiliated Underlying Master Portfolio	2,157,079	172,337
	5,363,571	456,751
Net realized and unrealized gain	10,465,154	785,574
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$11,265,394	$846,927
See notes to financial statements.
Statements of Operations

Statements of Changes in Net Assets

	BlackRock LifePath® Dynamic Retirement Fund		BlackRock LifePath® Dynamic 2030 Fund
	Six Months Ended 06/30/26 (unaudited)	Year Ended 12/31/25	Six Months Ended 06/30/26 (unaudited)	Year Ended 12/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$6,945,267	$13,122,114	$6,454,671	$12,849,875
Net realized gain	10,699,238	9,261,990	14,810,291	9,718,890
Net change in unrealized appreciation (depreciation)	9,318,778	30,778,831	14,077,273	39,770,541
Net increase in net assets resulting from operations	26,963,283	53,162,935	35,342,235	62,339,306
DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	—	(1,699,556)	—	(1,957,788)
Investor A	—	(7,259,774)	—	(5,514,691)
Investor C	—	(86,990)	—	(67,175)
Class K	—	(15,710,786)	—	(14,061,568)
Class R	—	(565,968)	—	(402,084)
Decrease in net assets resulting from distributions to shareholders	—	(25,323,074)	—	(22,003,306)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(48,616,478)	51,801,419	(54,141,897)	104,647,241
NET ASSETS
Total increase (decrease) in net assets	(21,653,195)	79,641,280	(18,799,662)	144,983,241
Beginning of period	502,351,704	422,710,424	539,904,136	394,920,895
End of period	$480,698,509	$502,351,704	$521,104,474	$539,904,136

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Statements of Changes in Net Assets (continued)

	BlackRock LifePath® Dynamic 2035 Fund		BlackRock LifePath® Dynamic 2040 Fund
	Six Months Ended 06/30/26 (unaudited)	Year Ended 12/31/25	Six Months Ended 06/30/26 (unaudited)	Year Ended 12/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$5,237,223	$10,234,301	$5,919,703	$11,886,303
Net realized gain	14,604,354	6,778,241	22,350,898	21,528,746
Net change in unrealized appreciation (depreciation)	17,000,425	39,067,084	24,579,681	44,732,182
Net increase in net assets resulting from operations	36,842,002	56,079,626	52,850,282	78,147,231
DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	—	(528,876)	—	(3,115,436)
Investor A	—	(1,650,042)	—	(10,541,319)
Investor C	—	(104,307)	—	(150,658)
Class K	—	(15,167,622)	—	(19,983,648)
Class R	—	(309,801)	—	(830,373)
Decrease in net assets resulting from distributions to shareholders	—	(17,760,648)	—	(34,621,434)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(44,707,718)	130,912,503	(28,140,107)	111,078,555
NET ASSETS
Total increase (decrease) in net assets	(7,865,716)	169,231,481	24,710,175	154,604,352
Beginning of period	458,660,348	289,428,867	561,532,960	406,928,608
End of period	$450,794,632	$458,660,348	$586,243,135	$561,532,960

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
Statements of Changes in Net Assets

Statements of Changes in Net Assets (continued)

	BlackRock LifePath® Dynamic 2045 Fund		BlackRock LifePath® Dynamic 2050 Fund
	Six Months Ended 06/30/26 (unaudited)	Year Ended 12/31/25	Six Months Ended 06/30/26 (unaudited)	Year Ended 12/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$4,036,486	$7,812,366	$3,775,039	$7,934,590
Net realized gain	18,933,841	12,539,174	22,446,804	17,271,044
Net change in unrealized appreciation (depreciation)	20,051,826	35,367,355	23,518,628	42,284,693
Net increase in net assets resulting from operations	43,022,153	55,718,895	49,740,471	67,490,327
DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	—	(452,836)	—	(1,336,486)
Investor A	—	(2,427,112)	—	(6,189,683)
Investor C	—	(77,180)	—	(82,701)
Class K	—	(17,903,993)	—	(16,978,702)
Class R	—	(646,291)	—	(626,635)
Decrease in net assets resulting from distributions to shareholders	—	(21,507,412)	—	(25,214,207)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(10,451,146)	120,176,374	(23,021,348)	104,414,771
NET ASSETS
Total increase in net assets	32,571,007	154,387,857	26,719,123	146,690,891
Beginning of period	390,804,021	236,416,164	425,407,630	278,716,739
End of period	$423,375,028	$390,804,021	$452,126,753	$425,407,630

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Statements of Changes in Net Assets (continued)

	BlackRock LifePath® Dynamic 2055 Fund		BlackRock LifePath® Dynamic 2060 Fund
	Six Months Ended 06/30/26 (unaudited)	Year Ended 12/31/25	Six Months Ended 06/30/26 (unaudited)	Year Ended 12/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$2,822,220	$5,708,349	$1,491,775	$2,773,185
Net realized gain	17,997,235	9,600,439	9,473,679	1,894,248
Net change in unrealized appreciation (depreciation)	19,310,605	36,529,333	10,528,109	20,989,633
Net increase in net assets resulting from operations	40,130,060	51,838,121	21,493,563	25,657,066
DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	—	(487,276)	—	(277,704)
Investor A	—	(2,056,263)	—	(410,688)
Investor C	—	(68,000)	—	(2,664)
Class K	—	(13,459,455)	—	(4,876,791)
Class R	—	(397,444)	—	(212,172)
Decrease in net assets resulting from distributions to shareholders	—	(16,468,438)	—	(5,780,019)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(5,765,092)	88,480,094	(2,920,949)	66,649,175
NET ASSETS
Total increase in net assets	34,364,968	123,849,777	18,572,614	86,526,222
Beginning of period	319,348,756	195,498,979	167,909,187	81,382,965
End of period	$353,713,724	$319,348,756	$186,481,801	$167,909,187

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
Statements of Changes in Net Assets

Statements of Changes in Net Assets (continued)

	BlackRock LifePath® Dynamic 2065 Fund		BlackRock LifePath® Dynamic 2070 Fund
	Six Months Ended 06/30/26 (unaudited)	Year Ended 12/31/25	Six Months Ended 06/30/26 (unaudited)	Year Ended 12/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$800,240	$1,240,171	$61,353	$100,120
Net realized gain (loss)	5,101,583	77,560	328,823	(135,087)
Net change in unrealized appreciation (depreciation)	5,363,571	10,304,497	456,751	883,758
Net increase in net assets resulting from operations	11,265,394	11,622,228	846,927	848,791
DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	—	(61,569)	—	(3,388)
Investor A	—	(354,650)	—	(3,926)
Investor C	—	(17,361)	—	(3,176)
Class K	—	(1,724,267)	—	(138,096)
Class R	—	(18,359)	—	(3,176)
Decrease in net assets resulting from distributions to shareholders	—	(2,176,206)	—	(151,762)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	10,111,430	40,477,611	1,129,489	1,457,505
NET ASSETS
Total increase in net assets	21,376,824	49,923,633	1,976,416	2,154,534
Beginning of period	83,509,512	33,585,879	6,076,678	3,922,144
End of period	$104,886,336	$83,509,512	$8,053,094	$6,076,678

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Financial Highlights
(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic Retirement Fund
	Institutional
	Six Months Ended 06/30/26 (unaudited)	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21

Net asset value, beginning of period	$9.87	$9.24	$9.49	$9.17	$10.89	$11.68
Net investment income(a)	0.14	0.26	0.36	0.33	0.20	0.16
Net realized and unrealized gain (loss)	0.40	0.85	0.42	0.78	(1.81)	0.63
Net increase (decrease) from investment operations	0.54	1.11	0.78	1.11	(1.61)	0.79
Distributions(b)
From net investment income	—	(0.24)	(0.46)	(0.36)	(0.01)	(0.43)
From net realized gain	—	(0.24)	(0.57)	(0.43)	(0.04)	(1.15)
Return of capital	—	—	—	—	(0.06)	—
Total distributions	—	(0.48)	(1.03)	(0.79)	(0.11)	(1.58)
Net asset value, end of period	$10.41	$9.87	$9.24	$9.49	$9.17	$10.89
Total Return(c)
Based on net asset value	5.47%(d)	12.01%	8.40%	12.27%	(14.85)%	6.88%
Ratios to Average Net Assets(e)
Total expenses	0.66%(f)	0.65%	0.71%(g)	0.70%	0.72%	0.77%
Total expenses after fees waived and/or reimbursed	0.48%(f)	0.47%	0.44%(g)	0.46%	0.51%	0.55%
Net investment income	2.76%(f)	2.70%	3.77%	3.40%	2.03%	1.34%
Supplemental Data
Net assets, end of period (000)	$36,412	$36,261	$36,706	$34,048	$36,438	$49,943
Portfolio turnover rate(h)	3%	17%	23%	53%	7%	2%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Includes non-recurring expenses of reorganization costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 0.65% and 0.39%, respectively.
(h)	Includes the purchases and sales share of the underlying funds and the Underlying Master Portfolios.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic Retirement Fund (continued)
	Investor A
	Six Months Ended 06/30/26 (unaudited)	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21

Net asset value, beginning of period	$7.78	$7.38	$7.78	$7.65	$9.12	$10.03
Net investment income(a)	0.10	0.19	0.28	0.25	0.14	0.11
Net realized and unrealized gain (loss)	0.32	0.68	0.34	0.66	(1.51)	0.54
Net increase (decrease) from investment operations	0.42	0.87	0.62	0.91	(1.37)	0.65
Distributions(b)
From net investment income	—	(0.23)	(0.45)	(0.35)	(0.01)	(0.40)
From net realized gain	—	(0.24)	(0.57)	(0.43)	(0.04)	(1.16)
Return of capital	—	—	—	—	(0.05)	—
Total distributions	—	(0.47)	(1.02)	(0.78)	(0.10)	(1.56)
Net asset value, end of period	$8.20	$7.78	$7.38	$7.78	$7.65	$9.12
Total Return(c)
Based on net asset value	5.40%(d)	11.74%	8.12%	12.00%	(15.08)%	6.61%
Ratios to Average Net Assets(e)
Total expenses	0.91%(f)	0.90%	0.96%(g)	0.95%	0.97%	1.02%
Total expenses after fees waived and/or reimbursed	0.73%(f)	0.72%	0.69%(g)	0.71%	0.76%	0.80%
Net investment income	2.51%(f)	2.47%	3.53%	3.15%	1.77%	1.09%
Supplemental Data
Net assets, end of period (000)	$125,982	$127,301	$120,783	$111,979	$116,173	$164,481
Portfolio turnover rate(h)	3%	17%	23%	53%	7%	2%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Includes non-recurring expenses of reorganization costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 0.90% and 0.64%,respectively.
(h)	Includes the purchases and sales share of the underlying funds and the Underlying Master Portfolios.
See notes to financial statements.

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic Retirement Fund (continued)
	Investor C
	Six Months Ended 06/30/26 (unaudited)	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21

Net asset value, beginning of period	$9.57	$8.97	$9.25	$8.95	$10.69	$11.50
Net investment income(a)	0.09	0.16	0.28	0.22	0.10	0.04
Net realized and unrealized gain (loss)	0.38	0.82	0.39	0.78	(1.78)	0.63
Net increase (decrease) from investment operations	0.47	0.98	0.67	1.00	(1.68)	0.67
Distributions(b)
From net investment income	—	(0.14)	(0.38)	(0.27)	—	(0.33)
From net realized gain	—	(0.24)	(0.57)	(0.43)	(0.04)	(1.15)
Return of capital	—	—	—	—	(0.02)	—
Total distributions	—	(0.38)	(0.95)	(0.70)	(0.06)	(1.48)
Net asset value, end of period	$10.04	$9.57	$8.97	$9.25	$8.95	$10.69
Total Return(c)
Based on net asset value	4.91%(d)	10.88%	7.33%	11.22%	(15.75)%	5.83%
Ratios to Average Net Assets(e)
Total expenses	1.66%(f)	1.65%	1.71%(g)	1.70%	1.72%	1.77%
Total expenses after fees waived and/or reimbursed	1.48%(f)	1.47%	1.46%(g)	1.46%	1.51%	1.55%
Net investment income	1.77%(f)	1.69%	2.97%	2.35%	1.02%	0.35%
Supplemental Data
Net assets, end of period (000)	$2,536	$2,350	$2,575	$1,330	$1,585	$2,249
Portfolio turnover rate(h)	3%	17%	23%	53%	7%	2%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Includes non-recurring expenses of reorganization costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 1.65% and 1.40%, respectively.
(h)	Includes the purchases and sales share of the underlying funds and the Underlying Master Portfolios.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic Retirement Fund (continued)
	Class K
	Six Months Ended 06/30/26 (unaudited)	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21

Net asset value, beginning of period	$9.82	$9.20	$9.45	$9.13	$10.83	$11.63
Net investment income(a)	0.15	0.29	0.42	0.36	0.21	0.19
Net realized and unrealized gain (loss)	0.40	0.84	0.39	0.78	(1.79)	0.63
Net increase (decrease) from investment operations	0.55	1.13	0.81	1.14	(1.58)	0.82
Distributions(b)
From net investment income	—	(0.27)	(0.49)	(0.39)	(0.02)	(0.47)
From net realized gain	—	(0.24)	(0.57)	(0.43)	(0.04)	(1.15)
Return of capital	—	—	—	—	(0.06)	—
Total distributions	—	(0.51)	(1.06)	(0.82)	(0.12)	(1.62)
Net asset value, end of period	$10.37	$9.82	$9.20	$9.45	$9.13	$10.83
Total Return(c)
Based on net asset value	5.60%(d)	12.24%	8.71%	12.61%	(14.64)%	7.11%
Ratios to Average Net Assets(e)
Total expenses	0.41%(f)	0.40%	0.45%(g)	0.45%	0.47%	0.52%
Total expenses after fees waived and/or reimbursed	0.23%(f)	0.22%	0.21%(g)	0.21%	0.26%	0.30%
Net investment income	3.00%(f)	3.03%	4.38%	3.78%	2.17%	1.61%
Supplemental Data
Net assets, end of period (000)	$301,615	$323,825	$250,200	$59,644	$43,138	$78,916
Portfolio turnover rate(h)	3%	17%	23%	53%	7%	2%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Includes non-recurring expenses of reorganization costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 0.40% and 0.16%, respectively.
(h)	Includes the purchases and sales share of the underlying funds and the Underlying Master Portfolios.
See notes to financial statements.

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic Retirement Fund (continued)
	Class R
	Six Months Ended 06/30/26 (unaudited)	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21

Net asset value, beginning of period	$9.67	$9.06	$9.32	$9.02	$10.74	$11.54
Net investment income(a)	0.11	0.21	0.34	0.28	0.16	0.11
Net realized and unrealized gain (loss)	0.39	0.83	0.39	0.77	(1.79)	0.62
Net increase (decrease) from investment operations	0.50	1.04	0.73	1.05	(1.63)	0.73
Distributions(b)
From net investment income	—	(0.19)	(0.42)	(0.32)	—	(0.38)
From net realized gain	—	(0.24)	(0.57)	(0.43)	(0.04)	(1.15)
Return of capital	—	—	—	—	(0.05)	—
Total distributions	—	(0.43)	(0.99)	(0.75)	(0.09)	(1.53)
Net asset value, end of period	$10.17	$9.67	$9.06	$9.32	$9.02	$10.74
Total Return(c)
Based on net asset value	5.17%(d)	11.51%	8.00%	11.76%	(15.25)%	6.41%
Ratios to Average Net Assets(e)
Total expenses	1.11%(f)	1.10%	1.16%(g)	1.15%	1.17%	1.22%
Total expenses after fees waived and/or reimbursed	0.93%(f)	0.92%	0.91%(g)	0.91%	0.95%	1.00%
Net investment income	2.32%(f)	2.25%	3.58%	2.99%	1.66%	0.91%
Supplemental Data
Net assets, end of period (000)	$14,153	$12,615	$12,446	$5,540	$5,292	$6,183
Portfolio turnover rate(h)	3%	17%	23%	53%	7%	2%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Includes non-recurring expenses of reorganization costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 1.10% and 0.85%,respectively.
(h)	Includes the purchases and sales share of the underlying funds and the Underlying Master Portfolios.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic 2030 Fund
	Institutional
	Six Months Ended 06/30/26 (unaudited)	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21

Net asset value, beginning of period	$14.60	$13.38	$13.00	$11.64	$14.10	$14.80
Net investment income(a)	0.18	0.36	0.44	0.39	0.23	0.19
Net realized and unrealized gain (loss)	0.81	1.46	0.90	1.38	(2.46)	1.48
Net increase (decrease) from investment operations	0.99	1.82	1.34	1.77	(2.23)	1.67
Distributions(b)
From net investment income	—	(0.34)	(0.70)	(0.41)	(0.10)	(0.75)
From net realized gain	—	(0.26)	(0.26)	—	(0.06)	(1.62)
Return of capital	—	—	—	—	(0.07)	—
Total distributions	—	(0.60)	(0.96)	(0.41)	(0.23)	(2.37)
Net asset value, end of period	$15.59	$14.60	$13.38	$13.00	$11.64	$14.10
Total Return(c)
Based on net asset value	6.78%(d)	13.60%	10.28%	15.38%	(15.83)%	11.46%
Ratios to Average Net Assets(e)
Total expenses	0.68%(f)	0.68%	0.68%	0.71%	0.74%	0.79%
Total expenses after fees waived and/or reimbursed	0.49%(f)	0.48%	0.46%	0.46%	0.49%	0.53%
Net investment income	2.38%(f)	2.57%	3.19%	3.16%	1.88%	1.25%
Supplemental Data
Net assets, end of period (000)	$50,721	$49,245	$46,932	$45,102	$40,746	$55,606
Portfolio turnover rate(g)	4%	19%	21%	33%	11%	5%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Includes the purchases and sales share of the underlying funds and the Underlying Master Portfolios.
See notes to financial statements.

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic 2030 Fund (continued)
	Investor A
	Six Months Ended 06/30/26 (unaudited)	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21

Net asset value, beginning of period	$13.60	$12.51	$12.20	$10.96	$13.30	$14.09
Net investment income(a)	0.15	0.31	0.38	0.33	0.19	0.15
Net realized and unrealized gain (loss)	0.75	1.35	0.85	1.29	(2.31)	1.40
Net increase (decrease) from investment operations	0.90	1.66	1.23	1.62	(2.12)	1.55
Distributions(b)
From net investment income	—	(0.31)	(0.66)	(0.38)	(0.09)	(0.72)
From net realized gain	—	(0.26)	(0.26)	—	(0.06)	(1.62)
Return of capital	—	—	—	—	(0.07)	—
Total distributions	—	(0.57)	(0.92)	(0.38)	(0.22)	(2.34)
Net asset value, end of period	$14.50	$13.60	$12.51	$12.20	$10.96	$13.30
Total Return(c)
Based on net asset value	6.62%(d)	13.27%	10.11%	14.97%	(15.98)%	11.13%
Ratios to Average Net Assets(e)
Total expenses	0.93%(f)	0.93%	0.93%	0.96%	0.99%	1.04%
Total expenses after fees waived and/or reimbursed	0.74%(f)	0.73%	0.71%	0.71%	0.74%	0.78%
Net investment income	2.13%(f)	2.33%	2.94%	2.88%	1.64%	1.00%
Supplemental Data
Net assets, end of period (000)	$135,227	$134,117	$130,356	$132,514	$133,740	$172,296
Portfolio turnover rate(g)	4%	19%	21%	33%	11%	5%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Includes the purchases and sales share of the underlying funds and the Underlying Master Portfolios.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic 2030 Fund (continued)
	Investor C
	Six Months Ended 06/30/26 (unaudited)	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21

Net asset value, beginning of period	$14.04	$12.89	$12.55	$11.26	$13.71	$14.47
Net investment income(a)	0.10	0.22	0.29	0.25	0.11	0.04
Net realized and unrealized gain (loss)	0.77	1.39	0.87	1.33	(2.38)	1.43
Net increase (decrease) from investment operations	0.87	1.61	1.16	1.58	(2.27)	1.47
Distributions(b)
From net investment income	—	(0.20)	(0.56)	(0.29)	(0.05)	(0.61)
From net realized gain	—	(0.26)	(0.26)	—	(0.06)	(1.62)
Return of capital	—	—	—	—	(0.07)	—
Total distributions	—	(0.46)	(0.82)	(0.29)	(0.18)	(2.23)
Net asset value, end of period	$14.91	$14.04	$12.89	$12.55	$11.26	$13.71
Total Return(c)
Based on net asset value	6.20%(d)	12.51%	9.27%	14.10%	(16.62)%	10.29%
Ratios to Average Net Assets(e)
Total expenses	1.68%(f)	1.68%	1.68%	1.71%	1.74%	1.79%
Total expenses after fees waived and/or reimbursed	1.49%(f)	1.48%	1.46%	1.46%	1.49%	1.53%
Net investment income	1.39%(f)	1.60%	2.20%	2.07%	0.91%	0.23%
Supplemental Data
Net assets, end of period (000)	$2,301	$2,094	$2,006	$1,972	$2,359	$2,698
Portfolio turnover rate(g)	4%	19%	21%	33%	11%	5%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Includes the purchases and sales share of the underlying funds and the Underlying Master Portfolios.
See notes to financial statements.

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic 2030 Fund (continued)
	Class K
	Six Months Ended 06/30/26 (unaudited)	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21

Net asset value, beginning of period	$14.57	$13.35	$12.97	$11.62	$14.06	$14.77
Net investment income(a)	0.20	0.41	0.49	0.43	0.25	0.24
Net realized and unrealized gain (loss)	0.80	1.45	0.88	1.36	(2.44)	1.46
Net increase (decrease) from investment operations	1.00	1.86	1.37	1.79	(2.19)	1.70
Distributions(b)
From net investment income	—	(0.38)	(0.73)	(0.44)	(0.12)	(0.79)
From net realized gain	—	(0.26)	(0.26)	—	(0.06)	(1.62)
Return of capital	—	—	—	—	(0.07)	—
Total distributions	—	(0.64)	(0.99)	(0.44)	(0.25)	(2.41)
Net asset value, end of period	$15.57	$14.57	$13.35	$12.97	$11.62	$14.06
Total Return(c)
Based on net asset value	6.86%(d)	13.92%	10.58%	15.61%	(15.63)%	11.70%
Ratios to Average Net Assets(e)
Total expenses	0.43%(f)	0.43%	0.43%	0.46%	0.49%	0.54%
Total expenses after fees waived and/or reimbursed	0.24%(f)	0.23%	0.22%	0.21%	0.24%	0.28%
Net investment income	2.62%(f)	2.89%	3.55%	3.46%	2.08%	1.54%
Supplemental Data
Net assets, end of period (000)	$321,532	$343,832	$206,809	$90,777	$70,367	$100,750
Portfolio turnover rate(g)	4%	19%	21%	33%	11%	5%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Includes the purchases and sales share of the underlying funds and the Underlying Master Portfolios.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic 2030 Fund (continued)
	Class R
	Six Months Ended 06/30/26 (unaudited)	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21

Net asset value, beginning of period	$14.25	$13.07	$12.73	$11.41	$13.86	$14.59
Net investment income(a)	0.14	0.30	0.38	0.33	0.18	0.13
Net realized and unrealized gain (loss)	0.78	1.42	0.86	1.35	(2.42)	1.45
Net increase (decrease) from investment operations	0.92	1.72	1.24	1.68	(2.24)	1.58
Distributions(b)
From net investment income	—	(0.28)	(0.64)	(0.36)	(0.08)	(0.69)
From net realized gain	—	(0.26)	(0.26)	—	(0.06)	(1.62)
Return of capital	—	—	—	—	(0.07)	—
Total distributions	—	(0.54)	(0.90)	(0.36)	(0.21)	(2.31)
Net asset value, end of period	$15.17	$14.25	$13.07	$12.73	$11.41	$13.86
Total Return(c)
Based on net asset value	6.46%(d)	13.17%	9.78%	14.85%	(16.21)%	10.93%
Ratios to Average Net Assets(e)
Total expenses	1.13%(f)	1.13%	1.13%	1.16%	1.19%	1.24%
Total expenses after fees waived and/or reimbursed	0.94%(f)	0.93%	0.91%	0.91%	0.94%	0.98%
Net investment income	1.93%(f)	2.14%	2.78%	2.75%	1.50%	0.84%
Supplemental Data
Net assets, end of period (000)	$11,323	$10,616	$8,819	$6,778	$5,157	$5,389
Portfolio turnover rate(g)	4%	19%	21%	33%	11%	5%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Includes the purchases and sales share of the underlying funds and the Underlying Master Portfolios.
See notes to financial statements.

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic 2035 Fund
	Institutional
	Six Months Ended 06/30/26 (unaudited)	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21

Net asset value, beginning of period	$17.26	$15.57	$14.97	$13.19	$16.13	$15.92
Net investment income(a)	0.19	0.41	0.47	0.43	0.25	0.20
Net realized and unrealized gain (loss)	1.21	1.97	1.30	1.83	(2.91)	1.97
Net increase (decrease) from investment operations	1.40	2.38	1.77	2.26	(2.66)	2.17
Distributions(b)
From net investment income	—	(0.27)	(0.70)	(0.48)	(0.10)	(0.85)
From net realized gain	—	(0.42)	(0.47)	—	(0.09)	(1.11)
Return of capital	—	—	—	—	(0.09)	—
Total distributions	—	(0.69)	(1.17)	(0.48)	(0.28)	(1.96)
Net asset value, end of period	$18.66	$17.26	$15.57	$14.97	$13.19	$16.13
Total Return(c)
Based on net asset value	8.11%(d)(e)	15.28%	11.78%	17.25%	(16.56)%	13.76%
Ratios to Average Net Assets(f)
Total expenses	0.70%(g)	0.69%	0.69%	0.73%	0.76%	0.82%
Total expenses after fees waived and/or reimbursed	0.49%(g)	0.48%	0.48%	0.48%	0.48%	0.52%
Net investment income	2.18%(g)	2.48%	2.96%	3.04%	1.80%	1.19%
Supplemental Data
Net assets, end of period (000)	$16,457	$13,830	$10,726	$13,914	$10,486	$12,898
Portfolio turnover rate(h)	5%	13%	17%	19%	14%	3%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Includes payment from an affiliate, which had no impact on the Fund’s total return.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Includes the purchases and sales share of the underlying funds and the Underlying Master Portfolios.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic 2035 Fund (continued)
	Investor A
	Six Months Ended 06/30/26 (unaudited)	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21

Net asset value, beginning of period	$17.12	$15.45	$14.87	$13.10	$16.05	$15.85
Net investment income(a)	0.17	0.37	0.44	0.39	0.22	0.16
Net realized and unrealized gain (loss)	1.20	1.95	1.27	1.82	(2.91)	1.96
Net increase (decrease) from investment operations	1.37	2.32	1.71	2.21	(2.69)	2.12
Distributions(b)
From net investment income	—	(0.23)	(0.66)	(0.44)	(0.08)	(0.81)
From net realized gain	—	(0.42)	(0.47)	—	(0.09)	(1.11)
Return of capital	—	—	—	—	(0.09)	—
Total distributions	—	(0.65)	(1.13)	(0.44)	(0.26)	(1.92)
Net asset value, end of period	$18.49	$17.12	$15.45	$14.87	$13.10	$16.05
Total Return(c)
Based on net asset value	8.00%(d)(e)	15.04%	11.47%	17.00%	(16.79)%	13.46%
Ratios to Average Net Assets(f)
Total expenses	0.95%(g)	0.94%	0.94%	0.99%	1.01%	1.07%
Total expenses after fees waived and/or reimbursed	0.74%(g)	0.73%	0.73%	0.73%	0.73%	0.77%
Net investment income	1.94%(g)	2.27%	2.75%	2.77%	1.57%	0.93%
Supplemental Data
Net assets, end of period (000)	$52,347	$45,174	$32,354	$30,565	$24,670	$26,304
Portfolio turnover rate(h)	5%	13%	17%	19%	14%	3%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Includes payment from an affiliate, which had no impact on the Fund’s total return.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Includes the purchases and sales share of the underlying funds and the Underlying Master Portfolios.
See notes to financial statements.

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic 2035 Fund (continued)
	Investor C
	Six Months Ended 06/30/26 (unaudited)	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21

Net asset value, beginning of period	$16.70	$15.10	$14.58	$12.85	$15.80	$15.67
Net investment income(a)	0.10	0.23	0.32	0.27	0.11	0.03
Net realized and unrealized gain (loss)	1.17	1.90	1.24	1.79	(2.85)	1.93
Net increase (decrease) from investment operations	1.27	2.13	1.56	2.06	(2.74)	1.96
Distributions(b)
From net investment income	—	(0.11)	(0.57)	(0.33)	(0.03)	(0.72)
From net realized gain	—	(0.42)	(0.47)	—	(0.09)	(1.11)
Return of capital	—	—	—	—	(0.09)	—
Total distributions	—	(0.53)	(1.04)	(0.33)	(0.21)	(1.83)
Net asset value, end of period	$17.97	$16.70	$15.10	$14.58	$12.85	$15.80
Total Return(c)
Based on net asset value	7.60%(d)(e)	14.10%	10.69%	16.12%	(17.38)%	12.56%
Ratios to Average Net Assets(f)
Total expenses	1.70%(g)	1.69%	1.69%	1.74%	1.76%	1.82%
Total expenses after fees waived and/or reimbursed	1.49%(g)	1.48%	1.48%	1.49%	1.48%	1.52%
Net investment income	1.18%(g)	1.47%	2.03%	1.95%	0.80%	0.20%
Supplemental Data
Net assets, end of period (000)	$3,478	$3,432	$3,628	$2,768	$3,066	$3,637
Portfolio turnover rate(h)	5%	13%	17%	19%	14%	3%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Includes payment from an affiliate, which had no impact on the Fund’s total return.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Includes the purchases and sales share of the underlying funds and the Underlying Master Portfolios.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic 2035 Fund (continued)
	Class K
	Six Months Ended 06/30/26 (unaudited)	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21

Net asset value, beginning of period	$17.61	$15.87	$15.24	$13.42	$16.38	$16.15
Net investment income(a)	0.22	0.47	0.54	0.48	0.28	0.25
Net realized and unrealized gain (loss)	1.24	2.00	1.30	1.85	(2.94)	1.99
Net increase (decrease) from investment operations	1.46	2.47	1.84	2.33	(2.66)	2.24
Distributions(b)
From net investment income	—	(0.31)	(0.74)	(0.51)	(0.12)	(0.90)
From net realized gain	—	(0.42)	(0.47)	—	(0.09)	(1.11)
Return of capital	—	—	—	—	(0.09)	—
Total distributions	—	(0.73)	(1.21)	(0.51)	(0.30)	(2.01)
Net asset value, end of period	$19.07	$17.61	$15.87	$15.24	$13.42	$16.38
Total Return(c)
Based on net asset value	8.29%(d)(e)	15.57%	12.06%	17.53%	(16.32)%	13.96%
Ratios to Average Net Assets(f)
Total expenses	0.45%(g)	0.44%	0.44%	0.48%	0.51%	0.57%
Total expenses after fees waived and/or reimbursed	0.24%(g)	0.23%	0.23%	0.23%	0.23%	0.27%
Net investment income	2.42%(g)	2.79%	3.31%	3.32%	1.97%	1.47%
Supplemental Data
Net assets, end of period (000)	$369,157	$388,173	$234,968	$102,494	$68,520	$95,154
Portfolio turnover rate(h)	5%	13%	17%	19%	14%	3%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Includes payment from an affiliate, which had no impact on the Fund’s total return.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Includes the purchases and sales share of the underlying funds and the Underlying Master Portfolios.
See notes to financial statements.

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic 2035 Fund (continued)
	Class R
	Six Months Ended 06/30/26 (unaudited)	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21

Net asset value, beginning of period	$17.06	$15.40	$14.83	$13.08	$16.03	$15.85
Net investment income(a)	0.15	0.33	0.41	0.36	0.19	0.13
Net realized and unrealized gain (loss)	1.20	1.94	1.27	1.81	(2.89)	1.95
Net increase (decrease) from investment operations	1.35	2.27	1.68	2.17	(2.70)	2.08
Distributions(b)
From net investment income	—	(0.19)	(0.64)	(0.42)	(0.07)	(0.79)
From net realized gain	—	(0.42)	(0.47)	—	(0.09)	(1.11)
Return of capital	—	—	—	—	(0.09)	—
Total distributions	—	(0.61)	(1.11)	(0.42)	(0.25)	(1.90)
Net asset value, end of period	$18.41	$17.06	$15.40	$14.83	$13.08	$16.03
Total Return(c)
Based on net asset value	7.91%(d)(e)	14.76%	11.31%	16.69%	(16.91)%	13.19%
Ratios to Average Net Assets(f)
Total expenses	1.15%(g)	1.14%	1.14%	1.18%	1.21%	1.27%
Total expenses after fees waived and/or reimbursed	0.94%(g)	0.93%	0.93%	0.93%	0.93%	0.97%
Net investment income	1.73%(g)	2.03%	2.57%	2.60%	1.40%	0.77%
Supplemental Data
Net assets, end of period (000)	$9,355	$8,051	$7,753	$5,775	$4,143	$3,687
Portfolio turnover rate(h)	5%	13%	17%	19%	14%	3%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Includes payment from an affiliate, which had no impact on the Fund’s total return.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Includes the purchases and sales share of the underlying funds and the Underlying Master Portfolios.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic 2040 Fund
	Institutional
	Six Months Ended 06/30/26 (unaudited)	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21

Net asset value, beginning of period	$18.79	$17.07	$16.61	$14.63	$18.02	$18.74
Net investment income(a)	0.20	0.42	0.45	0.44	0.26	0.23
Net realized and unrealized gain (loss)	1.58	2.45	1.88	2.34	(3.33)	2.73
Net increase (decrease) from investment operations	1.78	2.87	2.33	2.78	(3.07)	2.96
Distributions(b)
From net investment income	—	(0.42)	(0.80)	(0.56)	(0.13)	(1.29)
From net realized gain	—	(0.73)	(1.07)	(0.24)	(0.11)	(2.39)
Return of capital	—	—	—	—	(0.08)	—
Total distributions	—	(1.15)	(1.87)	(0.80)	(0.32)	(3.68)
Net asset value, end of period	$20.57	$18.79	$17.07	$16.61	$14.63	$18.02
Total Return(c)
Based on net asset value	9.47%(d)(e)	16.88%	14.00%	19.15%	(17.09)%	16.04%
Ratios to Average Net Assets(f)
Total expenses	0.71%(g)	0.71%	0.71%	0.75%	0.76%	0.81%
Total expenses after fees waived and/or reimbursed	0.49%(g)	0.47%	0.48%	0.49%	0.47%	0.52%
Net investment income	2.02%(g)	2.32%	2.54%	2.81%	1.67%	1.13%
Supplemental Data
Net assets, end of period (000)	$58,310	$52,739	$49,329	$48,906	$41,098	$54,509
Portfolio turnover rate(h)	4%	16%	19%	11%	13%	6%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Includes payment from an affiliate, which had no impact on the Fund’s total return.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Includes the purchases and sales share of the underlying funds and the Underlying Master Portfolios.
See notes to financial statements.

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic 2040 Fund (continued)
	Investor A
	Six Months Ended 06/30/26 (unaudited)	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21

Net asset value, beginning of period	$15.62	$14.36	$14.25	$12.65	$15.66	$16.71
Net investment income(a)	0.14	0.32	0.35	0.35	0.19	0.16
Net realized and unrealized gain (loss)	1.31	2.07	1.60	2.02	(2.89)	2.45
Net increase (decrease) from investment operations	1.45	2.39	1.95	2.37	(2.70)	2.61
Distributions(b)
From net investment income	—	(0.40)	(0.77)	(0.53)	(0.13)	(1.26)
From net realized gain	—	(0.73)	(1.07)	(0.24)	(0.11)	(2.40)
Return of capital	—	—	—	—	(0.07)	—
Total distributions	—	(1.13)	(1.84)	(0.77)	(0.31)	(3.66)
Net asset value, end of period	$17.07	$15.62	$14.36	$14.25	$12.65	$15.66
Total Return(c)
Based on net asset value	9.28%(d)(e)	16.67%	13.63%	18.90%	(17.32)%	15.84%
Ratios to Average Net Assets(f)
Total expenses	0.96%(g)	0.96%	0.96%	1.00%	1.01%	1.06%
Total expenses after fees waived and/or reimbursed	0.74%(g)	0.72%	0.73%	0.74%	0.72%	0.77%
Net investment income	1.77%(g)	2.08%	2.29%	2.54%	1.43%	0.89%
Supplemental Data
Net assets, end of period (000)	$164,955	$152,369	$138,167	$134,232	$121,680	$153,955
Portfolio turnover rate(h)	4%	16%	19%	11%	13%	6%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Includes payment from an affiliate, which had no impact on the Fund’s total return.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Includes the purchases and sales share of the underlying funds and the Underlying Master Portfolios.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic 2040 Fund (continued)
	Investor C
	Six Months Ended 06/30/26 (unaudited)	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21

Net asset value, beginning of period	$18.03	$16.44	$16.06	$14.17	$17.56	$18.38
Net investment income(a)	0.09	0.23	0.27	0.28	0.11	0.03
Net realized and unrealized gain (loss)	1.52	2.34	1.80	2.26	(3.25)	2.69
Net increase (decrease) from investment operations	1.61	2.57	2.07	2.54	(3.14)	2.72
Distributions(b)
From net investment income	—	(0.25)	(0.62)	(0.41)	(0.06)	(1.15)
From net realized gain	—	(0.73)	(1.07)	(0.24)	(0.11)	(2.39)
Return of capital	—	—	—	—	(0.08)	—
Total distributions	—	(0.98)	(1.69)	(0.65)	(0.25)	(3.54)
Net asset value, end of period	$19.64	$18.03	$16.44	$16.06	$14.17	$17.56
Total Return(c)
Based on net asset value	8.93%(d)(e)	15.70%	12.86%	18.00%	(17.94)%	14.97%
Ratios to Average Net Assets(f)
Total expenses	1.71%(g)	1.71%	1.71%	1.75%	1.76%	1.81%
Total expenses after fees waived and/or reimbursed	1.49%(g)	1.47%	1.48%	1.49%	1.47%	1.52%
Net investment income	1.02%(g)	1.32%	1.54%	1.82%	0.71%	0.15%
Supplemental Data
Net assets, end of period (000)	$3,051	$2,892	$2,619	$2,625	$2,210	$2,486
Portfolio turnover rate(h)	4%	16%	19%	11%	13%	6%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Includes payment from an affiliate, which had no impact on the Fund’s total return.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Includes the purchases and sales share of the underlying funds and the Underlying Master Portfolios.
See notes to financial statements.

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic 2040 Fund (continued)
	Class K
	Six Months Ended 06/30/26 (unaudited)	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21

Net asset value, beginning of period	$19.01	$17.25	$16.78	$14.76	$18.16	$18.85
Net investment income(a)	0.22	0.49	0.52	0.49	0.29	0.29
Net realized and unrealized gain (loss)	1.60	2.47	1.87	2.37	(3.35)	2.75
Net increase (decrease) from investment operations	1.82	2.96	2.39	2.86	(3.06)	3.04
Distributions(b)
From net investment income	—	(0.47)	(0.85)	(0.60)	(0.15)	(1.34)
From net realized gain	—	(0.73)	(1.07)	(0.24)	(0.11)	(2.39)
Return of capital	—	—	—	—	(0.08)	—
Total distributions	—	(1.20)	(1.92)	(0.84)	(0.34)	(3.73)
Net asset value, end of period	$20.83	$19.01	$17.25	$16.78	$14.76	$18.16
Total Return(c)
Based on net asset value	9.57%(d)(e)	17.23%	14.20%	19.55%	(16.90)%	16.38%
Ratios to Average Net Assets(f)
Total expenses	0.46%(g)	0.46%	0.46%	0.50%	0.51%	0.56%
Total expenses after fees waived and/or reimbursed	0.24%(g)	0.22%	0.23%	0.24%	0.22%	0.27%
Net investment income	2.27%(g)	2.65%	2.87%	3.10%	1.87%	1.44%
Supplemental Data
Net assets, end of period (000)	$343,611	$339,319	$207,157	$83,738	$60,687	$85,150
Portfolio turnover rate(h)	4%	16%	19%	11%	13%	6%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Includes payment from an affiliate, which had no impact on the Fund’s total return.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Includes the purchases and sales share of the underlying funds and the Underlying Master Portfolios.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic 2040 Fund (continued)
	Class R
	Six Months Ended 06/30/26 (unaudited)	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21

Net asset value, beginning of period	$18.30	$16.66	$16.28	$14.35	$17.73	$18.51
Net investment income(a)	0.15	0.34	0.38	0.37	0.19	0.14
Net realized and unrealized gain (loss)	1.54	2.39	1.81	2.29	(3.28)	2.70
Net increase (decrease) from investment operations	1.69	2.73	2.19	2.66	(3.09)	2.84
Distributions(b)
From net investment income	—	(0.36)	(0.74)	(0.49)	(0.10)	(1.23)
From net realized gain	—	(0.73)	(1.07)	(0.24)	(0.11)	(2.39)
Return of capital	—	—	—	—	(0.08)	—
Total distributions	—	(1.09)	(1.81)	(0.73)	(0.29)	(3.62)
Net asset value, end of period	$19.99	$18.30	$16.66	$16.28	$14.35	$17.73
Total Return(c)
Based on net asset value	9.23%(d)(e)	16.41%	13.44%	18.68%	(17.48)%	15.55%
Ratios to Average Net Assets(f)
Total expenses	1.16%(g)	1.16%	1.16%	1.20%	1.21%	1.26%
Total expenses after fees waived and/or reimbursed	0.94%(g)	0.92%	0.93%	0.94%	0.92%	0.97%
Net investment income	1.58%(g)	1.92%	2.15%	2.39%	1.28%	0.72%
Supplemental Data
Net assets, end of period (000)	$16,317	$14,215	$9,657	$6,203	$4,880	$4,977
Portfolio turnover rate(h)	4%	16%	19%	11%	13%	6%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Includes payment from an affiliate, which had no impact on the Fund’s total return.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Includes the purchases and sales share of the underlying funds and the Underlying Master Portfolios.
See notes to financial statements.

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic 2045 Fund
	Institutional
	Six Months Ended 06/30/26 (unaudited)	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21

Net asset value, beginning of period	$19.75	$17.64	$16.76	$14.31	$17.81	$17.06
Net investment income(a)	0.19	0.42	0.44	0.43	0.23	0.20
Net realized and unrealized gain (loss)	1.95	2.83	2.17	2.55	(3.36)	2.79
Net increase (decrease) from investment operations	2.14	3.25	2.61	2.98	(3.13)	2.99
Distributions(b)
From net investment income	—	(0.29)	(0.79)	(0.53)	(0.13)	(1.16)
From net realized gain	—	(0.85)	(0.94)	—	(0.15)	(1.08)
Return of capital	—	—	—	—	(0.09)	—
Total distributions	—	(1.14)	(1.73)	(0.53)	(0.37)	(2.24)
Net asset value, end of period	$21.89	$19.75	$17.64	$16.76	$14.31	$17.81
Total Return(c)
Based on net asset value	10.84%(d)(e)	18.47%	15.51%	20.98%	(17.68)%	17.61%
Ratios to Average Net Assets(f)
Total expenses	0.72%(g)	0.71%	0.73%	0.77%	0.78%	0.84%
Total expenses after fees waived and/or reimbursed	0.49%(g)	0.48%	0.50%	0.50%	0.47%	0.51%
Net investment income	1.85%(g)	2.23%	2.41%	2.78%	1.49%	1.07%
Supplemental Data
Net assets, end of period (000)	$9,721	$8,233	$6,394	$9,509	$6,317	$8,641
Portfolio turnover rate(h)	4%	21%	15%	2%	16%	— %(i)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Includes payment from an affiliate, which had no impact on the Fund’s total return.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Includes the purchases and sales share of the underlying funds and the Underlying Master Portfolios.
(i)	Rounds to less than 1%.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic 2045 Fund (continued)
	Investor A
	Six Months Ended 06/30/26 (unaudited)	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21

Net asset value, beginning of period	$19.60	$17.53	$16.68	$14.24	$17.75	$17.02
Net investment income(a)	0.16	0.38	0.40	0.39	0.19	0.16
Net realized and unrealized gain (loss)	1.94	2.79	2.16	2.54	(3.35)	2.77
Net increase (decrease) from investment operations	2.10	3.17	2.56	2.93	(3.16)	2.93
Distributions(b)
From net investment income	—	(0.25)	(0.77)	(0.49)	(0.12)	(1.12)
From net realized gain	—	(0.85)	(0.94)	—	(0.15)	(1.08)
Return of capital	—	—	—	—	(0.08)	—
Total distributions	—	(1.10)	(1.71)	(0.49)	(0.35)	(2.20)
Net asset value, end of period	$21.70	$19.60	$17.53	$16.68	$14.24	$17.75
Total Return(c)
Based on net asset value	10.71%(d)(e)	18.13%	15.25%	20.72%	(17.89)%	17.33%
Ratios to Average Net Assets(f)
Total expenses	0.97%(g)	0.96%	0.97%	1.02%	1.03%	1.09%
Total expenses after fees waived and/or reimbursed	0.74%(g)	0.73%	0.75%	0.76%	0.72%	0.76%
Net investment income	1.60%(g)	2.03%	2.21%	2.51%	1.23%	0.84%
Supplemental Data
Net assets, end of period (000)	$51,383	$45,716	$30,894	$25,035	$17,896	$21,856
Portfolio turnover rate(h)	4%	21%	15%	2%	16%	— %(i)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Includes payment from an affiliate, which had no impact on the Fund’s total return.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Includes the purchases and sales share of the underlying funds and the Underlying Master Portfolios.
(i)	Rounds to less than 1%.
See notes to financial statements.

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic 2045 Fund (continued)
	Investor C
	Six Months Ended 06/30/26 (unaudited)	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21

Net asset value, beginning of period	$19.06	$17.06	$16.27	$13.90	$17.42	$16.78
Net investment income(a)	0.08	0.22	0.26	0.26	0.07	0.02
Net realized and unrealized gain (loss)	1.88	2.72	2.09	2.48	(3.28)	2.72
Net increase (decrease) from investment operations	1.96	2.94	2.35	2.74	(3.21)	2.74
Distributions(b)
From net investment income	—	(0.10)	(0.62)	(0.37)	(0.08)	(1.02)
From net realized gain	—	(0.84)	(0.94)	—	(0.15)	(1.08)
Return of capital	—	—	—	—	(0.08)	—
Total distributions	—	(0.94)	(1.56)	(0.37)	(0.31)	(2.10)
Net asset value, end of period	$21.02	$19.06	$17.06	$16.27	$13.90	$17.42
Total Return(c)
Based on net asset value	10.28%(d)(e)	17.26%	14.38%	19.81%	(18.51)%	16.40%
Ratios to Average Net Assets(f)
Total expenses	1.72%(g)	1.71%	1.72%	1.78%	1.78%	1.84%
Total expenses after fees waived and/or reimbursed	1.50%(g)	1.48%	1.50%	1.51%	1.47%	1.51%
Net investment income	0.85%(g)	1.20%	1.46%	1.70%	0.47%	0.08%
Supplemental Data
Net assets, end of period (000)	$1,780	$1,613	$1,554	$1,358	$1,284	$1,392
Portfolio turnover rate(h)	4%	21%	15%	2%	16%	— %(i)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Includes payment from an affiliate, which had no impact on the Fund’s total return.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Includes the purchases and sales share of the underlying funds and the Underlying Master Portfolios.
(i)	Rounds to less than 1%.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic 2045 Fund (continued)
	Class K
	Six Months Ended 06/30/26 (unaudited)	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21

Net asset value, beginning of period	$20.10	$17.94	$17.02	$14.53	$18.05	$17.25
Net investment income(a)	0.22	0.50	0.51	0.48	0.26	0.26
Net realized and unrealized gain (loss)	1.99	2.85	2.20	2.57	(3.39)	2.81
Net increase (decrease) from investment operations	2.21	3.35	2.71	3.05	(3.13)	3.07
Distributions(b)
From net investment income	—	(0.34)	(0.85)	(0.56)	(0.15)	(1.19)
From net realized gain	—	(0.85)	(0.94)	—	(0.15)	(1.08)
Return of capital	—	—	—	—	(0.09)	—
Total distributions	—	(1.19)	(1.79)	(0.56)	(0.39)	(2.27)
Net asset value, end of period	$22.31	$20.10	$17.94	$17.02	$14.53	$18.05
Total Return(c)
Based on net asset value	10.99%(d)(e)	18.70%	15.85%	21.22%	(17.44)%	17.93%
Ratios to Average Net Assets(f)
Total expenses	0.47%(g)	0.46%	0.47%	0.52%	0.53%	0.59%
Total expenses after fees waived and/or reimbursed	0.24%(g)	0.23%	0.25%	0.26%	0.22%	0.26%
Net investment income	2.10%(g)	2.57%	2.73%	3.02%	1.68%	1.35%
Supplemental Data
Net assets, end of period (000)	$346,003	$323,338	$187,920	$87,416	$60,100	$82,853
Portfolio turnover rate(h)	4%	21%	15%	2%	16%	— %(i)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Includes payment from an affiliate, which had no impact on the Fund’s total return.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Includes the purchases and sales share of the underlying funds and the Underlying Master Portfolios.
(i)	Rounds to less than 1%.
See notes to financial statements.

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic 2045 Fund (continued)
	Class R
	Six Months Ended 06/30/26 (unaudited)	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21

Net asset value, beginning of period	$19.45	$17.41	$16.58	$14.17	$17.68	$16.97
Net investment income(a)	0.14	0.34	0.36	0.36	0.17	0.12
Net realized and unrealized gain (loss)	1.93	2.77	2.14	2.51	(3.34)	2.77
Net increase (decrease) from investment operations	2.07	3.11	2.50	2.87	(3.17)	2.89
Distributions(b)
From net investment income	—	(0.22)	(0.73)	(0.46)	(0.11)	(1.10)
From net realized gain	—	(0.85)	(0.94)	—	(0.15)	(1.08)
Return of capital	—	—	—	—	(0.08)	—
Total distributions	—	(1.07)	(1.67)	(0.46)	(0.34)	(2.18)
Net asset value, end of period	$21.52	$19.45	$17.41	$16.58	$14.17	$17.68
Total Return(c)
Based on net asset value	10.64%(d)(e)	17.87%	15.03%	20.43%	(18.03)%	17.10%
Ratios to Average Net Assets(f)
Total expenses	1.17%(g)	1.16%	1.17%	1.22%	1.23%	1.29%
Total expenses after fees waived and/or reimbursed	0.94%(g)	0.93%	0.95%	0.95%	0.92%	0.96%
Net investment income	1.41%(g)	1.81%	2.01%	2.35%	1.17%	0.64%
Supplemental Data
Net assets, end of period (000)	$14,488	$11,904	$9,654	$7,396	$4,108	$2,989
Portfolio turnover rate(h)	4%	21%	15%	2%	16%	— %(i)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Includes payment from an affiliate, which had no impact on the Fund’s total return.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Includes the purchases and sales share of the underlying funds and the Underlying Master Portfolios.
(i)	Rounds to less than 1%.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic 2050 Fund
	Institutional
	Six Months Ended 06/30/26 (unaudited)	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21

Net asset value, beginning of period	$25.43	$22.50	$21.61	$18.25	$22.99	$22.78
Net investment income(a)	0.22	0.51	0.53	0.52	0.28	0.26
Net realized and unrealized gain (loss)	2.79	3.99	3.04	3.47	(4.56)	3.83
Net increase (decrease) from investment operations	3.01	4.50	3.57	3.99	(4.28)	4.09
Distributions(b)
From net investment income	—	(0.38)	(1.11)	(0.63)	(0.20)	(1.69)
From net realized gain	—	(1.19)	(1.57)	—	(0.17)	(2.19)
Return of capital	—	—	—	—	(0.09)	—
Total distributions	—	(1.57)	(2.68)	(0.63)	(0.46)	(3.88)
Net asset value, end of period	$28.44	$25.43	$22.50	$21.61	$18.25	$22.99
Total Return(c)
Based on net asset value	11.84%(d)(e)	20.05%	16.46%	22.02%	(18.71)%	18.15%
Ratios to Average Net Assets(f)
Total expenses	0.72%(g)	0.72%	0.73%	0.78%	0.78%	0.84%
Total expenses after fees waived and/or reimbursed	0.51%(g)	0.50%	0.49%	0.50%	0.49%	0.54%
Net investment income	1.69%(g)	2.09%	2.26%	2.60%	1.45%	1.04%
Supplemental Data
Net assets, end of period (000)	$26,887	$22,744	$19,712	$20,535	$15,423	$21,290
Portfolio turnover rate(h)	3%	23%	12%	7%	16%	1%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Includes payment from an affiliate, which had no impact on the Fund’s total return.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Includes the purchases and sales share of the underlying funds and the Underlying Master Portfolios.
See notes to financial statements.

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic 2050 Fund (continued)
	Investor A
	Six Months Ended 06/30/26 (unaudited)	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21

Net asset value, beginning of period	$25.20	$22.31	$21.46	$18.13	$22.87	$22.69
Net investment income(a)	0.19	0.45	0.48	0.46	0.24	0.19
Net realized and unrealized gain (loss)	2.75	3.96	3.00	3.45	(4.54)	3.82
Net increase (decrease) from investment operations	2.94	4.41	3.48	3.91	(4.30)	4.01
Distributions(b)
From net investment income	—	(0.33)	(1.06)	(0.58)	(0.18)	(1.64)
From net realized gain	—	(1.19)	(1.57)	—	(0.17)	(2.19)
Return of capital	—	—	—	—	(0.09)	—
Total distributions	—	(1.52)	(2.63)	(0.58)	(0.44)	(3.83)
Net asset value, end of period	$28.14	$25.20	$22.31	$21.46	$18.13	$22.87
Total Return(c)
Based on net asset value	11.67%(d)(e)	19.79%	16.14%	21.69%	(18.90)%	17.88%
Ratios to Average Net Assets(f)
Total expenses	0.97%(g)	0.97%	0.98%	1.03%	1.03%	1.09%
Total expenses after fees waived and/or reimbursed	0.76%(g)	0.75%	0.74%	0.75%	0.75%	0.79%
Net investment income	1.43%(g)	1.85%	2.03%	2.32%	1.22%	0.78%
Supplemental Data
Net assets, end of period (000)	$120,661	$106,870	$88,951	$75,362	$64,526	$77,982
Portfolio turnover rate(h)	3%	23%	12%	7%	16%	1%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Includes payment from an affiliate, which had no impact on the Fund’s total return.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Includes the purchases and sales share of the underlying funds and the Underlying Master Portfolios.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic 2050 Fund (continued)
	Investor C
	Six Months Ended 06/30/26 (unaudited)	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21

Net asset value, beginning of period	$24.51	$21.69	$20.93	$17.70	$22.42	$22.36
Net investment income(a)	0.09	0.21	0.29	0.30	0.09	0.01
Net realized and unrealized gain (loss)	2.68	3.87	2.93	3.37	(4.44)	3.75
Net increase (decrease) from investment operations	2.77	4.08	3.22	3.67	(4.35)	3.76
Distributions(b)
From net investment income	—	(0.16)	(0.89)	(0.44)	(0.11)	(1.51)
From net realized gain	—	(1.10)	(1.57)	—	(0.17)	(2.19)
Return of capital	—	—	—	—	(0.09)	—
Total distributions	—	(1.26)	(2.46)	(0.44)	(0.37)	(3.70)
Net asset value, end of period	$27.28	$24.51	$21.69	$20.93	$17.70	$22.42
Total Return(c)
Based on net asset value	11.30%(d)(e)	18.85%	15.31%	20.78%	(19.50)%	17.00%
Ratios to Average Net Assets(f)
Total expenses	1.72%(g)	1.72%	1.73%	1.78%	1.78%	1.84%
Total expenses after fees waived and/or reimbursed	1.51%(g)	1.50%	1.49%	1.50%	1.50%	1.54%
Net investment income	0.68%(g)	0.89%	1.28%	1.57%	0.47%	0.05%
Supplemental Data
Net assets, end of period (000)	$1,797	$1,626	$1,981	$1,812	$1,690	$2,002
Portfolio turnover rate(h)	3%	23%	12%	7%	16%	1%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Includes payment from an affiliate, which had no impact on the Fund’s total return.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Includes the purchases and sales share of the underlying funds and the Underlying Master Portfolios.
See notes to financial statements.

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic 2050 Fund (continued)
	Class K
	Six Months Ended 06/30/26 (unaudited)	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21

Net asset value, beginning of period	$25.63	$22.66	$21.75	$18.37	$23.10	$22.86
Net investment income(a)	0.26	0.60	0.61	0.57	0.32	0.33
Net realized and unrealized gain (loss)	2.80	4.01	3.05	3.49	(4.56)	3.83
Net increase (decrease) from investment operations	3.06	4.61	3.66	4.06	(4.24)	4.16
Distributions(b)
From net investment income	—	(0.45)	(1.18)	(0.68)	(0.23)	(1.73)
From net realized gain	—	(1.19)	(1.57)	—	(0.17)	(2.19)
Return of capital	—	—	—	—	(0.09)	—
Total distributions	—	(1.64)	(2.75)	(0.68)	(0.49)	(3.92)
Net asset value, end of period	$28.69	$25.63	$22.66	$21.75	$18.37	$23.10
Total Return(c)
Based on net asset value	11.94%(d)(e)	20.37%	16.74%	22.28%	(18.47)%	18.45%
Ratios to Average Net Assets(f)
Total expenses	0.47%(g)	0.47%	0.48%	0.53%	0.53%	0.59%
Total expenses after fees waived and/or reimbursed	0.26%(g)	0.25%	0.24%	0.25%	0.24%	0.29%
Net investment income	1.92%(g)	2.43%	2.57%	2.86%	1.62%	1.34%
Supplemental Data
Net assets, end of period (000)	$289,115	$283,219	$159,941	$59,474	$42,971	$66,065
Portfolio turnover rate(h)	3%	23%	12%	7%	16%	1%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Includes payment from an affiliate, which had no impact on the Fund’s total return.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Includes the purchases and sales share of the underlying funds and the Underlying Master Portfolios.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic 2050 Fund (continued)
	Class R
	Six Months Ended 06/30/26 (unaudited)	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21

Net asset value, beginning of period	$24.94	$22.10	$21.30	$18.01	$22.74	$22.59
Net investment income(a)	0.16	0.39	0.44	0.42	0.21	0.15
Net realized and unrealized gain (loss)	2.73	3.92	2.97	3.42	(4.52)	3.80
Net increase (decrease) from investment operations	2.89	4.31	3.41	3.84	(4.31)	3.95
Distributions(b)
From net investment income	—	(0.28)	(1.04)	(0.55)	(0.16)	(1.61)
From net realized gain	—	(1.19)	(1.57)	—	(0.17)	(2.19)
Return of capital	—	—	—	—	(0.09)	—
Total distributions	—	(1.47)	(2.61)	(0.55)	(0.42)	(3.80)
Net asset value, end of period	$27.83	$24.94	$22.10	$21.30	$18.01	$22.74
Total Return(c)
Based on net asset value	11.59%(d)(e)	19.53%	15.93%	21.41%	(19.05)%	17.65%
Ratios to Average Net Assets(f)
Total expenses	1.17%(g)	1.17%	1.18%	1.23%	1.23%	1.29%
Total expenses after fees waived and/or reimbursed	0.96%(g)	0.95%	0.94%	0.95%	0.94%	0.99%
Net investment income	1.26%(g)	1.63%	1.86%	2.14%	1.10%	0.60%
Supplemental Data
Net assets, end of period (000)	$13,667	$10,948	$8,132	$4,388	$3,302	$3,149
Portfolio turnover rate(h)	3%	23%	12%	7%	16%	1%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Includes payment from an affiliate, which had no impact on the Fund’s total return.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Includes the purchases and sales share of the underlying funds and the Underlying Master Portfolios.
See notes to financial statements.

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic 2055 Fund
	Institutional
	Six Months Ended 06/30/26 (unaudited)	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21

Net asset value, beginning of period	$21.92	$19.11	$17.76	$14.99	$18.90	$17.94
Net investment income(a)	0.18	0.41	0.44	0.43	0.22	0.20
Net realized and unrealized gain (loss)	2.55	3.58	2.60	2.87	(3.75)	3.07
Net increase (decrease) from investment operations	2.73	3.99	3.04	3.30	(3.53)	3.27
Distributions(b)
From net investment income	—	(0.13)	(0.79)	(0.53)	(0.14)	(1.24)
From net realized gain	—	(1.05)	(0.90)	—	(0.17)	(1.07)
Return of capital	—	—	—	—	(0.07)	—
Total distributions	—	(1.18)	(1.69)	(0.53)	(0.38)	(2.31)
Net asset value, end of period	$24.65	$21.92	$19.11	$17.76	$14.99	$18.90
Total Return(c)
Based on net asset value	12.45%(d)(e)	20.92%	16.97%	22.18%	(18.75)%	18.43%
Ratios to Average Net Assets(f)
Total expenses	0.73%(g)	0.73%	0.75%	0.80%	0.79%	0.87%
Total expenses after fees waived and/or reimbursed	0.52%(g)	0.51%	0.51%	0.51%	0.50%	0.54%
Net investment income	1.57%(g)	1.99%	2.28%	2.64%	1.40%	0.99%
Supplemental Data
Net assets, end of period (000)	$11,861	$9,512	$7,105	$9,062	$6,014	$7,814
Portfolio turnover rate(h)	7%	21%	9%	3%	27%	2%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Includes payment from an affiliate, which had no impact on the Fund’s total return.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Includes the purchases and sales share of the underlying funds and the Underlying Master Portfolios.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic 2055 Fund (continued)
	Investor A
	Six Months Ended 06/30/26 (unaudited)	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21

Net asset value, beginning of period	$21.68	$18.93	$17.61	$14.88	$18.78	$17.85
Net investment income(a)	0.15	0.36	0.40	0.38	0.18	0.15
Net realized and unrealized gain (loss)	2.52	3.53	2.58	2.84	(3.72)	3.06
Net increase (decrease) from investment operations	2.67	3.89	2.98	3.22	(3.54)	3.21
Distributions(b)
From net investment income	—	(0.09)	(0.76)	(0.49)	(0.12)	(1.21)
From net realized gain	—	(1.05)	(0.90)	—	(0.17)	(1.07)
Return of capital	—	—	—	—	(0.07)	—
Total distributions	—	(1.14)	(1.66)	(0.49)	(0.36)	(2.28)
Net asset value, end of period	$24.35	$21.68	$18.93	$17.61	$14.88	$18.78
Total Return(c)
Based on net asset value	12.32%(d)(e)	20.58%	16.76%	21.77%	(18.90)%	18.13%
Ratios to Average Net Assets(f)
Total expenses	0.98%(g)	0.98%	0.99%	1.06%	1.04%	1.12%
Total expenses after fees waived and/or reimbursed	0.77%(g)	0.76%	0.76%	0.77%	0.75%	0.79%
Net investment income	1.32%(g)	1.77%	2.05%	2.35%	1.15%	0.75%
Supplemental Data
Net assets, end of period (000)	$48,294	$41,619	$25,709	$18,754	$14,873	$17,422
Portfolio turnover rate(h)	7%	21%	9%	3%	27%	2%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Includes payment from an affiliate, which had no impact on the Fund’s total return.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Includes the purchases and sales share of the underlying funds and the Underlying Master Portfolios.
See notes to financial statements.

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic 2055 Fund (continued)
	Investor C
	Six Months Ended 06/30/26 (unaudited)	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21

Net asset value, beginning of period	$21.08	$18.43	$17.20	$14.53	$18.42	$17.59
Net investment income(a)	0.06	0.19	0.24	0.24	0.07	(0.00)(b)
Net realized and unrealized gain (loss)	2.45	3.44	2.50	2.79	(3.66)	3.00
Net increase (decrease) from investment operations	2.51	3.63	2.74	3.03	(3.59)	3.00
Distributions(c)
From net investment income	—	(0.05)	(0.61)	(0.36)	(0.06)	(1.10)
From net realized gain	—	(0.93)	(0.90)	—	(0.17)	(1.07)
Return of capital	—	—	—	—	(0.07)	—
Total distributions	—	(0.98)	(1.51)	(0.36)	(0.30)	(2.17)
Net asset value, end of period	$23.59	$21.08	$18.43	$17.20	$14.53	$18.42
Total Return(d)
Based on net asset value	11.91%(e)(f)	19.73%	15.82%	20.94%	(19.53)%	17.19%
Ratios to Average Net Assets(g)
Total expenses	1.73%(h)	1.73%	1.74%	1.83%	1.79%	1.87%
Total expenses after fees waived and/or reimbursed	1.52%(h)	1.51%	1.51%	1.54%	1.50%	1.54%
Net investment income	0.57%(h)	0.94%	1.29%	1.54%	0.45%	(0.00)%
Supplemental Data
Net assets, end of period (000)	$1,846	$1,523	$1,268	$1,099	$1,341	$1,340
Portfolio turnover rate(i)	7%	21%	9%	3%	27%	2%

(a)	Based on average shares outstanding.
(b)	Amount is greater than $(0.005) per share.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)	Includes payment from an affiliate, which had no impact on the Fund’s total return.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Includes the purchases and sales share of the underlying funds and the Underlying Master Portfolios.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic 2055 Fund (continued)
	Class K
	Six Months Ended 06/30/26 (unaudited)	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21

Net asset value, beginning of period	$22.41	$19.51	$18.09	$15.27	$19.21	$18.19
Net investment income(a)	0.21	0.49	0.51	0.49	0.25	0.26
Net realized and unrealized gain (loss)	2.61	3.64	2.66	2.90	(3.79)	3.11
Net increase (decrease) from investment operations	2.82	4.13	3.17	3.39	(3.54)	3.37
Distributions(b)
From net investment income	—	(0.18)	(0.85)	(0.57)	(0.16)	(1.28)
From net realized gain	—	(1.05)	(0.90)	—	(0.17)	(1.07)
Return of capital	—	—	—	—	(0.07)	—
Total distributions	—	(1.23)	(1.75)	(0.57)	(0.40)	(2.35)
Net asset value, end of period	$25.23	$22.41	$19.51	$18.09	$15.27	$19.21
Total Return(c)
Based on net asset value	12.58%(d)(e)	21.21%	17.36%	22.38%	(18.49)%	18.72%
Ratios to Average Net Assets(f)
Total expenses	0.48%(g)	0.48%	0.49%	0.54%	0.54%	0.62%
Total expenses after fees waived and/or reimbursed	0.27%(g)	0.26%	0.26%	0.25%	0.25%	0.29%
Net investment income	1.81%(g)	2.28%	2.56%	2.91%	1.57%	1.28%
Supplemental Data
Net assets, end of period (000)	$280,708	$259,033	$155,499	$64,423	$37,439	$53,041
Portfolio turnover rate(h)	7%	21%	9%	3%	27%	2%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Includes payment from an affiliate, which had no impact on the Fund’s total return.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Includes the purchases and sales share of the underlying funds and the Underlying Master Portfolios.
See notes to financial statements.

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic 2055 Fund (continued)
	Class R
	Six Months Ended 06/30/26 (unaudited)	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21

Net asset value, beginning of period	$21.56	$18.82	$17.53	$14.81	$18.72	$17.82
Net investment income(a)	0.13	0.31	0.36	0.35	0.16	0.12
Net realized and unrealized gain (loss)	2.50	3.52	2.56	2.83	(3.72)	3.03
Net increase (decrease) from investment operations	2.63	3.83	2.92	3.18	(3.56)	3.15
Distributions(b)
From net investment income	—	(0.05)	(0.73)	(0.46)	(0.11)	(1.18)
From net realized gain	—	(1.04)	(0.90)	—	(0.17)	(1.07)
Return of capital	—	—	—	—	(0.07)	—
Total distributions	—	(1.09)	(1.63)	(0.46)	(0.35)	(2.25)
Net asset value, end of period	$24.19	$21.56	$18.82	$17.53	$14.81	$18.72
Total Return(c)
Based on net asset value	12.20%(d)(e)	20.39%	16.50%	21.60%	(19.09)%	17.83%
Ratios to Average Net Assets(f)
Total expenses	1.18%(g)	1.18%	1.19%	1.25%	1.24%	1.32%
Total expenses after fees waived and/or reimbursed	0.97%(g)	0.96%	0.96%	0.96%	0.95%	0.99%
Net investment income	1.15%(g)	1.54%	1.85%	2.17%	1.05%	0.59%
Supplemental Data
Net assets, end of period (000)	$11,005	$7,662	$5,918	$3,643	$2,464	$2,204
Portfolio turnover rate(h)	7%	21%	9%	3%	27%	2%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Includes payment from an affiliate, which had no impact on the Fund’s total return.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Includes the purchases and sales share of the underlying funds and the Underlying Master Portfolios.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic 2060 Fund
	Institutional
	Six Months Ended 06/30/26 (unaudited)	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21

Net asset value, beginning of period	$16.97	$14.50	$13.20	$11.11	$13.93	$12.85
Net investment income(a)	0.14	0.31	0.36	0.33	0.18	0.16
Net realized and unrealized gain (loss)	1.98	2.75	1.91	2.13	(2.77)	2.17
Net increase (decrease) from investment operations	2.12	3.06	2.27	2.46	(2.59)	2.33
Distributions(b)
From net investment income	—	(0.04)	(0.48)	(0.37)	(0.09)	(0.73)
From net realized gain	—	(0.55)	(0.49)	—	(0.09)	(0.52)
Return of capital	—	—	—	—	(0.05)	—
Total distributions	—	(0.59)	(0.97)	(0.37)	(0.23)	(1.25)
Net asset value, end of period	$19.09	$16.97	$14.50	$13.20	$11.11	$13.93
Total Return(c)
Based on net asset value	12.49%(d)(e)	21.08%	17.07%	22.30%	(18.64)%	18.14%
Ratios to Average Net Assets(f)
Total expenses	0.74%(g)	0.74%	0.78%	0.86%	0.91%	1.05%
Total expenses after fees waived and/or reimbursed	0.52%(g)	0.50%	0.51%	0.49%	0.49%	0.52%
Net investment income	1.58%(g)	1.96%	2.43%	2.70%	1.54%	1.09%
Supplemental Data
Net assets, end of period (000)	$10,952	$8,347	$5,183	$3,573	$1,596	$1,314
Portfolio turnover rate(h)	4%	20%	12%	3%	37%	5%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Includes payment from an affiliate, which had no impact on the Fund’s total return.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Includes the purchases and sales share of the underlying funds and the Underlying Master Portfolios.
See notes to financial statements.

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic 2060 Fund (continued)
	Investor A
	Six Months Ended 06/30/26 (unaudited)	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21

Net asset value, beginning of period	$16.87	$14.43	$13.15	$11.07	$13.91	$12.84
Net investment income(a)	0.12	0.28	0.32	0.29	0.15	0.12
Net realized and unrealized gain (loss)	1.96	2.72	1.91	2.13	(2.77)	2.17
Net increase (decrease) from investment operations	2.08	3.00	2.23	2.42	(2.62)	2.29
Distributions(b)
From net investment income	—	(0.04)	(0.46)	(0.34)	(0.08)	(0.70)
From net realized gain	—	(0.52)	(0.49)	—	(0.09)	(0.52)
Return of capital	—	—	—	—	(0.05)	—
Total distributions	—	(0.56)	(0.95)	(0.34)	(0.22)	(1.22)
Net asset value, end of period	$18.95	$16.87	$14.43	$13.15	$11.07	$13.91
Total Return(c)
Based on net asset value	12.33%(d)(e)	20.79%	16.82%	21.99%	(18.88)%	17.87%
Ratios to Average Net Assets(f)
Total expenses	0.99%(g)	0.99%	1.02%	1.14%	1.15%	1.30%
Total expenses after fees waived and/or reimbursed	0.77%(g)	0.75%	0.76%	0.76%	0.74%	0.77%
Net investment income	1.32%(g)	1.76%	2.20%	2.39%	1.31%	0.84%
Supplemental Data
Net assets, end of period (000)	$16,661	$14,072	$6,100	$2,529	$1,562	$1,054
Portfolio turnover rate(h)	4%	20%	12%	3%	37%	5%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Includes payment from an affiliate, which had no impact on the Fund’s total return.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Includes the purchases and sales share of the underlying funds and the Underlying Master Portfolios.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic 2060 Fund (continued)
	Investor C
	Six Months Ended 06/30/26 (unaudited)	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21

Net asset value, beginning of period	$16.81	$14.38	$13.05	$10.99	$13.86	$12.83
Net investment income(a)	0.05	0.15	0.20	0.20	0.06	0.02
Net realized and unrealized gain (loss)	1.96	2.72	1.89	2.11	(2.75)	2.16
Net increase (decrease) from investment operations	2.01	2.87	2.09	2.31	(2.69)	2.18
Distributions(b)
From net investment income	—	(0.04)	(0.27)	(0.25)	(0.04)	(0.63)
From net realized gain	—	(0.40)	(0.49)	—	(0.09)	(0.52)
Return of capital	—	—	—	—	(0.05)	—
Total distributions	—	(0.44)	(0.76)	(0.25)	(0.18)	(1.15)
Net asset value, end of period	$18.82	$16.81	$14.38	$13.05	$10.99	$13.86
Total Return(c)
Based on net asset value	11.96%(d)(e)	19.90%	15.90%	21.09%	(19.48)%	16.98%
Ratios to Average Net Assets(f)
Total expenses	1.74%(g)	1.74%	1.79%	1.90%	1.90%	2.05%
Total expenses after fees waived and/or reimbursed	1.52%(g)	1.51%	1.52%	1.52%	1.49%	1.51%
Net investment income	0.54%(g)	0.97%	1.40%	1.66%	0.51%	0.11%
Supplemental Data
Net assets, end of period (000)	$103	$107	$110	$153	$100	$96
Portfolio turnover rate(h)	4%	20%	12%	3%	37%	5%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Includes payment from an affiliate, which had no impact on the Fund’s total return.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Includes the purchases and sales share of the underlying funds and the Underlying Master Portfolios.
See notes to financial statements.

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic 2060 Fund (continued)
	Class K
	Six Months Ended 06/30/26 (unaudited)	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21

Net asset value, beginning of period	$17.03	$14.54	$13.23	$11.13	$13.95	$12.87
Net investment income(a)	0.16	0.36	0.40	0.36	0.18	0.19
Net realized and unrealized gain (loss)	1.99	2.75	1.92	2.14	(2.75)	2.17
Net increase (decrease) from investment operations	2.15	3.11	2.32	2.50	(2.57)	2.36
Distributions(b)
From net investment income	—	(0.05)	(0.52)	(0.40)	(0.11)	(0.76)
From net realized gain	—	(0.57)	(0.49)	—	(0.09)	(0.52)
Return of capital	—	—	—	—	(0.05)	—
Total distributions	—	(0.62)	(1.01)	(0.40)	(0.25)	(1.28)
Net asset value, end of period	$19.18	$17.03	$14.54	$13.23	$11.13	$13.95
Total Return(c)
Based on net asset value	12.62%(d)(e)	21.41%	17.36%	22.62%	(18.51)%	18.43%
Ratios to Average Net Assets(f)
Total expenses	0.49%(g)	0.49%	0.52%	0.63%	0.65%	0.80%
Total expenses after fees waived and/or reimbursed	0.27%(g)	0.25%	0.26%	0.26%	0.24%	0.27%
Net investment income	1.81%(g)	2.26%	2.69%	2.92%	1.56%	1.34%
Supplemental Data
Net assets, end of period (000)	$149,756	$138,612	$66,912	$20,630	$11,524	$17,030
Portfolio turnover rate(h)	4%	20%	12%	3%	37%	5%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Includes payment from an affiliate, which had no impact on the Fund’s total return.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Includes the purchases and sales share of the underlying funds and the Underlying Master Portfolios.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic 2060 Fund (continued)
	Class R
	Six Months Ended 06/30/26 (unaudited)	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21

Net asset value, beginning of period	$16.85	$14.42	$13.14	$11.06	$13.91	$12.85
Net investment income(a)	0.10	0.24	0.29	0.27	0.14	0.09
Net realized and unrealized gain (loss)	1.97	2.72	1.90	2.13	(2.78)	2.17
Net increase (decrease) from investment operations	2.07	2.96	2.19	2.40	(2.64)	2.26
Distributions(b)
From net investment income	—	(0.04)	(0.42)	(0.32)	(0.07)	(0.68)
From net realized gain	—	(0.49)	(0.49)	—	(0.09)	(0.52)
Return of capital	—	—	—	—	(0.05)	—
Total distributions	—	(0.53)	(0.91)	(0.32)	(0.21)	(1.20)
Net asset value, end of period	$18.92	$16.85	$14.42	$13.14	$11.06	$13.91
Total Return(c)
Based on net asset value	12.28%(d)(e)	20.53%	16.51%	21.79%	(19.04)%	17.63%
Ratios to Average Net Assets(f)
Total expenses	1.19%(g)	1.19%	1.22%	1.34%	1.36%	1.50%
Total expenses after fees waived and/or reimbursed	0.97%(g)	0.95%	0.96%	0.96%	0.94%	0.97%
Net investment income	1.13%(g)	1.53%	1.98%	2.19%	1.19%	0.66%
Supplemental Data
Net assets, end of period (000)	$9,010	$6,772	$3,077	$2,001	$1,247	$817
Portfolio turnover rate(h)	4%	20%	12%	3%	37%	5%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Includes payment from an affiliate, which had no impact on the Fund’s total return.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Includes the purchases and sales share of the underlying funds and the Underlying Master Portfolios.
See notes to financial statements.

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic 2065 Fund
	Institutional
	Six Months Ended 06/30/26 (unaudited)	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21

Net asset value, beginning of period	$15.32	$12.99	$12.01	$10.07	$12.67	$11.74
Net investment income(a)	0.13	0.28	0.35	0.29	0.16	0.14
Net realized and unrealized gain (loss)	1.79	2.45	1.65	1.95	(2.50)	2.02
Net increase (decrease) from investment operations	1.92	2.73	2.00	2.24	(2.34)	2.16
Distributions(b)
From net investment income	—	(0.02)	(0.45)	(0.30)	(0.11)	(0.78)
From net realized gain	—	(0.38)	(0.57)	—	(0.10)	(0.45)
Return of capital	—	—	—	—	(0.05)	—
Total distributions	—	(0.40)	(1.02)	(0.30)	(0.26)	(1.23)
Net asset value, end of period	$17.24	$15.32	$12.99	$12.01	$10.07	$12.67
Total Return(c)
Based on net asset value	12.53%(d)(e)	21.02%	16.50%	22.39%	(18.55)%	18.43%
Ratios to Average Net Assets(f)
Total expenses	0.75%(g)	0.77%	0.84%	1.09%	1.20%	1.47%
Total expenses after fees waived and/or reimbursed	0.52%(g)	0.50%	0.51%	0.51%	0.48%	0.53%
Net investment income	1.61%(g)	1.97%	2.64%	2.66%	1.54%	1.09%
Supplemental Data
Net assets, end of period (000)	$3,491	$2,402	$1,365	$1,094	$604	$596
Portfolio turnover rate(h)	1%	21%	12%	4%	26%	8%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Includes payment from an affiliate, which had no impact on the Fund’s total return.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Includes the purchases and sales share of the underlying funds and the Underlying Master Portfolios.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic 2065 Fund (continued)
	Investor A
	Six Months Ended 06/30/26 (unaudited)	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21

Net asset value, beginning of period	$15.23	$12.93	$11.97	$10.05	$12.66	$11.74
Net investment income(a)	0.11	0.24	0.32	0.28	0.14	0.11
Net realized and unrealized gain (loss)	1.78	2.43	1.65	1.92	(2.50)	2.02
Net increase (decrease) from investment operations	1.89	2.67	1.97	2.20	(2.36)	2.13
Distributions(b)
From net investment income	—	(0.02)	(0.44)	(0.28)	(0.10)	(0.76)
From net realized gain	—	(0.35)	(0.57)	—	(0.10)	(0.45)
Return of capital	—	—	—	—	(0.05)	—
Total distributions	—	(0.37)	(1.01)	(0.28)	(0.25)	(1.21)
Net asset value, end of period	$17.12	$15.23	$12.93	$11.97	$10.05	$12.66
Total Return(c)
Based on net asset value	12.41%(d)(e)	20.66%	16.29%	21.99%	(18.71)%	18.13%
Ratios to Average Net Assets(f)
Total expenses	1.00%(g)	1.02%	1.08%	1.31%	1.44%	1.72%
Total expenses after fees waived and/or reimbursed	0.77%(g)	0.75%	0.76%	0.72%	0.72%	0.78%
Net investment income	1.33%(g)	1.73%	2.41%	2.51%	1.35%	0.85%
Supplemental Data
Net assets, end of period (000)	$17,671	$14,925	$8,266	$2,502	$868	$722
Portfolio turnover rate(h)	1%	21%	12%	4%	26%	8%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Includes payment from an affiliate, which had no impact on the Fund’s total return.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Includes the purchases and sales share of the underlying funds and the Underlying Master Portfolios.
See notes to financial statements.

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic 2065 Fund (continued)
	Investor C
	Six Months Ended 06/30/26 (unaudited)	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21

Net asset value, beginning of period	$15.15	$12.87	$11.90	$9.99	$12.64	$11.74
Net investment income(a)	0.05	0.13	0.21	0.18	0.06	0.01
Net realized and unrealized gain (loss)	1.77	2.42	1.64	1.92	(2.50)	2.02
Net increase (decrease) from investment operations	1.82	2.55	1.85	2.10	(2.44)	2.03
Distributions(b)
From net investment income	—	(0.02)	(0.31)	(0.19)	(0.06)	(0.68)
From net realized gain	—	(0.25)	(0.57)	—	(0.10)	(0.45)
Return of capital	—	—	—	—	(0.05)	—
Total distributions	—	(0.27)	(0.88)	(0.19)	(0.21)	(1.13)
Net asset value, end of period	$16.97	$15.15	$12.87	$11.90	$9.99	$12.64
Total Return(c)
Based on net asset value	12.01%(d)(e)	19.76%	15.46%	21.08%	(19.38)%	17.30%
Ratios to Average Net Assets(f)
Total expenses	1.75%(g)	1.77%	1.84%	2.11%	2.20%	2.47%
Total expenses after fees waived and/or reimbursed	1.52%(g)	1.51%	1.51%	1.52%	1.48%	1.53%
Net investment income	0.59%(g)	0.93%	1.64%	1.61%	0.59%	0.08%
Supplemental Data
Net assets, end of period (000)	$1,228	$988	$849	$774	$553	$528
Portfolio turnover rate(h)	1%	21%	12%	4%	26%	8%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Includes payment from an affiliate, which had no impact on the Fund’s total return.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Includes the purchases and sales share of the underlying funds and the Underlying Master Portfolios.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic 2065 Fund (continued)
	Class K
	Six Months Ended 06/30/26 (unaudited)	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21

Net asset value, beginning of period	$15.36	$13.01	$12.03	$10.08	$12.67	$11.74
Net investment income(a)	0.15	0.33	0.39	0.33	0.18	0.18
Net realized and unrealized gain (loss)	1.79	2.46	1.64	1.95	(2.49)	2.01
Net increase (decrease) from investment operations	1.94	2.79	2.03	2.28	(2.31)	2.19
Distributions(b)
From net investment income	—	(0.02)	(0.48)	(0.33)	(0.13)	(0.81)
From net realized gain	—	(0.42)	(0.57)	—	(0.10)	(0.45)
Return of capital	—	—	—	—	(0.05)	—
Total distributions	—	(0.44)	(1.05)	(0.33)	(0.28)	(1.26)
Net asset value, end of period	$17.30	$15.36	$13.01	$12.03	$10.08	$12.67
Total Return(c)
Based on net asset value	12.63%(d)(e)	21.39%	16.73%	22.75%	(18.37)%	18.72%
Ratios to Average Net Assets(f)
Total expenses	0.50%(g)	0.51%	0.58%	0.84%	0.95%	1.22%
Total expenses after fees waived and/or reimbursed	0.27%(g)	0.25%	0.26%	0.25%	0.22%	0.28%
Net investment income	1.85%(g)	2.28%	2.91%	2.94%	1.72%	1.35%
Supplemental Data
Net assets, end of period (000)	$81,216	$64,372	$22,536	$7,335	$3,655	$4,242
Portfolio turnover rate(h)	1%	21%	12%	4%	26%	8%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Includes payment from an affiliate, which had no impact on the Fund’s total return.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Includes the purchases and sales share of the underlying funds and the Underlying Master Portfolios.
See notes to financial statements.

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic 2065 Fund (continued)
	Class R
	Six Months Ended 06/30/26 (unaudited)	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21

Net asset value, beginning of period	$15.24	$12.94	$11.96	$10.03	$12.65	$11.74
Net investment income(a)	0.09	0.21	0.29	0.23	0.11	0.08
Net realized and unrealized gain (loss)	1.78	2.44	1.65	1.95	(2.49)	2.01
Net increase (decrease) from investment operations	1.87	2.65	1.94	2.18	(2.38)	2.09
Distributions(b)
From net investment income	—	(0.02)	(0.39)	(0.25)	(0.09)	(0.73)
From net realized gain	—	(0.33)	(0.57)	—	(0.10)	(0.45)
Return of capital	—	—	—	—	(0.05)	—
Total distributions	—	(0.35)	(0.96)	(0.25)	(0.24)	(1.18)
Net asset value, end of period	$17.11	$15.24	$12.94	$11.96	$10.03	$12.65
Total Return(c)
Based on net asset value	12.27%(d)(e)	20.44%	16.07%	21.82%	(18.92)%	17.86%
Ratios to Average Net Assets(f)
Total expenses	1.20%(g)	1.22%	1.29%	1.59%	1.65%	1.92%
Total expenses after fees waived and/or reimbursed	0.97%(g)	0.95%	0.96%	0.99%	0.93%	0.98%
Net investment income	1.19%(g)	1.52%	2.19%	2.14%	1.05%	0.63%
Supplemental Data
Net assets, end of period (000)	$1,281	$823	$570	$509	$445	$509
Portfolio turnover rate(h)	1%	21%	12%	4%	26%	8%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Includes payment from an affiliate, which had no impact on the Fund’s total return.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Includes the purchases and sales share of the underlying funds and the Underlying Master Portfolios.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic 2070 Fund
	Institutional
	Six Months Ended 06/30/26 (unaudited)	Year Ended 12/31/25	Period from 09/24/24(a) to 12/31/24

Net asset value, beginning of period	$11.50	$9.81	$10.00
Net investment income(b)	0.09	0.21	0.08
Net realized and unrealized gain (loss)	1.37	1.82	(0.21)
Net increase (decrease) from investment operations	1.46	2.03	(0.13)
Distributions from net investment income(c)	—	(0.34)	(0.06)
Net asset value, end of period	$12.96	$11.50	$9.81
Total Return(d)
Based on net asset value	12.70%(e)(f)	20.98%	(1.35)%(f)
Ratios to Average Net Assets(g)
Total expenses	1.18%(h)	1.44%	1.40%(h)(i)
Total expenses after fees waived and/or reimbursed	0.51%(h)	0.50%	0.49%(h)
Net investment income	1.57%(h)	2.00%	2.88%(h)
Supplemental Data
Net assets, end of period (000)	$141	$115	$98
Portfolio turnover rate(j)	12%	41%	10%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Includes payment from an affiliate, which had no impact on the Fund’s total return.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Audit costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 2.80%.
(j)	Includes the purchases and sales share of the underlying funds and the Underlying Master Portfolios.
See notes to financial statements.

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic 2070 Fund (continued)
	Investor A
	Six Months Ended 06/30/26 (unaudited)	Year Ended 12/31/25	Period from 09/24/24(a) to 12/31/24

Net asset value, beginning of period	$11.49	$9.81	$10.00
Net investment income(b)	0.09	0.19	0.07
Net realized and unrealized gain (loss)	1.34	1.81	(0.21)
Net increase (decrease) from investment operations	1.43	2.00	(0.14)
Distributions from net investment income(c)	—	(0.32)	(0.05)
Net asset value, end of period	$12.92	$11.49	$9.81
Total Return(d)
Based on net asset value	12.45%(e)(f)	20.73%	(1.42)%(f)
Ratios to Average Net Assets(g)
Total expenses	1.44%(h)	1.67%	1.65%(h)(i)
Total expenses after fees waived and/or reimbursed	0.76%(h)	0.75%	0.75%(h)
Net investment income	1.48%(h)	1.79%	2.62%(h)
Supplemental Data
Net assets, end of period (000)	$395	$189	$98
Portfolio turnover rate(j)	12%	41%	10%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)	Includes payment from an affiliate, which had no impact on the Fund’s total return.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Audit costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 3.04%.
(j)	Includes the purchases and sales share of the underlying funds and the Underlying Master Portfolios.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic 2070 Fund (continued)
	Investor C
	Six Months Ended 06/30/26 (unaudited)	Year Ended 12/31/25	Period from 09/24/24(a) to 12/31/24

Net asset value, beginning of period	$11.41	$9.81	$10.00
Net investment income(b)	0.03	0.10	0.05
Net realized and unrealized gain (loss)	1.35	1.82	(0.21)
Net increase (decrease) from investment operations	1.38	1.92	(0.16)
Distributions from net investment income(c)	—	(0.32)	(0.03)
Net asset value, end of period	$12.79	$11.41	$9.81
Total Return(d)
Based on net asset value	12.09%(e)(f)	19.84%	(1.61)%(f)
Ratios to Average Net Assets(g)
Total expenses	2.19%(h)	2.44%	2.40%(h)(i)
Total expenses after fees waived and/or reimbursed	1.52%(h)	1.50%	1.49%(h)
Net investment income	0.55%(h)	0.99%	1.87%(h)
Supplemental Data
Net assets, end of period (000)	$128	$114	$98
Portfolio turnover rate(j)	12%	41%	10%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)	Includes payment from an affiliate, which had no impact on the Fund’s total return.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Audit costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 3.79%.
(j)	Includes the purchases and sales share of the underlying funds and the Underlying Master Portfolios.
See notes to financial statements.

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic 2070 Fund (continued)
	Class K
	Six Months Ended 06/30/26 (unaudited)	Year Ended 12/31/25	Period from 09/24/24(a) to 12/31/24

Net asset value, beginning of period	$11.50	$9.81	$10.00
Net investment income(b)	0.11	0.25	0.08
Net realized and unrealized gain (loss)	1.36	1.81	(0.21)
Net increase (decrease) from investment operations	1.47	2.06	(0.13)
Distributions from net investment income(c)	—	(0.37)	(0.06)
Net asset value, end of period	$12.97	$11.50	$9.81
Total Return(d)
Based on net asset value	12.78%(e)(f)	21.26%	(1.29)%(f)
Ratios to Average Net Assets(g)
Total expenses	0.93%(h)	1.18%	1.15%(h)(i)
Total expenses after fees waived and/or reimbursed	0.26%(h)	0.25%	0.24%(h)
Net investment income	1.85%(h)	2.35%	3.13%(h)
Supplemental Data
Net assets, end of period (000)	$7,167	$5,514	$3,530
Portfolio turnover rate(j)	12%	41%	10%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Includes payment from an affiliate, which had no impact on the Fund’s total return.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Audit costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 2.54%.
(j)	Includes the purchases and sales share of the underlying funds and the Underlying Master Portfolios.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® Dynamic 2070 Fund (continued)
	Class R
	Six Months Ended 06/30/26 (unaudited)	Year Ended 12/31/25	Period from 09/24/24(a) to 12/31/24

Net asset value, beginning of period	$11.47	$9.81	$10.00
Net investment income(b)	0.08	0.16	0.07
Net realized and unrealized gain (loss)	1.34	1.82	(0.22)
Net increase (decrease) from investment operations	1.42	1.98	(0.15)
Distributions from net investment income(c)	—	(0.32)	(0.04)
Net asset value, end of period	$12.89	$11.47	$9.81
Total Return(d)
Based on net asset value	12.38%(e)(f)	20.45%	(1.47)%(f)
Ratios to Average Net Assets(g)
Total expenses	1.64%(h)	1.88%	1.85%(h)(i)
Total expenses after fees waived and/or reimbursed	0.96%(h)	0.95%	0.94%(h)
Net investment income	1.25%(h)	1.54%	2.42%(h)
Supplemental Data
Net assets, end of period (000)	$223	$144	$98
Portfolio turnover rate(j)	12%	41%	10%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Includes payment from an affiliate, which had no impact on the Fund’s total return.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Audit costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 3.24%.
(j)	Includes the purchases and sales share of the underlying funds and the Underlying Master Portfolios.
See notes to financial statements.

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited)

1.
ORGANIZATION
BlackRock Funds III (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  The Trust is organized as a Delaware statutory trust.  The following, each of which is a series of the Trust, are referred to herein collectively as the “Funds” or individually as a “Fund”:
Fund Name	Herein Referred To As	Diversification Classification
BlackRock LifePath® Dynamic Retirement Fund	LifePath Dynamic Retirement Fund	Diversified
BlackRock LifePath® Dynamic 2030 Fund	LifePath Dynamic 2030 Fund	Diversified
BlackRock LifePath® Dynamic 2035 Fund	LifePath Dynamic 2035 Fund	Diversified
BlackRock LifePath® Dynamic 2040 Fund	LifePath Dynamic 2040 Fund	Diversified
BlackRock LifePath® Dynamic 2045 Fund	LifePath Dynamic 2045 Fund	Diversified
BlackRock LifePath® Dynamic 2050 Fund	LifePath Dynamic 2050 Fund	Diversified
BlackRock LifePath® Dynamic 2055 Fund	LifePath Dynamic 2055 Fund	Diversified
BlackRock LifePath® Dynamic 2060 Fund	LifePath Dynamic 2060 Fund	Diversified
BlackRock LifePath® Dynamic 2065 Fund	LifePath Dynamic 2065 Fund	Diversified
BlackRock LifePath® Dynamic 2070 Fund	LifePath Dynamic 2070 Fund	Diversified
As of period end, the investment of LifePath Dynamic Retirement Fund, LifePath Dynamic 2030 Fund, LifePath Dynamic 2035 Fund, LifePath Dynamic 2040 Fund, LifePath Dynamic 2045 Fund, LifePath Dynamic 2050 Fund, LifePath Dynamic 2055 Fund, LifePath Dynamic 2060 Fund, LifePath Dynamic 2065 Fund and LifePath Dynamic 2070 Fund in the Diversified Equity Alpha Master Portfolio represented 24.6%, 32.1%, 36.7%, 38.3%, 41.6%, 46.1%, 50.6%, 50.5%, 50.5% and 46.4% respectively, of net assets. As such, financial statements of the Diversified Equity Alpha Master Portfolio, including the Schedules of Investments, should be read in conjunction with each respective Fund’s financial statements. Diversified Equity Alpha Master Portfolio’s financial statements are available, without charge, on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at sec.gov.
The Funds will generally invest in other registered investment companies (each, an “Underlying Fund” and collectively, the “Underlying Funds”) that are managed by subsidiaries of BlackRock, Inc. (“BlackRock”) and its affiliates, which are affiliates of the Funds. The Funds may also invest in other master portfolios (“Underlying Master Portfolios”) that are managed by subsidiaries of BlackRock.
The value of a Fund’s investment in each of Diversified Equity Alpha Master Portfolio and International Tilts Master Portfolio reflects that Fund’s proportionate interest in the net assets of that master portfolio. As of period end, the Funds held interests in Underlying Master Portfolios as follows:
Fund Name	Diversified Equity Alpha Master Portfolio	International Tilts Master Portfolio
LifePath Dynamic Retirement Fund	4.2%	3.8%
LifePath Dynamic 2030 Fund	5.9	5.6
LifePath Dynamic 2035 Fund	5.9	6.1
LifePath Dynamic 2040 Fund	8.0	9.3
LifePath Dynamic 2045 Fund	6.3	6.5
LifePath Dynamic 2050 Fund	7.4	6.9
LifePath Dynamic 2055 Fund	6.4	5.5
LifePath Dynamic 2060 Fund	3.4	2.9
LifePath Dynamic 2065 Fund	1.9	1.6
LifePath Dynamic 2070 Fund	0.1	0.1
Each Fund offers multiple classes of shares.  All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares.  Institutional and Class K Shares are sold only to certain eligible investors.  Investor A, Investor C and Class R Shares bear certain expenses related to shareholder servicing of such shares, and Investor C and Class R Shares also bear certain expenses related to the distribution of such shares.  Investor A and Investor C Shares are generally available through financial intermediaries.  Class R Shares are sold only to certain employer-sponsored retirement plans.  Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor C shareholders may vote on material changes to the Investor A Shares distribution and service plan).
Share Class	Initial Sales Charge	CDSC	Conversion Privilege
Institutional, Class K and Class R Shares	No	No	None
Investor A Shares	Yes	No(a)	None
Investor C Shares	No	Yes(b)	To Investor A Shares after approximately 8 years

(a)	Investor A Shares may be subject to a contingent deferred sales charge (“CDSC”) for certain redemptions where no initial sales charge was paid at the time of purchase.
(b)	A CDSC of 1.00% is assessed on certain redemptions of Investor C Shares made within one year after purchase.
The Funds, together with certain other registered investment companies advised by BlackRock Fund Advisors (“BFA” or the “Manager”) or its affiliates, are included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)

2.
SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition:  For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.  Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value.  Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Each Fund records daily its proportionate share of the Diversified Equity Alpha Master Portfolio and International Tilts Master Portfolios’ income, expenses and realized and unrealized gains and losses.
Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments.  Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Cash: The Funds may maintain cash at their custodian, which at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.
Distributions:  Distributions paid by the Funds are recorded on the ex-dividend dates.  Distributions from net investment income are declared and paid annually.  Distributions of capital gains are recorded on the ex-dividend dates and made at least annually.  The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.
Other:  Expenses directly related to a Fund or its classes are charged to that Fund or the applicable class. Expenses directly related to the Funds and other shared expenses prorated to the Funds are allocated daily to each class based on their relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
Segment Reporting: The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within each Fund’s financial statements.
3.
INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of each Fund (the “Board”) has approved the designation of each Fund’s Manager  as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
•Shares of underlying exchange-traded closed-end funds or other exchange-traded funds (“ETFs”) are valued at their most recent closing price. ETFs and closed-end funds traded on a recognized exchange for which there were no sales on that day may be valued at the last trade or last available bid (long positions) or ask (short positions) price.
•Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
•Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
•Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE based on that day’s prevailing forward exchange rate for the underlying currencies.
•The Funds record their proportionate investment in the Underlying Master Portfolios at fair value, which is based upon their pro rata ownership in the net assets of the Underlying Master Portfolios.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
•Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
•Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.  Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors.  The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
As of June 30, 2026, certain investments of the Funds were fair valued using NAV as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
4.
SECURITIES AND OTHER INVESTMENTS
Securities Lending: The Funds may lend their securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Funds collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral is returned by the Fund, on the next business day. During the term of the loan, the Funds are entitled to all distributions made on or in respect of the loaned securities, but do not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Institutional Trust Company, N.A. (“BTC”), if any, is disclosed in the Schedules of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Funds’ Schedules of Investments. The market value of any securities on loan
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)

and the value of related collateral, if any, are shown separately in the  Statements of Assets and Liabilities as a component of investments at value – affiliated and collateral on securities loaned, respectively.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the Funds’ securities on loan by counterparty which are subject to offset under an MSLA:
Fund Name/Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
LifePath Dynamic Retirement Fund
J.P. Morgan Securities LLC	$ 357,368	$ (357,368)	$ —	$ —
Morgan Stanley	2,552,818	(2,552,818)	—	—
TD Securities (USA) LLC	3,620	(3,620)	—	—
	$ 2,913,806	$ (2,913,806)	$ —	$ —
LifePath Dynamic 2030 Fund
J.P. Morgan Securities LLC	$ 80,696	$ (80,696)	$ —	$ —
Morgan Stanley	1,168,234	(1,168,234)	—	—
Virtu Americas LLC	1,210,440	(1,210,440)	—	—
	$ 2,459,370	$ (2,459,370)	$ —	$ —
LifePath Dynamic 2035 Fund
Citigroup Global Markets, Inc.	$ 549,223	$ (549,223)	$ —	$ —
Morgan Stanley	1,198,912	(1,198,912)	—	—
RBC Capital Markets LLC	122,592	(122,592)	—	—
TD Securities (USA) LLC	38,420	(38,420)	—	—
UBS AG	348,772	(348,772)	—	—
Virtu Americas LLC	530,288	(530,288)	—	—
	$ 2,788,207	$ (2,788,207)	$ —	$ —
LifePath Dynamic 2040 Fund
J.P. Morgan Securities LLC	$ 66,677	$ (66,677)	$ —	$ —
Morgan Stanley	5,508,468	(5,508,468)	—	—
Virtu Americas LLC	305,492	(305,492)	—	—
	$ 5,880,637	$ (5,880,637)	$ —	$ —
LifePath Dynamic 2045 Fund
Goldman Sachs & Co. LLC	$ 12,799,638	$ (12,799,638)	$ —	$ —
Morgan Stanley	403,480	(403,480)	—	—
Virtu Americas LLC	1,959,760	(1,959,760)	—	—
	$ 15,162,878	$ (15,162,878)	$ —	$ —
LifePath Dynamic 2050 Fund
Goldman Sachs & Co. LLC	$ 5,260,491	$ (5,260,491)	$ —	$ —
Goldman Sachs International	17,891,010	(17,891,010)	—	—
J.P. Morgan Securities LLC	956,824	(956,824)	—	—
Morgan Stanley	57,640	(57,640)	—	—
TD Securities (USA) LLC	157,794	(157,794)	—	—
UBS AG	11,578,718	(11,578,718)	—	—
Virtu Americas LLC	974,116	(974,116)	—	—
	$ 36,876,593	$ (36,876,593)	$ —	$ —
LifePath Dynamic 2055 Fund
Barclays Bank PLC	$ 140,599	$ (140,599)	$ —	$ —
BNP Paribas SA	1,735,695	(1,735,695)	—	—
Citigroup Global Markets, Inc.	737,304	(737,304)	—	—
J.P. Morgan Securities LLC	4,177,122	(4,177,122)	—	—
Mizuho Securities USA LLC	863,835	(863,835)	—	—
Morgan Stanley	19,038,069	(19,038,069)	—	—
TD Securities (USA) LLC	4,465,014	(4,465,014)	—	—
UBS AG	2,514,710	(2,514,710)	—	—

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)

Fund Name/Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
LifePath Dynamic 2055 Fund (continued)
Virtu Americas LLC	$ 892,446	$ (892,446)	$ —	$ —
Wells Fargo Bank N.A.	845,595	(845,595)	—	—
	$ 35,410,389	$ (35,410,389)	$ —	$ —
LifePath Dynamic 2060 Fund
Goldman Sachs International	$ 13,235,787	$ (13,235,787)	$ —	$ —
J.P. Morgan Securities LLC	2,161,500	(2,161,500)	—	—
Morgan Stanley	3,846,877	(3,846,877)	—	—
TD Securities (USA) LLC	69,271	(69,271)	—	—
	$ 19,313,435	$ (19,313,435)	$ —	$ —
LifePath Dynamic 2065 Fund
Citigroup Global Markets, Inc.	$ 57,686	$ (57,686)	$ —	$ —
Goldman Sachs International	5,126,976	(5,126,976)	—	—
J.P. Morgan Securities LLC	1,843,945	(1,843,945)	—	—
Morgan Stanley	3,829,795	(3,829,795)	—	—
TD Securities (USA) LLC	12,106	(12,106)	—	—
Wells Fargo Bank N.A.	1,068,120	(1,068,120)	—	—
	$ 11,938,628	$ (11,938,628)	$ —	$ —
LifePath Dynamic 2070 Fund
Citigroup Global Markets, Inc.	$ 122,283	$ (122,283)	$ —	$ —
HSBC Bank PLC	29,468	(29,468)	—	—
J.P. Morgan Securities LLC	155,628	(155,628)	—	—
RBC Capital Markets LLC	6,950	(6,950)	—	—
TD Securities (USA) LLC	236,148	(236,148)	—	—
	$ 550,477	$ (550,477)	$ —	$ —

(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s
Statements of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5.
DERIVATIVE FINANCIAL INSTRUMENTS
The Funds engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Funds and/or to manage their exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedules of Investments. These contracts may be transacted on an exchange or over-the-counter (“OTC”).
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
Forward Foreign Currency Exchange Contracts: Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)

A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Funds are denominated and in some cases, may be used to obtain exposure to a particular market. The contracts are traded OTC and not on an organized exchange.
The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the Statements of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount(s) reflected in the Statements of Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Statements of Assets and Liabilities. The Funds’ risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Funds.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, a Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds and the counterparty.
Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately in the Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Funds.  Any additional required collateral is delivered to/pledged by the Funds on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Funds from the counterparty are not fully collateralized, each Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Funds have delivered collateral to a counterparty and stand ready to perform under the terms of their agreement with such counterparty, each Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statements of Assets and Liabilities.
6.
INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Trust, on behalf of each Fund, entered into an Investment Advisory Agreement with the Manager, the Funds’ investment adviser and an indirect, majority-owned subsidiary of BlackRock, to provide investment advisory services. The Manager is responsible for the management of each Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Fund.
For such services, each Fund pays the Manager a monthly fee at an annual rate equal to 0.30% of the average daily value of each Fund’s net assets.
With respect to each Fund, the Manager entered into separate sub-advisory agreements with each of BlackRock International Limited (“BIL”) and BlackRock (Singapore) Limited (“BSL”) (collectively, the “Sub-Advisers”), each an affiliate of the Manager. The Manager pays each Sub-Adviser for services it provides for that portion of each Fund for which BIL and BSL acts as sub-adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by each Fund to the Manager.
Service and Distribution Fees:  The Trust, on behalf of each Fund, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, each Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of each Fund as follows:
Share Class	Service Fees	Distribution Fees
Investor A	0.25%	N/A
Investor C	0.25	0.75%
Class R	0.25	0.25
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Funds. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)

For the six months ended June 30, 2026, the following table shows the class specific service and distribution fees borne directly by each share class of each Fund:
Fund Name	Investor A	Investor C	Class R	Total
LifePath Dynamic Retirement Fund	$ 157,588	$ 11,820	$ 33,426	$ 202,834
LifePath Dynamic 2030 Fund	166,198	10,915	27,503	204,616
LifePath Dynamic 2035 Fund	60,060	17,119	22,392	99,571
LifePath Dynamic 2040 Fund	195,910	14,647	38,306	248,863
LifePath Dynamic 2045 Fund	59,377	8,376	32,754	100,507
LifePath Dynamic 2050 Fund	140,140	8,460	29,610	178,210
LifePath Dynamic 2055 Fund	55,142	8,526	23,610	87,278
LifePath Dynamic 2060 Fund	18,683	482	19,448	38,613
LifePath Dynamic 2065 Fund	20,208	5,482	2,538	28,228
LifePath Dynamic 2070 Fund	337	596	410	1,343
Administration:  The Trust, on behalf of each Fund, entered into an Administration Agreement with BlackRock Advisors, LLC (“BAL” or the “Administrator”), which has agreed to provide general administrative services (other than investment advice and related portfolio activities). BAL has agreed to bear all of the Funds’ ordinary operating expenses, excluding, generally, investment advisory fees, distribution fees, brokerage and other expenses related to the execution of portfolio transactions, extraordinary expenses and certain other expenses which are borne by the Funds. BAL may delegate certain of its administration duties to sub-administrators. BAL is entitled to receive for these administrative services an annual fee of 0.29% based on the average daily net assets of each Fund’s Institutional, Investor A and Investor C Shares, 0.04% of the average daily net assets of Class K Shares and 0.24% of the average daily net assets of Class R Shares.
From time to time, BAL may waive such fees in whole or in part. Any such waiver will reduce the expenses of the Funds and, accordingly, have a favorable impact on their performance.
For the six months ended June 30, 2026, the following table shows the class specific administration fees borne directly by each share class of each Fund:
Fund Name	Institutional	Investor A	Investor C	Class K	Class R	Total
LifePath Dynamic Retirement Fund	$ 52,164	$ 182,802	$ 3,428	$ 62,466	$ 16,045	$ 316,905
LifePath Dynamic 2030 Fund	71,663	192,789	3,166	66,111	13,201	346,930
LifePath Dynamic 2035 Fund	21,199	69,669	4,965	74,509	10,748	181,090
LifePath Dynamic 2040 Fund	79,538	227,256	4,247	67,666	18,387	397,094
LifePath Dynamic 2045 Fund	12,859	68,877	2,429	66,228	15,722	166,115
LifePath Dynamic 2050 Fund	35,514	162,562	2,453	55,932	14,213	270,674
LifePath Dynamic 2055 Fund	15,004	63,964	2,473	52,872	11,333	145,646
LifePath Dynamic 2060 Fund	13,754	21,672	140	28,234	9,335	73,135
LifePath Dynamic 2065 Fund	4,068	23,441	1,590	14,323	1,218	44,640
LifePath Dynamic 2070 Fund	184	391	173	1,236	197	2,181
Other Fees:  For the six months ended June 30, 2026, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of each Fund’s Investor A Shares as follows:
Fund Name	Investor A
LifePath Dynamic Retirement Fund	$ 447
LifePath Dynamic 2030 Fund	269
LifePath Dynamic 2035 Fund	477
LifePath Dynamic 2040 Fund	275
LifePath Dynamic 2045 Fund	1,300
LifePath Dynamic 2050 Fund	477
LifePath Dynamic 2055 Fund	665
LifePath Dynamic 2060 Fund	461
LifePath Dynamic 2065 Fund	518
LifePath Dynamic 2070 Fund	13
For the six months ended June 30, 2026, affiliates received CDSCs as follows:
Fund Name	Investor C
LifePath Dynamic 2030 Fund	$ 18
LifePath Dynamic 2035 Fund	60
LifePath Dynamic 2040 Fund	362
LifePath Dynamic 2050 Fund	71
LifePath Dynamic 2055 Fund	40
LifePath Dynamic 2060 Fund	49
LifePath Dynamic 2065 Fund	70
Expense Waivers and Reimbursements:  With respect to each Fund, the Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to the Manager  indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2027. The contractual agreement may be terminated upon 90 days’ notice by a majority of the trustees who are not “interested persons” of the Trust, as defined in the 1940 Act
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)

(“Independent Trustees”), or by a vote of a majority of the outstanding voting securities of a Fund. These amounts are included in fees waived and/or reimbursed by the Administrator/Manager in the Statements of Operations. For the six months ended June 30, 2026, the amounts waived were as follows:
Fund Name	Fees Waived and/or Reimbursed by the Administrator/Manager
LifePath Dynamic Retirement Fund	$ 9,901
LifePath Dynamic 2030 Fund	16,561
LifePath Dynamic 2035 Fund	12,515
LifePath Dynamic 2040 Fund	14,408
LifePath Dynamic 2045 Fund	11,416
LifePath Dynamic 2050 Fund	9,907
LifePath Dynamic 2055 Fund	4,970
LifePath Dynamic 2060 Fund	3,429
LifePath Dynamic 2065 Fund	2,087
LifePath Dynamic 2070 Fund	88
The Manager and the Administrator have contractually agreed to reimburse each Fund for acquired fund fees and expenses up to a maximum amount equal to the combined investment advisory fee and administration fee of each share class through June 30, 2027. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees or by a vote of a majority of the outstanding voting securities of a Fund. These amounts are included in fees waived and/or reimbursed by the Administrator/Manager in the Statements of Operations. For the six months ended June 30, 2026, the amounts waived were as follows:
Fund Name	Fees Waived and/or Reimbursed by the Administrator/Manager
LifePath Dynamic Retirement Fund	$ 420,254
LifePath Dynamic 2030 Fund	474,059
LifePath Dynamic 2035 Fund	447,621
LifePath Dynamic 2040 Fund	604,600
LifePath Dynamic 2045 Fund	418,491
LifePath Dynamic 2050 Fund	427,487
LifePath Dynamic 2055 Fund	320,998
LifePath Dynamic 2060 Fund	170,670
LifePath Dynamic 2065 Fund	90,386
LifePath Dynamic 2070 Fund	6,805
The fees and expenses of the Trust’s Independent Trustees, counsel to the Independent Trustees and the Funds’ independent registered public accounting firm (together, the “independent expenses”) are paid directly by the Funds. Each of the Manager and the Administrator has contractually agreed to reimburse the Funds or provide an offsetting credit against the investment advisory fees paid by the Funds in an amount equal to these independent expenses through June 30, 2036. These amounts are included in fees waived and/or reimbursed by the Administrator/Manager in the Statements of Operations. For the six months ended June 30, 2026, the amounts waived were as follows:
Fund Name	Fees Waived and/or Reimbursed by the Administrator/Manager
LifePath Dynamic Retirement Fund	$ 18,218
LifePath Dynamic 2030 Fund	18,482
LifePath Dynamic 2035 Fund	18,170
LifePath Dynamic 2040 Fund	18,721
LifePath Dynamic 2045 Fund	17,962
LifePath Dynamic 2050 Fund	18,075
LifePath Dynamic 2055 Fund	17,574
LifePath Dynamic 2060 Fund	16,882
LifePath Dynamic 2065 Fund	16,529
LifePath Dynamic 2070 Fund	16,099
Securities Lending:  The SEC has issued an exemptive order which permits BTC, an affiliate of the Manager, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. The Funds are responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by the Manager or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Funds bear to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund’s total net redemptions on a single day exceed 5% of the money market fund’s net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)

Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the securities lending agreement effective as of January 1, 2026, each Fund retains 82% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specific threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 85%  of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70%  of the total of securities lending income plus the collateral investment fees.
Pursuant to the securities lending agreement effective as of January 1, 2025, identical securities lending arrangements were in place for each Trust for the calendar year ended December 31, 2025.
The share of securities lending income earned by each Fund is shown as securities lending income — affiliated — net in the Statements of Operations. For the six months ended June 30, 2026, each Fund paid BTC the following amounts for securities lending agent services:
Fund Name	Amounts
LifePath Dynamic Retirement Fund	$ 4,380
LifePath Dynamic 2030 Fund	6,979
LifePath Dynamic 2035 Fund	7,253
LifePath Dynamic 2040 Fund	10,431
LifePath Dynamic 2045 Fund	10,927
LifePath Dynamic 2050 Fund	19,131
LifePath Dynamic 2055 Fund	11,537
LifePath Dynamic 2060 Fund	10,246
LifePath Dynamic 2065 Fund	4,253
LifePath Dynamic 2070 Fund	448
Trustees and Officers:  Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates.
Other Transactions:  During the six months ended June 30, 2026, LifePath Dynamic 2035 Fund, LifePath Dynamic 2040 Fund, LifePath Dynamic 2045 Fund, LifePath Dynamic 2050 Fund, LifePath Dynamic 2055 Fund, LifePath Dynamic 2060 Fund, LifePath Dynamic 2065 Fund and LifePath Dynamic 2070 Fund, respectively, received a reimbursement of $1,611, $1,632, $3,938, $5,704, $5,484, $2,831, $2,758 and $122, respectively, from an affiliate, which is included in payment by affiliate in the Statements of Operations, related to an operating event.
Each Fund may invest its positive cash balances in certain money market funds managed by the Manager or an affiliate. The income earned on these temporary cash investments is shown as income-affiliated in the Statements of Operations.
7.
PURCHASES AND SALES
For the six months ended June 30, 2026, purchases and sales of investments in the Underlying Funds and the Underlying Master Portfolios, excluding short-term securities, were as follows:
Fund Name	Purchases	Sales
LifePath Dynamic Retirement Fund	$13,848,538	$44,319,865
LifePath Dynamic 2030 Fund	20,552,599	51,787,145
LifePath Dynamic 2035 Fund	20,140,204	45,091,711
LifePath Dynamic 2040 Fund	20,510,771	33,776,123
LifePath Dynamic 2045 Fund	19,819,517	16,415,502
LifePath Dynamic 2050 Fund	14,156,513	29,748,683
LifePath Dynamic 2055 Fund	23,210,488	21,979,480
LifePath Dynamic 2060 Fund	9,030,951	6,625,705
LifePath Dynamic 2065 Fund	15,491,788	540,144
LifePath Dynamic 2070 Fund	1,446,630	788,213
8.
INCOME TAX INFORMATION
It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)

Management has analyzed tax laws and regulations and their application to the Funds as of June 30, 2026, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
As of December 31, 2025, the Funds had non-expiring capital loss carryforwards and qualified late-year losses as follows:
Fund Name	Non-Expiring Capital Loss Carryforwards(a)	Qualified Late-Year Ordinary Losses(b)
LifePath Dynamic Retirement Fund	$ —	$ (706,905)
LifePath Dynamic 2030 Fund	—	(551,408)
LifePath Dynamic 2035 Fund	—	(948,760)
LifePath Dynamic 2040 Fund	—	(794,079)
LifePath Dynamic 2045 Fund	—	(897,132)
LifePath Dynamic 2050 Fund	—	(954,526)
LifePath Dynamic 2055 Fund	—	(971,300)
LifePath Dynamic 2060 Fund	—	(590,316)
LifePath Dynamic 2070 Fund	(182,795)	(20,861)

(a)	Amounts available to offset future realized capital gains.
(b)	The Fund has elected to defer these qualified late-year losses and recognize such losses in the next taxable year.
As of June 30, 2026, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
Fund Name	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
LifePath Dynamic Retirement Fund	$ 395,360,118	$ 102,753,385	$ (19,655,890)	$ 83,097,495
LifePath Dynamic 2030 Fund	450,587,716	89,463,689	(23,388,116)	66,075,573
LifePath Dynamic 2035 Fund	380,100,220	75,148,430	(7,216,373)	67,932,057
LifePath Dynamic 2040 Fund	466,128,115	127,221,417	(8,840,717)	118,380,700
LifePath Dynamic 2045 Fund	362,293,674	75,896,554	(5,204,580)	70,691,974
LifePath Dynamic 2050 Fund	388,093,160	106,790,823	(12,032,894)	94,757,929
LifePath Dynamic 2055 Fund	315,973,632	72,531,578	(3,704,866)	68,826,712
LifePath Dynamic 2060 Fund	169,100,843	37,381,725	(2,329,800)	35,051,925
LifePath Dynamic 2065 Fund	99,604,559	17,953,294	(1,583,031)	16,370,263
LifePath Dynamic 2070 Fund	7,243,255	1,348,559	(80,174)	1,268,385
9.
BANK BORROWINGS
The Trust, on behalf of each Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Funds may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Funds, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the Fed Funds rate (but in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured Overnight Financing Rate (“SOFR”) (but in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2027 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds.  During the six months ended June 30, 2026, the Funds did not borrow under the credit agreement.
10.
PRINCIPAL RISKS
In the normal course of business, each Fund invests through their investments in the Underlying Funds and the Master Portfolios in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which each Fund is subject.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
11.
CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
	Six Months Ended 06/30/26		Year Ended 12/31/25
Fund Name / Share Class	Shares	Amounts	Shares	Amounts
LifePath Dynamic Retirement Fund
Institutional
Shares sold	171,309	$ 1,749,327	397,842	$ 3,847,693
Shares issued in reinvestment of distributions	—	—	171,948	1,699,060
Shares redeemed	(347,201)	(3,514,122)	(866,956)	(8,429,651)
	(175,892)	$ (1,764,795)	(297,166)	$ (2,882,898)
Investor A
Shares sold and automatic conversion of shares	1,195,782	$ 9,582,447	3,208,140	$ 24,805,459
Shares issued in reinvestment of distributions	—	—	930,765	7,259,781
Shares redeemed	(2,185,632)	(17,460,670)	(4,134,755)	(32,073,982)
	(989,850)	$ (7,878,223)	4,150	$ (8,742)
Investor C
Shares sold	28,274	$ 278,434	40,699	$ 386,418
Shares issued in reinvestment of distributions	—	—	9,096	86,991
Shares redeemed and automatic conversion of shares	(21,278)	(206,421)	(91,295)	(853,922)
	6,996	$ 72,013	(41,500)	$ (380,513)
Class K
Shares sold	3,816,472	$ 38,286,925	12,573,254	$ 121,422,102
Shares issued in reinvestment of distributions	—	—	1,598,561	15,710,795
Shares redeemed	(7,708,245)	(78,197,224)	(8,391,463)	(81,337,368)
	(3,891,773)	$ (39,910,299)	5,780,352	$ 55,795,529
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)

	Six Months Ended 06/30/26		Year Ended 12/31/25
Fund Name / Share Class (continued)	Shares	Amounts	Shares	Amounts
LifePath Dynamic Retirement Fund (continued)
Class R
Shares sold	211,038	$ 2,086,347	335,815	$ 3,167,865
Shares issued in reinvestment of distributions	—	—	58,562	565,967
Shares redeemed	(124,706)	(1,221,521)	(462,973)	(4,455,789)
	86,332	$ 864,826	(68,596)	$ (721,957)
	(4,964,187)	$ (48,616,478)	5,377,240	$ 51,801,419

	Six Months Ended 06/30/26		Year Ended 12/31/25
Fund Name / Share Class	Shares	Amounts	Shares	Amounts
LifePath Dynamic 2030 Fund
Institutional
Shares sold	149,361	$ 2,273,984	458,996	$ 6,320,292
Shares issued in reinvestment of distributions	—	—	133,790	1,954,501
Shares redeemed	(267,380)	(4,054,049)	(727,917)	(10,434,605)
	(118,019)	$ (1,780,065)	(135,131)	$ (2,159,812)
Investor A
Shares sold and automatic conversion of shares	690,497	$ 9,719,372	2,060,273	$ 27,194,328
Shares issued in reinvestment of distributions	—	—	405,274	5,514,438
Shares redeemed	(1,224,427)	(17,149,315)	(3,029,986)	(39,984,909)
	(533,930)	$ (7,429,943)	(564,439)	$ (7,276,143)
Investor C
Shares sold	8,186	$ 118,795	16,067	$ 217,048
Shares issued in reinvestment of distributions	—	—	4,792	67,174
Shares redeemed and automatic conversion of shares	(3,022)	(44,493)	(27,303)	(372,058)
	5,164	$ 74,302	(6,444)	$ (87,836)
Class K
Shares sold	2,432,375	$ 36,523,981	11,105,535	$ 155,285,586
Shares issued in reinvestment of distributions	—	—	964,108	14,061,568
Shares redeemed	(5,380,201)	(81,552,963)	(3,959,151)	(56,081,160)
	(2,947,826)	$ (45,028,982)	8,110,492	$ 113,265,994
Class R
Shares sold	62,336	$ 910,043	248,311	$ 3,355,132
Shares issued in reinvestment of distributions	—	—	28,223	402,061
Shares redeemed	(61,216)	(887,252)	(205,874)	(2,852,155)
	1,120	$ 22,791	70,660	$ 905,038
	(3,593,491)	$ (54,141,897)	7,475,138	$ 104,647,241

	Six Months Ended 06/30/26		Year Ended 12/31/25
Fund Name / Share Class	Shares	Amounts	Shares	Amounts
LifePath Dynamic 2035 Fund
Institutional
Shares sold	205,379	$ 3,739,099	237,923	$ 3,806,270
Shares issued in reinvestment of distributions	—	—	30,616	528,876
Shares redeemed	(124,855)	(2,267,409)	(156,213)	(2,552,298)
	80,524	$ 1,471,690	112,326	$ 1,782,848
Investor A
Shares sold and automatic conversion of shares	442,512	$ 7,872,331	805,992	$ 13,213,079
Shares issued in reinvestment of distributions	—	—	96,380	1,650,041
Shares redeemed	(250,013)	(4,506,316)	(357,093)	(5,993,999)
	192,499	$ 3,366,015	545,279	$ 8,869,121

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)

	Six Months Ended 06/30/26		Year Ended 12/31/25
Fund Name / Share Class (continued)	Shares	Amounts	Shares	Amounts
LifePath Dynamic 2035 Fund (continued)
Investor C
Shares sold	6,324	$ 110,801	27,523	$ 458,498
Shares issued in reinvestment of distributions	—	—	6,251	104,307
Shares redeemed and automatic conversion of shares	(18,218)	(318,318)	(68,640)	(1,076,404)
	(11,894)	$ (207,517)	(34,866)	$ (513,599)
Class K
Shares sold	2,736,808	$ 50,040,397	8,809,908	$ 147,560,980
Shares issued in reinvestment of distributions	—	—	860,171	15,167,622
Shares redeemed	(5,417,057)	(100,029,822)	(2,434,927)	(41,397,402)
	(2,680,249)	$ (49,989,425)	7,235,152	$ 121,331,200
Class R
Shares sold	94,601	$ 1,655,311	157,235	$ 2,486,451
Shares issued in reinvestment of distributions	—	—	18,161	309,802
Shares redeemed	(58,267)	(1,003,792)	(206,920)	(3,353,320)
	36,334	$ 651,519	(31,524)	$ (557,067)
	(2,382,786)	$ (44,707,718)	7,826,367	$ 130,912,503

	Six Months Ended 06/30/26		Year Ended 12/31/25
Fund Name / Share Class	Shares	Amounts	Shares	Amounts
LifePath Dynamic 2040 Fund
Institutional
Shares sold	205,430	$ 4,062,250	348,636	$ 6,325,446
Shares issued in reinvestment of distributions	—	—	165,632	3,115,268
Shares redeemed	(177,501)	(3,511,134)	(597,854)	(11,117,067)
	27,929	$ 551,116	(83,586)	$ (1,676,353)
Investor A
Shares sold and automatic conversion of shares	644,841	$ 10,564,018	1,898,070	$ 28,802,080
Shares issued in reinvestment of distributions	—	—	673,425	10,540,056
Shares redeemed	(741,076)	(12,089,940)	(2,433,049)	(37,301,139)
	(96,235)	$ (1,525,922)	138,446	$ 2,040,997
Investor C
Shares sold	7,168	$ 134,430	16,583	$ 287,455
Shares issued in reinvestment of distributions	—	—	8,357	150,658
Shares redeemed and automatic conversion of shares	(12,216)	(229,491)	(23,894)	(414,156)
	(5,048)	$ (95,061)	1,046	$ 23,957
Class K
Shares sold	2,594,145	$ 51,607,284	6,829,041	$ 125,322,157
Shares issued in reinvestment of distributions	—	—	1,049,605	19,983,649
Shares redeemed	(3,953,444)	(79,407,239)	(2,033,788)	(37,998,775)
	(1,359,299)	$ (27,799,955)	5,844,858	$ 107,307,031
Class R
Shares sold	96,222	$ 1,824,276	330,473	$ 5,729,605
Shares issued in reinvestment of distributions	—	—	45,341	830,373
Shares redeemed	(56,701)	(1,094,561)	(178,512)	(3,177,055)
	39,521	$ 729,715	197,302	$ 3,382,923
	(1,393,132)	$ (28,140,107)	6,098,066	$ 111,078,555
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)

	Six Months Ended 06/30/26		Year Ended 12/31/25
Fund Name / Share Class	Shares	Amounts	Shares	Amounts
LifePath Dynamic 2045 Fund
Institutional
Shares sold	68,536	$ 1,415,679	110,829	$ 2,037,511
Shares issued in reinvestment of distributions	—	—	22,896	452,837
Shares redeemed	(41,326)	(852,935)	(79,244)	(1,495,820)
	27,210	$ 562,744	54,481	$ 994,528
Investor A
Shares sold and automatic conversion of shares	298,097	$ 6,123,009	880,147	$ 16,329,044
Shares issued in reinvestment of distributions	—	—	123,637	2,427,111
Shares redeemed	(262,414)	(5,394,684)	(434,051)	(8,118,737)
	35,683	$ 728,325	569,733	$ 10,637,418
Investor C
Shares sold	3,649	$ 72,377	10,259	$ 188,156
Shares issued in reinvestment of distributions	—	—	4,052	77,179
Shares redeemed and automatic conversion of shares	(3,615)	(71,858)	(20,813)	(380,841)
	34	$ 519	(6,502)	$ (115,506)
Class K
Shares sold	2,328,351	$ 49,107,180	6,670,073	$ 128,103,806
Shares issued in reinvestment of distributions	—	—	888,252	17,898,528
Shares redeemed	(2,903,672)	(62,084,438)	(1,951,667)	(38,434,868)
	(575,321)	$ (12,977,258)	5,606,658	$ 107,567,466
Class R
Shares sold	81,946	$ 1,652,910	203,328	$ 3,733,261
Shares issued in reinvestment of distributions	—	—	33,182	646,292
Shares redeemed	(20,468)	(418,386)	(179,215)	(3,287,085)
	61,478	$ 1,234,524	57,295	$ 1,092,468
	(450,916)	$ (10,451,146)	6,281,665	$ 120,176,374

	Six Months Ended 06/30/26		Year Ended 12/31/25
Fund Name / Share Class	Shares	Amounts	Shares	Amounts
LifePath Dynamic 2050 Fund
Institutional
Shares sold	107,856	$ 2,883,107	163,580	$ 3,934,308
Shares issued in reinvestment of distributions	—	—	52,416	1,336,227
Shares redeemed	(56,638)	(1,524,688)	(197,866)	(4,812,094)
	51,218	$ 1,358,419	18,130	$ 458,441
Investor A
Shares sold and automatic conversion of shares	388,319	$ 10,252,507	1,106,824	$ 26,031,176
Shares issued in reinvestment of distributions	—	—	245,013	6,189,343
Shares redeemed	(341,608)	(9,068,226)	(1,097,308)	(25,946,884)
	46,711	$ 1,184,281	254,529	$ 6,273,635
Investor C
Shares sold	5,671	$ 145,688	21,666	$ 489,079
Shares issued in reinvestment of distributions	—	—	3,375	82,701
Shares redeemed and automatic conversion of shares	(6,127)	(159,355)	(50,014)	(1,159,799)
	(456)	$ (13,667)	(24,973)	$ (588,019)
Class K
Shares sold	1,571,930	$ 42,547,394	4,742,087	$ 114,747,908
Shares issued in reinvestment of distributions	—	—	660,370	16,978,702
Shares redeemed	(2,546,073)	(69,499,415)	(1,410,450)	(35,013,062)
	(974,143)	$ (26,952,021)	3,992,007	$ 96,713,548

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)

	Six Months Ended 06/30/26		Year Ended 12/31/25
Fund Name / Share Class (continued)	Shares	Amounts	Shares	Amounts
LifePath Dynamic 2050 Fund (continued)
Class R
Shares sold	78,033	$ 2,070,248	189,331	$ 4,422,731
Shares issued in reinvestment of distributions	—	—	25,074	626,635
Shares redeemed	(25,814)	(668,608)	(143,416)	(3,492,200)
	52,219	$ 1,401,640	70,989	$ 1,557,166
	(824,451)	$ (23,021,348)	4,310,682	$ 104,414,771

	Six Months Ended 06/30/26		Year Ended 12/31/25
Fund Name / Share Class	Shares	Amounts	Shares	Amounts
LifePath Dynamic 2055 Fund
Institutional
Shares sold	86,259	$ 1,974,881	104,703	$ 2,132,630
Shares issued in reinvestment of distributions	—	—	22,201	487,205
Shares redeemed	(39,003)	(883,392)	(64,757)	(1,328,807)
	47,256	$ 1,091,489	62,147	$ 1,291,028
Investor A
Shares sold and automatic conversion of shares	285,849	$ 6,601,590	748,671	$ 15,055,634
Shares issued in reinvestment of distributions	—	—	94,711	2,055,056
Shares redeemed	(222,136)	(5,067,029)	(282,240)	(5,706,713)
	63,713	$ 1,534,561	561,142	$ 11,403,977
Investor C
Shares sold	11,543	$ 254,253	15,430	$ 301,744
Shares issued in reinvestment of distributions	—	—	3,228	67,999
Shares redeemed and automatic conversion of shares	(5,555)	(124,001)	(15,178)	(297,989)
	5,988	$ 130,252	3,480	$ 71,754
Class K
Shares sold	1,716,484	$ 40,833,408	4,591,352	$ 96,021,535
Shares issued in reinvestment of distributions	—	—	599,799	13,456,991
Shares redeemed	(2,149,710)	(51,572,726)	(1,602,223)	(34,469,497)
	(433,226)	$ (10,739,318)	3,588,928	$ 75,009,029
Class R
Shares sold	121,690	$ 2,721,314	143,684	$ 2,814,907
Shares issued in reinvestment of distributions	—	—	18,337	395,263
Shares redeemed	(22,094)	(503,390)	(121,090)	(2,505,864)
	99,596	$ 2,217,924	40,931	$ 704,306
	(216,673)	$ (5,765,092)	4,256,628	$ 88,480,094

	Six Months Ended 06/30/26		Year Ended 12/31/25
Fund Name / Share Class	Shares	Amounts	Shares	Amounts
LifePath Dynamic 2060 Fund
Institutional
Shares sold	136,469	$ 2,382,473	175,736	$ 2,665,516
Shares issued in reinvestment of distributions	—	—	16,332	277,704
Shares redeemed	(54,717)	(954,715)	(57,638)	(910,643)
	81,752	$ 1,427,758	134,430	$ 2,032,577
Investor A
Shares sold and automatic conversion of shares	149,341	$ 2,716,107	546,217	$ 8,509,040
Shares issued in reinvestment of distributions	—	—	24,287	410,688
Shares redeemed	(104,600)	(1,895,637)	(158,980)	(2,441,098)
	44,741	$ 820,470	411,524	$ 6,478,630
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)

	Six Months Ended 06/30/26		Year Ended 12/31/25
Fund Name / Share Class (continued)	Shares	Amounts	Shares	Amounts
LifePath Dynamic 2060 Fund (continued)
Investor C
Shares sold	238	$ 4,396	715	$ 11,036
Shares issued in reinvestment of distributions	—	—	158	2,664
Shares redeemed and automatic conversion of shares	(1,112)	(19,313)	(2,203)	(33,092)
	(874)	$ (14,917)	(1,330)	$ (19,392)
Class K
Shares sold	1,442,859	$ 25,920,296	4,199,963	$ 65,880,623
Shares issued in reinvestment of distributions	—	—	285,391	4,876,790
Shares redeemed	(1,776,424)	(32,373,810)	(946,550)	(15,407,281)
	(333,565)	$ (6,453,514)	3,538,804	$ 55,350,132
Class R
Shares sold	103,002	$ 1,818,945	241,636	$ 3,662,665
Shares issued in reinvestment of distributions	—	—	12,562	212,173
Shares redeemed	(28,601)	(519,691)	(65,765)	(1,067,610)
	74,401	$ 1,299,254	188,433	$ 2,807,228
	(133,545)	$ (2,920,949)	4,271,861	$ 66,649,175

	Six Months Ended 06/30/26		Year Ended 12/31/25
Fund Name / Share Class	Shares	Amounts	Shares	Amounts
LifePath Dynamic 2065 Fund
Institutional
Shares sold	74,993	$ 1,189,371	61,136	$ 832,414
Shares issued in reinvestment of distributions	—	—	2,957	45,491
Shares redeemed	(29,293)	(456,526)	(12,420)	(178,543)
	45,700	$ 732,845	51,673	$ 699,362
Investor A
Shares sold and automatic conversion of shares	139,311	$ 2,248,039	425,797	$ 5,918,712
Shares issued in reinvestment of distributions	—	—	22,223	339,774
Shares redeemed	(86,830)	(1,379,902)	(107,828)	(1,518,824)
	52,481	$ 868,137	340,192	$ 4,739,662
Investor C
Shares sold	7,278	$ 113,329	10,336	$ 146,255
Shares issued in reinvestment of distributions	—	—	450	6,838
Shares redeemed and automatic conversion of shares	(74)	(1,198)	(11,572)	(155,043)
	7,204	$ 112,131	(786)	$ (1,950)
Class K
Shares sold	1,212,091	$ 19,676,507	2,733,635	$ 38,782,715
Shares issued in reinvestment of distributions	—	—	105,041	1,620,213
Shares redeemed	(709,437)	(11,609,935)	(378,957)	(5,505,587)
	502,654	$ 8,066,572	2,459,719	$ 34,897,341
Class R
Shares sold	21,605	$ 343,503	10,305	$ 149,082
Shares issued in reinvestment of distributions	—	—	298	4,559
Shares redeemed	(725)	(11,758)	(703)	(10,445)
	20,880	$ 331,745	9,900	$ 143,196
	628,919	$ 10,111,430	2,860,698	$ 40,477,611

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)

	Six Months Ended 06/30/26		Year Ended 12/31/25
Fund Name / Share Class	Shares	Amounts	Shares	Amounts
LifePath Dynamic 2070 Fund
Institutional
Shares sold	1,300	$ 15,877	96	$ 1,000
Shares issued in reinvestment of distributions	—	—	—	—
Shares redeemed	(442)	(5,462)	(96)	(1,000)
	858	$ 10,415	—	$ —
Investor A
Shares sold and automatic conversion of shares	14,222	$ 172,803	6,436	$ 70,992
Shares issued in reinvestment of distributions	—	—	64	682
Shares redeemed and automatic conversion of shares	(173)	(2,158)	(20)	(216)
	14,049	$ 170,645	6,480	$ 71,458
Investor C
Shares sold	—	$ —	—	$ —
Shares issued in reinvestment of distributions	—	—	—	—
Shares redeemed	—	—	—	—
	—	$ —	—	$ —
Class K
Shares sold	95,180	$ 1,160,145	125,315	$ 1,424,982
Shares issued in reinvestment of distributions	—	—	548	6,297
Shares redeemed	(22,238)	(270,953)	(6,432)	(73,949)
	72,942	$ 889,192	119,431	$ 1,357,330
Class R
Shares sold	4,798	$ 59,354	2,547	$ 28,717
Shares issued in reinvestment of distributions	—	—	—	—
Shares redeemed	(10)	(117)	—	—
	4,788	$ 59,237	2,547	$ 28,717
	92,637	$ 1,129,489	128,458	$ 1,457,505
As of June 30, 2026, shares owned by BlackRock HoldCo 2, Inc., an affiliate of the Funds, were as follows:
Fund Name	Class K	Class R
LifePath Dynamic 2045 Fund	2,003	—
LifePath Dynamic 2055 Fund	2,001	2,000
As of June 30, 2026, shares owned by BlackRock Financial Management, Inc., an affiliate of the Funds, were as follows:
Fund Name	Institutional	Investor A	Investor C	Class K	Class R
LifePath Dynamic 2065 Fund	40,000	40,000	40,000	240,000	40,000
LifePath Dynamic 2070 Fund	10,000	10,000	10,000	360,000	10,000
12.
SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Notes to Financial Statements

Additional Information

Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Each of BAL and BFA has contractually agreed to reimburse, or provide offsetting credits to, the Funds for the Funds’ allocable portion of the fees and expenses of the independent trustees of the Trust, counsel to such independent trustees and the independent registered public accounting firm.
General Information
Quarterly performance, shareholder reports, semi-annual and annual financial statements, current net asset value and other information regarding the Funds may be found on BlackRock’s website, which can be accessed at blackrock.com. Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.
Electronic Delivery
Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program.
To enroll in electronic delivery:
Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:
Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.
Shareholders Who Hold Accounts Directly with BlackRock:
1. Access the BlackRock website at blackrock.com
2. Select “Access Your Account”
3. Next, select “eDelivery” in the “Related Resources” box and follow the sign-up instructions.
BlackRock’s Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit blackrock.com for more information.
Shareholder Privileges
Account Information
Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Automatic Investment Plans
Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.
Systematic Withdrawal Plans
Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.
Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Additional Information (continued)

Fund and Service Providers
Investment Adviser
BlackRock Fund Advisors
San Francisco, CA 94105
Administrator
BlackRock Advisors, LLC
Wilmington, DE 19809
Sub-Adviser
BlackRock International Limited
Edinburgh, EH3 5PP
United Kingdom
BlackRock (Singapore) Limited
079912 Singapore
Accounting Agent and Custodian
State Street Bank and Trust Company
Boston, MA 02114
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Westborough, MA 01581
Distributor
BlackRock Investments, LLC
New York, NY 10001
Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
Philadelphia, PA 19103
Legal Counsel
Ropes & Gray LLP
New York, NY 10036
Address of the Funds
400 Howard Street
San Francisco, CA 94105
Additional Information

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements

The Board of Trustees (the “Board”, the members of which are referred to as “Board Members”) of BlackRock Funds III (the “Trust”) met on April 22, 2026 (the “April Meeting”) and May 19-20, 2026 (the “May Meeting”) to consider the approval to continue the investment advisory agreement (the “Advisory Agreement”) between the Trust, on behalf of BlackRock LifePath® Dynamic Retirement Fund (“LifePath Dynamic Retirement Fund”), BlackRock LifePath® Dynamic 2030 Fund (“LifePath Dynamic 2030 Fund”), BlackRock LifePath® Dynamic 2035 Fund (“LifePath Dynamic 2035 Fund”), BlackRock LifePath® Dynamic 2040 Fund (“LifePath Dynamic 2040 Fund”), BlackRock LifePath® Dynamic 2045 Fund (“LifePath Dynamic 2045 Fund”), BlackRock LifePath® Dynamic 2050 Fund (“LifePath Dynamic 2050 Fund”), BlackRock LifePath® Dynamic 2055 Fund (“LifePath Dynamic 2055 Fund”), BlackRock LifePath® Dynamic 2060 Fund (“LifePath Dynamic 2060 Fund”), BlackRock LifePath® Dynamic 2065 Fund (“LifePath Dynamic 2065 Fund”) and BlackRock LifePath® Dynamic 2070 Fund (“LifePath Dynamic 2070 Fund”) (collectively, the “Funds” and each, a “Fund”), and BlackRock Fund Advisors (the “Manager”), each Fund’s investment advisor. The Board also considered the approval to continue the sub-advisory agreements (the “Sub-Advisory Agreements”) between (1) the Manager and BlackRock International Limited (“BIL”), with respect to each Fund and (2) BlackRock (Singapore) Limited (“BSL” and together with BIL, the “Sub-Advisors”), with respect to each Fund. The Manager and the Sub-Advisors are referred to herein as “BlackRock.” The Advisory Agreement and the Sub-Advisory Agreements are referred to herein as the “Agreements.”
The Approval Process
Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), the Board considers the approval of the continuation of the Agreements for each Fund on an annual basis. The Board Members who are not “interested persons” of the Trust, as defined in the 1940 Act, are considered independent Board Members (the “Independent Board Members”). The Board’s consideration entailed a year-long deliberative process during which the Board and its committees assessed BlackRock’s various services to each Fund, including through the review of written materials and oral presentations, and the review of additional information provided in response to requests from the Independent Board Members. The Board had four quarterly meetings during the year, as well as numerous ad hoc meetings and executive sessions throughout the year, as needed. The committees of the Board similarly met throughout the year. The Board also held the April Meeting to consider specific information regarding the renewal of the Agreements. In considering the renewal of the Agreements, the Board assessed, among other things, the nature, extent and quality of the services provided to the Funds by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight; administrative and shareholder services; oversight of each Fund’s service providers; risk management and oversight; and legal, regulatory and compliance services. Throughout the year, including during the contract renewal process, the Independent Board Members were advised by independent legal counsel, and met with independent legal counsel in various executive sessions outside of the presence of BlackRock’s management.
During the year, the Board, acting directly and through its committees, considered information that was relevant to its annual consideration of the renewal of the Agreements, including the services and support provided by BlackRock to each Fund and its shareholders. BlackRock also provided additional information to the Board in response to specific questions and requests from the Board. Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year, and/or since inception periods, as applicable, against peer funds, relevant benchmarks, and other performance metrics, as applicable, as well as BlackRock senior management’s and portfolio managers’ investment performance analyses, and the reasons for any material outperformance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by each Fund for applicable services; (c) Fund operating expenses and how BlackRock allocates expenses to each Fund; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of each Fund’s investment objective, policies and restrictions, and meeting regulatory requirements; (e) BlackRock’s and each Fund’s development and application of applicable compliance policies and procedures; (f) the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services, as applicable; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) execution quality of portfolio transactions; (j) BlackRock’s implementation of each Fund’s valuation and liquidity procedures; (k) an analysis of management fees paid to BlackRock for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to the Funds; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.
Prior to and in preparation for the April Meeting, the Board received and reviewed materials specifically relating to the renewal of the Agreements. The Independent Board Members engaged in a process with their independent legal counsel and BlackRock to review the nature and scope of the information provided to the Board to better assist its deliberations. The materials provided in connection with the April Meeting included, among other things: (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), based on either a Lipper classification or Morningstar category, regarding each Fund’s fees and expenses as compared with a peer group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of each Fund as compared with a peer group of funds (“Performance Peers”); (b) information on the composition of the Expense Peers and Performance Peers and a description of Broadridge’s methodology; (c) information on the estimated profits realized by BlackRock and its affiliates pursuant to the Agreements and a discussion of fall-out benefits to BlackRock and its affiliates; (d) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, ETFs, closed-end funds, open-end funds, and separately managed accounts, under similar investment mandates, as well as the performance of such other products, as applicable; (e) a review of non-management fees, as applicable; (f) the existence, impact and sharing of potential economies of scale, if any, with the Funds; (g) a summary of aggregate amounts paid by each Fund to BlackRock; (h) sales and redemption data regarding each Fund’s shares; and (i) various additional information requested by the Board as appropriate regarding BlackRock’s and the Funds’ operations.
At the April Meeting, the Board reviewed materials relating to its consideration of the Agreements and the Independent Board Members presented BlackRock with questions and requests for additional information. BlackRock responded to these questions and requests with additional written information in advance of the May Meeting, and such responses were reviewed by the Board Members.
At the May Meeting, the Board concluded its assessment of, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of each Fund as compared to its Performance Peers and to other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated profits realized by BlackRock and its affiliates from their relationship with the Funds; (d) each Fund’s fees and expenses compared to its Expense Peers; (e) the existence and

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements (continued)

sharing of potential economies of scale; (f) any fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with the Funds; and (g) other factors deemed relevant by the Board Members.
The Board also considered other matters it deemed important to the approval process, such as other payments made or benefits that inure to BlackRock or its affiliates including relating to, as applicable, securities lending and cash management activities of a Fund. The Board noted the willingness of BlackRock’s personnel to engage in open, candid discussions with the Board. The Board evaluated the information available to it on a fund-by-fund basis. The following paragraphs provide more information about some of the primary factors that were relevant to the Board’s decision. The Board Members did not identify any particular information, or any single factor as determinative, and each Board Member may have attributed different weights to the various items and factors considered.
A. Nature, Extent and Quality of the Services Provided by BlackRock
The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services, and the resulting performance of each Fund. Throughout the year, the Board compared each Fund’s performance to the performance of a comparable group of funds, relevant benchmarks, and performance metrics, as applicable. Throughout the year, the Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by each Fund’s portfolio management team discussing each Fund’s performance, investment strategies and outlook.
The Board considered, among other factors, with respect to BlackRock: the experience of each Fund’s portfolio management team (including the tenure of or changes in the portfolio management team); research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of certain trading, portfolio management, operations and/or information systems owned by BlackRock; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks, the role of BlackRock’s Risk & Quantitative Analysis Group, and BlackRock’s policies and procedures for third-party vendor oversight. The Board engaged in a review of BlackRock’s compensation structure with respect to each Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.
In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services provided to each Fund. BlackRock and its affiliates provide the Funds with certain administrative, shareholder and other services (in addition to any such services provided to the Funds by third parties) and officers and other personnel as are necessary for the operations of the Funds. In particular, BlackRock and its affiliates provide the Funds with administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information, and periodic shareholder reports; (ii) oversight of daily accounting and net asset value; and services related to the valuation and pricing of each Fund’s portfolio holdings; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of third-party service providers including, among others, each Fund’s custodian, fund accountant, transfer agent, and auditor; (v) organizing Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing or managing administrative functions necessary for the operation of the Funds, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing each Fund’s distribution partners, and shareholder call center and other services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations. The Board also considered the operation of BlackRock’s business continuity plans.
The Board noted that the engagement of the Sub-Advisors with respect to the Funds facilitates the provision of investment advice and trading by investment personnel located outside of the United States. The Board considered that this arrangement provides additional flexibility to the portfolio management team, which may benefit each Fund and its shareholders.
B. The Investment Performance of the Funds
The Board, including the Independent Board Members, reviewed and considered the performance history of each Fund throughout the year and at the April Meeting. The Board was provided with Fund performance reporting and analysis, relative to applicable performance metrics, by BlackRock throughout the year and at the April Meeting. In preparation for the April Meeting, the Board was also provided with reports independently prepared by Broadridge, which included an analysis of each Fund’s performance as of December 31, 2025, as compared to its Performance Peers. Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable. In connection with its review, the Board received and reviewed information regarding the investment performance of each Fund as compared to its Performance Peers. The Board and its Performance Oversight Committee regularly review and meet with Fund management to discuss the performance of each Fund throughout the year.
The Board noted that while it found the data provided by Broadridge generally useful, it recognized the limitations of such data, including in particular, that notable differences may exist between a fund and its Performance Peers (for example, the investment objectives and strategies). Further, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. The Board also acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance, and that a single investment theme could have the ability to disproportionately affect long-term performance.
The Board noted that for each of the one-, three- and five-year periods reported, each of LifePath Dynamic Retirement Fund, LifePath Dynamic 2055 Fund and LifePath Dynamic 2060 Fund ranked in the first quartile against its Performance Peers.
The Board noted that for the one-, three- and five-year periods reported, LifePath Dynamic 2030 Fund ranked in the third, second and second quartiles, respectively, against its Performance Peers. The Board and BlackRock reviewed the Fund’s underperformance relative to its Performance Peers during the applicable period.
Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements (continued)

The Board noted that for the one-, three- and five-year periods reported, LifePath Dynamic 2035 Fund ranked in the third, second and first quartiles, respectively, against its Performance Peers. The Board and BlackRock reviewed the Fund’s underperformance relative to its Performance Peers during the applicable period.
The Board noted that for the one-, three- and five-year periods reported, each of LifePath Dynamic 2040 Fund and LifePath Dynamic 2045 Fund ranked in the third, first and first quartiles, respectively, against its Performance Peers. The Board and BlackRock reviewed each Fund’s underperformance relative to its Performance Peers during the applicable period.
The Board noted that for the one-, three- and five-year periods reported, each of LifePath Dynamic 2050 Fund and LifePath Dynamic 2065 Fund ranked in the second, first and first quartiles, respectively, against its Performance Peers.
The Board noted that for each of the one-year and since-inception periods reported, LifePath Dynamic 2070 Fund ranked in the second quartile against its Performance Peers.
C. Consideration of the Advisory/Management Fees and the Estimated Costs of the Services and Estimated Profits Realized by BlackRock and its Affiliates from their Relationship with the Funds
The Board, including the Independent Board Members, reviewed each Fund’s contractual management fee rate compared with those of its Expense Peers. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers. The Board also compared each Fund’s total expense ratio, as well as its actual management fee rate, to those of its Expense Peers. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non-12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers, and the actual management fee rate gives effect to any management fee reimbursements or waivers. The Board considered that the fee and expense information in the Broadridge report for each Fund reflected information for a specific period and that historical asset levels and expenses may differ from current levels, particularly in a period of market volatility. The Board also noted that while it found the expense comparison provided by Broadridge generally useful, it recognized that the comparison is subject to Broadridge’s defined peer selection criteria and methodology. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).
The Board reviewed BlackRock’s profitability methodology and was also provided with an estimated profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to each Fund. The Board reviewed BlackRock’s estimated profitability with respect to each Fund and other funds the Board currently oversees for the year ended December 31, 2025 compared to available aggregate estimated profitability data provided for the prior two years. The Board reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the estimated profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix. The Board thus recognized the limitations of calculating and comparing profitability at the individual fund level.
The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of BlackRock’s technology business, BlackRock’s expense management, and the relative product mix. The Board noted that, in general, individual fund or product line profitability information for other advisors is not publicly available.
The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time and resources, assumption of risk, and liability profile in servicing the Funds, including in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.
The Board noted that the varying fee structures for fund of funds can limit the value of management fee comparisons.
The Board also noted that LifePath Dynamic Retirement Fund’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio ranked in the second and first quartiles, respectively, relative to the Fund’s Expense Peers.
The Board also noted that each of LifePath Dynamic 2030 Fund’s, LifePath Dynamic 2035 Fund’s, LifePath Dynamic 2040 Fund’s, LifePath Dynamic 2045 Fund’s, LifePath Dynamic 2050 Fund’s, LifePath Dynamic 2055 Fund’s and LifePath Dynamic 2060 Fund’s contractual management fee rate ranked in the second quartile and that the actual management fee rate and total expense ratio ranked in the second and first quartiles, respectively, relative to the Fund’s Expense Peers.
The Board also noted that LifePath Dynamic 2065 Fund’s contractual management fee rate ranked in the second quartile, and that the actual management fee rate and total expense ratio ranked in the third and first quartiles, respectively, relative to the Fund’s Expense Peers.
The Board also noted that LifePath Dynamic 2070 Fund’s contractual management fee rate ranked in the second quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile relative to the Fund’s Expense Peers.
Additionally, the Board noted that BlackRock and its affiliates have contractually agreed to reimburse or otherwise compensate each Fund for certain other fees and expenses.

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements (continued)

D. Economies of Scale
The Board, including the Independent Board Members, considered the extent to which any economies of scale might benefit each Fund in a variety of ways as the assets of the Funds increase. The Board considered multiple factors, including the advisory fee rate and breakpoints, unitary fee structure, fee waivers, and/or expense caps, as applicable. The Board considered each Fund’s asset levels and whether the current fee schedule was appropriate.
E. Other Factors Deemed Relevant by the Board Members
The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from BlackRock’s respective relationships with the Funds, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and its risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Funds, including for administrative, distribution, securities lending, and cash management services. The Board also noted the revenue received by BlackRock and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BlackRock and/or its affiliates. With respect to securities lending, during the year the Board also considered information provided by independent third-party consultants related to the performance of each BlackRock affiliate as securities lending agent. The Board considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board noted that, subject to applicable law, BlackRock may use and benefit from third-party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts. Throughout the year, the Board also received information and reporting, as applicable, regarding BlackRock’s soft dollar, brokerage, and trade execution practices.
Conclusion
At the May Meeting, in a continuation of the discussions that occurred during the April Meeting, and as a culmination of the Board’s year-long deliberative process, the Board, including the Independent Board Members, unanimously approved the continuation of the Advisory Agreement between the Manager and the Trust, on behalf of each Fund, for a one-year term ending June 30, 2027, and the Sub-Advisory Agreements between the Manager and the Sub-Advisors, with respect to each Fund, for a one-year term ending June 30, 2027. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the Independent Board Members, was satisfied that the terms of the Agreements were fair and reasonable and in the best interest of each Fund and its shareholders. In arriving at its decision to approve the Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were advised by independent legal counsel throughout the deliberative process.
Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements

Glossary of Terms Used in these Financial Statements

Currency Abbreviation
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
JPY	Japanese Yen
USD	United States Dollar

Portfolio Abbreviation
ETF	Exchange-Traded Fund
MSCI	Morgan Stanley Capital International
S&P	Standard & Poor’s

2026 BlackRock Semi-Annual Financial Statements and Additional Information

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This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Item 8 –	Changes in and Disagreements with Accountants for Open-End Management Investment Companies – See Item 7

Item 9 –	Proxy Disclosures for Open-End Management Investment Companies – See Item 7

Item 10 –	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – See Item 7

Item 11 –	Statement Regarding Basis for Approval of Investment Advisory Contract – See Item 7

Item 12 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 13 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 14 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 15 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 16 –	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940

Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable

Item 18 –	Recovery of Erroneously Awarded Compensation – Not Applicable

Item 19 –	Exhibits attached hereto

(a)(1) Code of Ethics – Not Applicable to this semi-annual report

(a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable

(a)(3) Section 302 Certifications are attached

(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable

(a)(5) Change in registrant’s independent public accountant – Not Applicable

(b) Section 906 Certifications are attached

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds III

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds III

Date: August 21, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds III

Date: August 21, 2026

By:	/s/ Trent Walker
Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock Funds III

Date: August 21, 2026